As filed with the Securities and Exchange Commission on March 11, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  December 31, 2012

Item 1. Reports to Stockholders.
Underlying Funds Trust

ANNUAL REPORT

December 31, 2012

Underlying Funds Trust
Event Driven
Growth of $10,000 - December 31, 2012

+	Annualized.
^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
#	Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Long/Short Equity
Growth of $10,000 - December 31, 2012

+	Annualized.
^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
#	Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Market Neutral
Growth of $10,000 - December 31, 2012

+	Annualized.
^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2006.
*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2006.
#	Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2006 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Relative Value - Long/Short Debt
Growth of $10,000 - December 31, 2012

+	Annualized.
^	Since inception data for Fund, S&P 500 Index and 90 Day T-Bill is as of 5/1/2007.
*	Since inception data for the HFRI FOF: Conservative Index is as of 4/30/2007.
#	Percentages shown are the average daily rate over the period.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on May 1, 2007 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index. The securities that comprise the S&P 500 may differ substantially from the securities in the Fund’s portfolio. The 90 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury bills are backed by the full faith and credit of the U.S. Government and offer a guarantee as to the repayment of principal and interest at maturity. The HFRI FOF: Conservative Index is an equally weighted performance index. The funds that comprise this index are hedge funds available only to accredited investors. These funds seek to profit by investing in various absolute return, hedged strategies.  One cannot invest directly in an index.

Underlying Funds Trust
Managed Futures Strategies
Growth of $10,000 - December 31, 2012

^	Since inception data for the Fund is as of 9/28/2011

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.

The chart assumes an initial investment of $10,000 made on September 28, 2011 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions.

Underlying Funds Trust
Event Driven
Allocation of Portfolio Assets - December 31, 2012

Event Driven

Investments are a percentage of Total Net Assets.
^   Amount is less than 0.05%

Underlying Funds Trust
Long/Short Equity
Allocation of Portfolio Assets - December 31, 2012

Long/Short Equity

Investments are a percentage of Total Net Assets.
^   Amount is less than 0.05%.

Underlying Funds Trust
Market Neutral
Allocation of Portfolio Assets - December 31, 2012

Market Neutral

Investments are a percentage of Total Net Assets.
^  Amount is less than 0.05%.

Underlying Funds Trust
Relative Value - Long/Short Debt
Allocation of Portfolio Assets - December 31, 2012

Relative Value - Long/Short Debt

Investments are a percentage of Total Net Assets.
^ Amount is less than 0.05%.

Underlying Funds Trust
Managed Futures Strategies
Allocation of Portfolio Assets - December 31, 2012

Managed Futures Strategies

Investments are a percentage of Total Net Assets.

Underlying Funds Trust

Expense Example – December 31, 2012 (Unaudited)

The following Expense Example is presented for Event Driven, Long/Short Equity, Market Neutral, Relative Value – Long/Short Debt, and Managed Futures Strategies (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/12-12/31/12).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The Example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the Example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Underlying Funds Trust

Expense Example – December 31, 2012 (continued) (Unaudited)
Event Driven
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/12	12/31/12	7/1/12-12/31/12+

Actual^	$1,000.00	$1,048.70	$15.04
Hypothetical (5% return before expenses)**	1,000.00	1,010.46	14.76

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.30.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.13.
+  Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.92%, multiplied by the average account value over the period, multiplied by 184/366.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Long/Short Equity
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/12	12/31/12	7/1/12-12/31/12+

Actual^	$1,000.00	$998.10	$15.22
Hypothetical (5% return before expenses)**	1,000.00	1,009.90	15.31

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.05.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.13.
+  Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 3.03%, multiplied by the average account value over the period, multiplied by 184/366.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust

Expense Example – December 31, 2012 (continued) (Unaudited)

Market Neutral
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/12	12/31/12	7/1/12-12/31/12+

Actual^	$1,000.00	$1,018.50	$17.71
Hypothetical (5% return before expenses)**	1,000.00	1,007.59	17.61

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.15.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.13.
+  Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 3.49%, multiplied by the average account value over the period, multiplied by 184/366.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Relative Value – Long/Short Debt
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/12	12/31/12	7/1/12-12/31/12+

Actual^	$1,000.00	$1,028.80	$13.21
Hypothetical (5% return before expenses)**	1,000.00	1,012.12	13.10

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.20.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $10.13.
+  Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.59%, multiplied by the average account value over the period, multiplied by 184/366.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust

Expense Example – December 31, 2012 (continued) (Unaudited)

Managed Futures
			Expenses
	Beginning	Ending	Paid
	Account	Account	During
	Value	Value	Period
	7/1/12	12/31/12	7/1/12-12/31/12+

Actual^	$1,000.00	$1,011.40	$10.31
Hypothetical (5% return before expenses)**	1,000.00	1,014.88	10.33

^ Excluding interest expense, your actual expenses would be $10.11.
** Excluding interest expense, your hypothetical expenses would be $10.13.
+   Expenses are equal to the Portfolio’s annualized expense ratio, including interest expense and dividends on short positions, of 2.04%, multiplied by the average account value over the period, multiplied by 184/366.  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.00%.

Underlying Funds Trust
Event Driven
Schedule of Investments
December 31, 2012

		Fair
	Shares	Value
COMMON STOCKS - 71.5%
Aerospace & Defense - 0.1%
Exelis, Inc.	7,000	$78,890
Air Freight & Logistics - 0.1%
TNT Express NV - ADR	6,000	66,763
Automobiles - 0.0%
General Motors Corp. (a)(f)	6,000	0
Beverages - 0.8%
Asia Pacific Breweries Ltd.	1,000	43,257
Grupo Modelo SAB de CV (a)	60,000	538,205
Total Beverages		581,462

Biotechnology - 0.1%
3SBio, Inc. - ADR (a)	2,000	27,280
BioMimetic Therapeutics, Inc. (a)	500	3,620
YM Biosciences, Inc. (a)	9,000	25,830
Total Biotechnology		56,730

Capital Markets - 2.7%
E*TRADE Financial Corp. (a)	184,700	1,653,065
Epoch Holding Corp.	8,000	223,200
Firstcity Financial Corp. (a)	2,000	19,480
KBW, Inc.	5,000	76,500
Total Capital Markets		1,972,245

Chemicals - 7.1%
Chemtura Corp. (a)	81,628	1,735,411
Ferro Corp. (a)	449,424	1,878,593
PPG Industries, Inc.	12,478	1,688,897
Spartech Corp. (a)	500	4,535
Total Chemicals		5,307,436

Commercial Banks - 0.0%
Heritage Commerce Corp. (a)	8,000	24,640
Communications Equipment - 0.0%
Riverbed Technology, Inc. (a)	832	16,407
Computers & Peripherals - 0.4%
Intermec, Inc. (a)	30,000	295,800
Construction & Engineering - 3.3%
SNC-Lavalin Group, Inc. (a)	46,685	1,892,369
The Shaw Group, Inc. (a)	12,000	559,320
Total Construction & Engineering		2,451,689

Construction Materials - 0.1%
Vulcan Materials Co.	2,000	104,100
Containers & Packaging - 1.2%
Graphic Packaging Holding Co. (a)	133,750	864,025
Diversified Telecommunication Services - 3.0%

Telenet Holding	8,000	376,452
tw telecom, inc. (a)	72,000	1,833,840
Total Diversified Telecommunication Services		2,210,292

Electric Utilities - 0.0%
Iberdrola SA	9	50
Electrical Equipment - 0.0%
SGL Carbon SE	500	19,832
Electronic Equipment, Instruments & Components - 0.1%
Laird PLC	30,000	100,781
Energy Equipment & Services - 2.1%
North American Energy Partners, Inc. (a)	451,261	1,534,287
Food Products - 1.3%
GrainCorp Ltd.	10,000	128,249
Post Holdings, Inc. (a)	1,000	34,250
Ralcorp Holdings, Inc. (a)	6,000	537,900
Rieber & Son AS	20,000	233,908
Westway Group, Inc.	2,000	13,340
Total Food Products		947,647

Health Care Equipment & Supplies - 0.1%
Young Innovations, Inc.	1,000	39,410
Health Care Providers & Services - 1.5%
Coventry Health Care, Inc.	10,000	448,300
PSS World Medical, Inc. (a)	13,000	375,440
Rhoen Klinikum AG	5,000	101,076
Sunrise Senior Living, Inc. (a)	15,000	215,700
Total Health Care Providers & Services		1,140,516

Hotels, Restaurants & Leisure - 7.1%
Ameristar Casinos, Inc.	500	13,120
Caribou Coffee Co., Inc. (a)	7,200	116,568
Cedar Fair LP	67,290	2,250,851
Marriott International, Inc.	1	37
Orient-Express Hotels Ltd. (a)	7,000	81,830
Six Flags Entertainment Corp.	46,500	2,845,800
Total Hotels, Restaurants & Leisure		5,308,206

Household Durables - 0.0%
Nobility Homes, Inc. (a)	3,000	14,700
Insurance - 0.9%
Alleghany Corp. (a)	400	134,168
American International Group, Inc. (a)	6,966	245,900
MBIA, Inc. (a)	21,296	167,174
SeaBright Holdings, Inc.	11,231	124,327
Total Insurance		671,569

Internet Software & Services - 0.0%
LBi International (a)	1,000	3,762
IT Services - 0.0%
Peer 1 Network Enterprises, Inc. (a)	1,800	6,931
TNS, Inc. (a)	1,000	20,730
Total IT Services		27,661

Life Sciences Tools & Services - 0.2%

Illumina, Inc. (a)	2,000	111,180
Machinery - 1.5%
Cascade Corp.	3,000	192,900
Mueller Water Products, Inc.	26,376	147,969
Robbins & Myers, Inc.	13,000	772,850
Sauer-Danfoss, Inc.	100	5,337
Total Machinery		1,119,056

Media - 6.3%
Arbitron, Inc.	990	46,213
Astral Media, Inc. - Class A (a)	2,000	92,953
Astral Media, Inc. - Class B (a)	1,500	73,590
Belo Corp.	20,511	157,319
Charter Communications, Inc. (a)	15,122	1,152,901
Fisher Communications, Inc.	85,728	2,313,799
Jupiter Telecommunications Co. Ltd.	400	498,182
Sinclair Broadcast Group, Inc.	27,235	343,706
Total Media		4,678,663

Metals & Mining - 2.3%
Camino Minerals Corp. (a)	4,000	362
Hi-Crush Partners LP	87,441	1,319,485
Inmet Mining Corp.	500	37,202
Lundin Mining Corp. (a)	1,000	5,147
Pan American Silver Corp. (a)	3,000	56,218
Talison Lithium Ltd. (a)	5,000	36,804
Titanium Metals Corp.	16,000	264,160
Total Metals & Mining		1,719,378

Oil, Gas & Consumable Fuels - 12.5%
Athabasca Oil Corp. (a)	160,250	1,683,535
Atlas Energy LP	68,991	2,396,748
Celtic Exploration Ltd. (a)	37,261	984,811
Inergy LP	175,515	3,192,618
McMoRan Exploration Co. (a)	7,000	112,350
Nexen, Inc.	4,000	107,760
Plains Exploration & Production Co. (a)	10,000	469,400
Xinergy Ltd. (a)	390,728	329,960
Total Oil, Gas & Consumable Fuels		9,277,182

Paper & Forest Products - 1.5%
Caraustar Industries, Inc. (Acquired 05/27/2010, Cost $292,028) (a)(d)(f)	137	192,711
Tembec, Inc. (Acquired 06/04/2009, Cost $0) (a)(d)	40,850	123,203
Tembec, Inc. (a)	35,833	108,072
Wausau Paper Corp.	80,775	699,512
Total Paper & Forest Products		1,123,498

Pharmaceuticals - 0.1%
Pronova Biopharma	10,000	22,221
Taro Pharmaceutical Industries Ltd. (a)	1,000	48,480
Total Pharmaceuticals		70,701

Real Estate Investment Trusts (REITs) - 6.6%
American Realty Capital Trust, Inc.	1,000	11,550
Huntingdon Capital Corp.	381,760	4,862,671

Total Real Estate Investment Trusts (REITs)		4,874,221

Semiconductors & Semiconductor Equipment - 0.3%
Cymer, Inc. (a)	1,000	90,430
Lam Research Corp. (a)	2,250	81,292
LTX-Credence Corp. (a)	2,500	16,400
PLX Technology, Inc. (a)	7,000	25,410
Total Semiconductors & Semiconductor Equipment		213,532

Software - 0.5%
Eloqua, Inc. (a)	1,900	44,821
Pervasive Software, Inc. (a)	6,000	53,460
Retalix Ltd (a)	10,000	297,600
Total Software		395,881

Specialty Retail - 4.6%
Barnes & Noble, Inc. (a)	105,001	1,584,465
Office Depot, Inc. (a)	409,508	1,343,186
Teavana Holdings, Inc. (a)	22,000	341,000
The Pep Boys-Manny, Moe & Jack	19,000	186,770
Total Specialty Retail		3,455,421

Textiles, Apparel & Luxury Goods - 0.2%
The Warnaco Group, Inc. (a)	2,000	143,140
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	16,000	130,080
Trading Companies & Distributors - 2.5%
MRC Global, Inc. (a)	67,906	1,886,429
Wireless Telecommunication Services - 0.2%
Clearwire Corp. (a)	11,000	31,790
MetroPCS Communications, Inc. (a)	10,000	99,400
Total Wireless Telecommunication Services		131,190

TOTAL COMMON STOCKS (Cost $45,780,586)		$53,168,452

	Principal
	Amount
CONVERTIBLE BONDS - 2.3%
Consumer Finance - 1.1%
Atlanticus Holdings Corp.
5.875%, 11/30/2035	$2,000,000	800,000
Machinery - 1.2%
Meritor, Inc.
7.875%, 03/01/2026 (Acquired 11/30/2012, Cost $905,281)(b)	1,000,000	916,875
TOTAL CONVERTIBLE BONDS (Cost $1,711,894)		$1,716,875

CORPORATE BONDS - 11.5%
Construction & Engineering - 1.4%
HD Supply, Inc.
13.500%, 09/01/2015	1,000,000	1,025,000
Construction Materials - 1.3%
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (Acquired 11/9/2012 - 11/13/2012, Cost $857,625)(b)	1,000,000	975,000
Food Products - 1.4%

Pilgrim’s Pride Corp.
7.875%, 12/15/2018		1,000,000	1,013,750
Health Care Equipment & Supplies - 0.0%
Human Touch LLC/Interactive Health Finance Corp. PIK
15.000%, 03/30/2014 (Acquired 06/18/2009 - 09/30/2012, Cost $218,470) (d)(e)(f)		239,067	24
Hotels, Restaurants & Leisure - 0.0%
Lone Star Note
3.000%, 12/31/2014 (Acquired 06/15/2009, Cost $28,053) (d)(f)		28,053	10,000
Internet Software & Services - 1.6%
iPayment, Inc.
10.250%, 05/15/2018		1,500,000	1,203,750
Metals & Mining - 0.0%
Old AII, Inc.
10.000%, 12/15/2016 (Acquired 05/27/2010, Cost $6,850)(d)(e)(f)		1,000,000	10
Oil, Gas & Consumable Fuels - 0.9%
Xinergy Corp.
9.250%, 05/15/2019 (Acquired 03/09/2012- 06/11/2012, Cost $781,424)(b)		1,100,000	638,000
Paper & Forest Products - 1.2%
Millar Western Forest Products Ltd.
8.500%, 04/01/2021		1,000,000	905,000
Real Estate Investment Trusts (REITs) - 0.6%
Huntingdon Real Estate Investment Trust
7.500%, 12/31/2016 (Acquired 11/10/2011, Cost $417,649)(b)(f)	CAD	425,000	444,355
Specialty Retail - 3.1%
The Bon-Ton Department Stores, Inc.
10.250%, 03/15/2014		$1,750,000	1,732,500
Broder Bros. Co. PIK
12.000%, 10/15/2013		607,338	599,746
Total Specialty Retail			2,332,246

TOTAL CORPORATE BONDS (Cost $8,860,164)			$8,547,135

BANK LOANS - 1.8%
Harrah’s Las Vegas Properties Co.
02/13/2015, 4.25% (c)		1,500,000	1,330,500
TOTAL BANK LOANS (Cost $1,266,250)			$1,330,500

ESCROW NOTES - 0.0%
Delphi Financial Class Action Trust Escrow (a)(f)		15,000	9,375
General Motors Co. (a)(f)		1,200,000	0
General Motors Co. (a)(f)		500,000	0
Lear Corp. (Acquired 11/18/2009, Cost $0) (a)(d)(f)		1,000,000	100
Milacron Escrow Corp. (Acquired 05/27/2010, Cost $41,250) (d)(f)		1,000,000	0
Six Flags Entertainment Corp. (a)(f)		600,000	0
Smurfit-Stone Container Corp. (a)(f)		7,125	0
Spansion, Inc. (Acquired 05/27/2010, Cost $0) (a)(d)(f)		999,300	100
TOTAL ESCROW NOTES (Cost $0)			$9,575

RIGHTS - 0.0%
American Medical Alert Corp. (a)(f)		20,000	0
Clinical Data, Inc. (a)(f)		18,000	17,100
Gerber Scientific, Inc. (a)(f)		30,000	300
TOTAL RIGHTS (Cost $0)			$17,400

WARRANTS - 0.1%

Huntingdon Capital Corp.
Expiration December 2016, Exercise Price: $9.00 (a)	11,900	43,308
TOTAL WARRANTS (Cost $30)		$43,308

PURCHASED OPTIONS - 0.8%
	Contracts
Call Options - 0.5%
PPG Industries, Inc.
Expiration February 2013, Exercise Price: $135.00	189	97,335
Expiration May 2013, Exercise Price: $125.00	169	219,700
Expiration May 2013, Exercise Price: $130.00	54	57,780
Expiration May 2013, Exercise Price: $135.00	30	21,900
Total Call Options		396,715

Put Options - 0.3%
Chicago Board Options Exchange Volatility Index Fund
Expiration January 2013, Exercise Price: $16.00	268	13,400
Chesapeake Energy Corp.
Expiration January 2013, Exercise Price: $10.00	250	250
Expiration April 2013, Exercise Price: $13.00	268	9,380
iShares Russell 2000 Index Fund
Expiration January 2013, Exercise Price: $82.00	535	36,915
Expiration February 2013, Exercise Price: $82.00	402	61,908
SPDR S&P 500 ETF Trust
Expiration January 2013, Exercise Price: $139.00	341	33,077
Expiration January 2013, Exercise Price: $141.00	668	96,860
Total Put Options		251,790

TOTAL PURCHASED OPTIONS (Cost $564,750)		$648,505

MONEY MARKET FUNDS - 9.3%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
12/31/2031, 0.15% (c)(g)	6,915,570	6,915,570
TOTAL MONEY MARKET FUNDS (Cost $6,915,570)		$6,915,570

Total Investments (Cost $65,099,244) - 97.3%		72,397,320

Other Assets in Excess of Liabilities - 2.7%		2,001,855
TOTAL NET ASSETS - 100.0%		$74,399,175

Percentages are stated as a percent of net assets.

CAD	Canadian Dollar
ADR	American Depository Receipt
PIK	Payment In-Kind

(a)	Non-income producing.
(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2012, the fair value of these securities total $2,974,230 which represents 4.0% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at December 31, 2012.

(d)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).
Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.
At December 31, 2012, the fair value of these securities total $326,148 which represents 0.4% of total net assets.
(e)	Default or other conditions exist and security is not presently accruing income.
(f)	Security classified as Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).
At December 31, 2012, the fair value of these securities total $674,075 which represents 0.9% of total net assets.
(g)	The rate shown is the seven day yield as of December 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Options Written
December 31, 2012

		Fair
	Contracts	Value
Call Options
American International Group, Inc.
Expiration: January 2013, Exercise Price: $36.00	59	$1,003
Expiration: January 2013, Exercise Price: $40.00	250	1,000
Chemtura Corp.
Expiration: January 2013, Exercise Price: $22.50	40	800
E*TRADE Financial Corp.
Expiration: January 2013, Exercise Price: $9.00	54	1,296
Total Call Options		4,099

Put Options
Air Products & Chemicals, Inc.
Expiration: January 2013, Exercise Price: $80.00	54	2,025
Chesapeake Energy Corp.
Expiration: January 2013, Exercise Price: $16.00	80	640
iShares Russell 2000 Index Fund
Expiration: January 2013, Exercise Price: $78.00	401	2,005
Expiration: January 2013, Exercise Price: $80.50	134	1,608
Expiration: January 2013, Exercise Price: $78.00	402	9,246
Expiration: January 2013, Exercise Price: $79.00	134	4,020
Expiration: February 2013, Exercise Price: $79.00	402	38,592
News Corp.
Expiration: January 2013, Exercise Price: $24.00	80	1,000
PPG Industries, Inc.
Expiration: February 2013, Exercise Price: $110.00	177	21,240
Expiration: May 2013, Exercise Price: $110.00	118	25,370
Expiration: May 2013, Exercise Price: $115.00	47	19,740
Expiration: May 2013, Exercise Price: $120.00	54	28,080
Expiration: May 2013, Exercise Price: $125.00	54	32,940
Safeway, Inc.
Expiration: January 2013, Exercise Price: $17.50	40	1,400
SPDR S&P 500 ETF Trust
Expiration: January 2013, Exercise Price: $132.00	368	9,936
Expiration: January 2013, Exercise Price: $136.00	268	14,472
Expiration: January 2013, Exercise Price: $137.00	402	25,326
United States Oil Fund LP
Expiration: January 2013, Exercise Price: $32.50	402	5,226
Valspar Corp.
Expiration: January 2013, Exercise Price: $60.00	54	2,970
Total Put Options		245,836

Total Options Written (Premiums received $434,147)		$249,935

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Securities Sold Short
December 31, 2012

		Fair
	Shares	Value
COMMON STOCKS - 7.8%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	12,819	$1,077,052
Valspar Corp.	10,700	667,680
Total Chemicals		1,744,732

Food & Staples Retailing - 0.3%
Safeway, Inc.	10,163	183,849
Health Care Providers & Services - 0.2%
Aetna, Inc.	3,885	179,876
Media - 1.6%
AMC Networks, Inc.	4,830	239,085
Thomson Reuters Corp.	31,758	922,887
Total Media		1,161,972

Oil, Gas & Consumable Fuels - 2.1%
Chesapeake Energy Corp.	78,725	1,308,410
Pacific Rubiales Energy Corp.	9,720	225,826
Total Oil, Gas & Consumable Fuels		1,534,236

Software - 1.3%
FactSet Research Systems, Inc.	11,037	971,918
TOTAL COMMON STOCKS (Proceeds $5,777,631)		$5,776,583

EXCHANGE TRADED FUNDS - 20.0%
Industrial Select Sector SPDR Fund	37,450	1,419,355
iShares Russell 2000 Index Fund	49,954	4,210,622
Powershares QQQ Trust Series 1	26,750	1,741,693
SPDR S&P 500 ETF Trust	43,317	6,173,539
United States Oil Fund LP	40,125	1,338,570
TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,933,773)		$14,883,779

	Principal
	Amount
CORPORATE BONDS - 0.7%
Metals & Mining - 0.7%
United States Steel Corp.
7.375%, 04/01/2020	$500,000	533,750
TOTAL CORPORATE BONDS (Proceeds $502,500)		533,750

Total Securities Sold Short (Proceeds $21,213,904) - 28.5%		$21,194,112

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Event Driven
Swap Contracts
December 31, 2012

						Moody’s Rating	Maximum		Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

BNP Paribas S.A.	Markit CDX.NA.HY.19	Buy	5.00%	12/20/2017	(2,000,000)	B1	(2,000,000)	(125,239)	6,190

J.P. Morgan	Belo Corp.	Buy	5.00%	12/20/2017	(1,000,000)	Ba2	(1,000,000)	(18,750)	5,819

Total Credit Default Swap Buy Contracts									12,009

Total Credit Default Swap Contracts									$12,009

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:

	Assets			Liabilities
Derivatives	Description		Fair Value	Description		Fair Value
Equity Contracts
Purchased Options	Investments	*	$648,505
Written Options				Written option contracts, at value	*	$249,935
Total			$648,505			$249,935

Credit Contracts:
Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap contracts	**	12,009	Swap payments received/Net unrealized gain/loss on swap contracts	**	(143,989)
Total			$12,009			$(143,989)

* Fair value as reported on the Statements of Assets and Liabilities.
** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2012:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts:

Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(4,180,532)
Written Options	3,465,601
Credit Contracts:
Swap contracts	(2,361)
Total	$(717,292)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts

Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$510,415
Written Options	(271,014)
Total	$239,401

Credit Contracts:
Swap contracts	12,009
Total	$12,009

The average quarterly market value of purchased and written options during the period ended December 31, 2012 were as follows:

Purchased options	$435,863
Written options	$(245,590)

The average quarterly notional amount of swap contracts during the period ended December 31, 2012 were as follows:

Swaps	$750,000

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012:

Description	Level 1	Level 2		Level 3		Total
Common Stocks	$52,902,151	$73,590	(1)	$192,711	(2)	$53,168,452
Convertible Bonds	-	1,716,875		-		1,716,875
Corporate Bonds	-	8,092,746		454,389		8,547,135
Bank Loans	-	1,330,500		-		1,330,500
Escrow Notes	-	-		9,575		9,575
Rights	-	-		17,400		17,400
Warrants	-	43,308		-		43,308
Purchased Options	648,505	-		-		648,505
Money Market Funds	6,915,570	-		-		6,915,570
Total Long Investments in Securities	$60,466,226	$11,257,019		$674,075		$72,397,320

Securities Sold Short:
Common Stocks	$5,776,583	$-		$-		$5,776,583
Exchange Traded Funds	14,883,779	-		-		14,883,779
Corporate Bonds	-	533,750		-		533,750
Total Securities Sold Short	$20,660,362	$533,750		$-		$21,194,112

Written Options	$249,935	$-		$-		$249,935

Other Financial Instruments
Credit Default Swap Buy Contracts	$-	$12,009		$-		$12,009
Total Other Financial Instruments	$-	$12,009		$-		$12,009

(1) The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following industries:

	Media	$73,590
		$73,590

Transfers into or out of Level 2 during the period		$(14,700)
Transfers were made out of Level 2 into Level 1 due to securities being priced in an active market versus being priced with signficant observable inputs.

(2) The Common Stocks Level 3 balance consists of the fair value of the associated Level 3 investments in the following industries:

	Automobiles	$-	*
	Paper & Forest Products	192,711
		$192,711

Transfers out of Level 3 during the period		$(151,380)
Transfers were made out of Level 3 into Level 2 due to securities being priced with significant observable inputs versus being priced with unobservable inputs.
Transfers were made out of Level 3 into Level 1 due to securities being priced in an active market versus being priced with unobservable inputs.
* Amount is less than $0.50.

Transfers between levels are recognized at the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at fair value
Balance as of December 31, 2011	$3,221,728
Accrued discounts/premiums	12,297
Realized gain (loss)	(1,039,893)
Change in unrealized appreciation	(345,772)
Purchases	-
Sales	(1,022,905)
Transfer out of Level 3	(151,380)
Balance as of December 31, 2012	$674,075

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2012	$(934,579)

Type of Security	Fair Value at 12/31/2012	Valuation Techniques	Unobservable Input	Range
Common Stocks	192,711	Private Transaction	Inputs used by third party for offer	NA
			Discount for lack of marketability	65%

Corporate Bonds	454,389	Consensus pricing	Third party & broker quoted inputs	NA

Escrow	9,575	Consensus pricing	Third party & broker quoted inputs	NA

Rights	17,400	Expected Future Cash Flows	Likelihood of future cash flow to be received	None

The significant unobservable inputs used in the fair value measurement of the Trust’s note receivable and escrowed securities are the likelihood that cash flows or shares will not be received in the future.  Significant increases in the probability of default for these securities would result in a lower fair value measurement.  The significant unobservable inputs used in the fair value measurement of the Trust’s common stock are generally the financial results of privately held entities.  If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust would be lower.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures.  The valuation procedures are implemented by the Adviser and the fund’s third party administrator, which report to the Valuation Committee.  For third-party information, fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Trust.  The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
December 31, 2012

		Fair
	Shares	Value
COMMON STOCKS - 71.8%
Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	10,540	$467,027
Airlines - 0.2%
JetBlue Airways Corp. (a)	87,000	496,770
Auto Components - 0.7%
TRW Automotive Holdings Corp. (a)	28,250	1,514,482
Automobiles - 0.4%
Ford Motor Co.	46,100	596,995
General Motors Co. (a)	10,500	302,715
Total Automobiles		899,710

Biotechnology - 0.7%
Alkermes PLC (a)	60,200	1,114,904
Myriad Genetics, Inc. (a)	12,088	329,398
Total Biotechnology		1,444,302

Building Products - 0.3%
Apogee Enterprises, Inc.	6,173	147,967
Simpson Manufacturing Co., Inc.	15,034	492,965
Total Building Products		640,932

Capital Markets - 1.4%
Financial Engines, Inc. (a)	48,740	1,352,535
Morgan Stanley	45,200	864,224
The Goldman Sachs Group, Inc.	5,700	727,092
Total Capital Markets		2,943,851

Chemicals - 1.2%
El du Pont de Nemours & Co.	12,860	578,314
Koppers Holdings, Inc.	38,153	1,455,537
Tronox Ltd.	25,220	460,265
Total Chemicals		2,494,116

Commercial Banks - 0.8%
OmniAmerican Bancorp, Inc. (a)	40,000	925,200
Wells Fargo & Co.	26,000	888,680
Total Commercial Banks		1,813,880

Commercial Services & Supplies - 0.1%
The Geo Group, Inc.	4,256	120,020
Communications Equipment - 2.4%
Arris Group, Inc. (a)	38,470	574,742
Brocade Communications Systems, Inc. (a)	209,960	1,119,087
Cisco Systems, Inc.	37,000	727,050
Plantronics, Inc.	27,880	1,027,935
QUALCOMM, Inc.	11,000	682,220
RADWARE Ltd. (a)	28,384	936,672
Total Communications Equipment		5,067,706

Computers & Peripherals - 1.7%
Apple, Inc.	3,120	1,663,054
EMC Corp. (a)	27,500	695,750
Hewlett-Packard Co.	41,720	594,510
NCR Corp. (a)	29,600	754,208
Total Computers & Peripherals		3,707,522

Construction & Engineering - 1.0%
MasTec, Inc. (a)	52,200	1,301,346
MYR Group, Inc. (a)	11,121	247,442
Quanta Services, Inc. (a)	25,139	686,044
Total Construction & Engineering		2,234,832

Construction Materials - 0.3%
Headwaters, Inc. (a)	65,310	559,054
Consumer Finance - 0.7%
American Express Co.	12,200	701,256
Capital One Financial Corp.	14,000	811,020
Total Consumer Finance		1,512,276

Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	13,909	326,444
K12, Inc. (a)	52,714	1,077,474
Total Diversified Consumer Services		1,403,918

Diversified Financial Services - 0.6%
Citigroup, Inc.	10,000	395,600
JPMorgan Chase & Co.	19,000	835,430
Total Diversified Financial Services		1,231,030

Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (a)	170,000	931,600
ORBCOMM, Inc. (a)	140,453	550,576
Total Diversified Telecommunication Services		1,482,176

Electric Utilities - 0.2%
ITC Holdings Corp.	4,490	345,326
Electrical Equipment - 0.0%
Helix Wind Corp. (a)	301,628	30
Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics, Inc. (a)	21,683	825,689
Corning, Inc.	108,000	1,362,960
Electro Rent Corp.	34,837	535,793
Fabrinet (a)	101,325	1,331,410
National Instruments Corp.	22,190	572,724
Newport Corp. (a)	67,080	902,226
OSI Systems, Inc. (a)	9,239	591,666
Total Electronic Equipment, Instruments & Components		6,122,468

Energy Equipment & Services - 0.1%
Geospace Technologies Corp. (a)	2,659	236,305
Food Products - 0.9%
TreeHouse Foods, Inc. (a)	21,325	1,111,672
Zhongpin, Inc. (a)	61,030	783,625
Total Food Products		1,895,297

Gas Utilities - 0.5%
National Fuel Gas Co.	21,922	1,111,226

Health Care Equipment & Supplies - 13.2%
ABIOMED, Inc. (a)	67,890	913,799
Align Technology, Inc. (a)	32,630	905,482
AtriCure, Inc. (a)	190,401	1,313,767
CareFusion Corp. (a)	84,300	2,409,294
Conceptus, Inc. (a)	31,004	651,394
Covidien PLC	31,500	1,818,810
DexCom, Inc. (a)	162,606	2,213,068
Greatbatch, Inc. (a)	110,853	2,576,224
Haemonetics Corp. (a)	77,460	3,163,467
Hologic, Inc. (a)	239,150	4,790,175
MGC Diagnostics Corp. (a)	18,100	106,428
RTI Biologics, Inc. (a)	461,900	1,972,313
Solta Medical, Inc. (a)	425,875	1,137,086
Spectranetics Corp. (a)	90,840	1,341,707
Stryker Corp.	24,100	1,321,162
Volcano Corp. (a)	73,000	1,723,530
Total Health Care Equipment & Supplies		28,357,706

Health Care Providers & Services - 2.2%
BioScrip, Inc. (a)	46,789	503,918
Capital Senior Living Corp. (a)	21,299	398,078
Emeritus Corp. (a)	42,000	1,038,240
Express Scripts Holding Co. (a)	9,600	518,400
Health Management Associates, Inc. (a)	20,500	191,060
McKesson Corp.	16,100	1,561,056
VCA Antech, Inc. (a)	21,494	452,449
Total Health Care Providers & Services		4,663,201

Health Care Technology - 1.6%
Computer Programs & Systems, Inc.	27,732	1,396,029
MedAssets, Inc. (a)	101,019	1,694,088
Vocera Communications, Inc. (a)	12,600	316,260
Total Health Care Technology		3,406,377

Hotels, Restaurants & Leisure - 3.5%
Caribou Coffee Co., Inc. (a)	77,582	1,256,052
Cedar Fair LP	50,000	1,672,500
Jack in the Box, Inc. (a)	39,161	1,120,005
Las Vegas Sands Corp. (a)	18,000	830,880
Morgans Hotel Group Co. (a)	248,000	1,373,920
Scientific Games Corp. (a)	141,430	1,226,198
Total Hotels, Restaurants & Leisure		7,479,555

Household Durables - 0.3%
Lennar Corp.	16,836	651,048
Industrial Conglomerates - 0.3%
General Electric Co.	33,700	707,363
Insurance - 0.5%
Tower Group, Inc.	58,686	1,042,850
Internet & Catalog Retail - 0.4%
Shutterfly, Inc. (a)	29,630	885,048
Internet Software & Services - 2.8%
Blucora, Inc. (a)	35,370	555,663
Google, Inc. (a)	2,745	1,947,221
Move, Inc. (a)	34,100	258,819
Responsys, Inc. (a)	32,200	191,912
ValueClick, Inc. (a)	56,521	1,097,072

VeriSign, Inc. (a)	15,700	609,474
Vocus, Inc. (a)	63,099	1,096,661
Yandex NV (a)	12,800	276,096
Total Internet Software & Services		6,032,918

IT Services - 1.6%
Broadridge Financial Solutions, Inc.	24,860	568,797
Cardtronics, Inc. (a)	34,300	814,282
Computer Sciences Corp.	26,950	1,079,348
Euronet Worldwide, Inc. (a)	27,367	645,861
ServiceSource International, Inc. (a)	61,950	362,407
The Hackett Group, Inc. (a)	5,430	23,240
Total IT Services		3,493,935

Leisure Equipment & Products - 0.0%
Nautilus, Inc. (a)	25,125	88,189
Life Sciences Tools & Services - 2.3%
Affymetrix, Inc. (a)	63,480	201,232
Bruker Corp. (a)	90,400	1,380,408
Fluidigm Corp. (a)	66,400	950,184
Life Technologies Corp. (a)	49,100	2,409,828
Total Life Sciences Tools & Services		4,941,652

Machinery - 1.8%
Blount International, Inc. (a)	72,203	1,142,251
CLARCOR, Inc.	21,922	1,047,433
ESCO Technologies, Inc.	15,590	583,222
Graco, Inc.	19,640	1,011,264
Total Machinery		3,784,170

Media - 0.5%
National CineMedia, Inc.	69,210	977,937
Multi-Utilities - 0.5%
NorthWestern Corp.	29,241	1,015,540
Oil, Gas & Consumable Fuels - 2.5%
Continental Resources, Inc. (a)	5,347	392,951
Energy XXI Bermuda Ltd.	14,531	467,753
Halcon Resources Corp. (a)	16,174	111,924
Northern Oil and Gas, Inc. (a)	23,037	387,482
Oasis Petroleum, Inc. (a)	11,422	363,220
Royal Dutch Shell PLC Class A - ADR	496	34,199
Royal Dutch Shell PLC Class B - ADR	22,113	1,567,591
Valero Energy Corp.	6,378	217,617
World Fuel Services Corp.	43,820	1,804,069
Total Oil, Gas & Consumable Fuels		5,346,806

Paper & Forest Products - 0.0%
Shanghai Songrui Forestry Products, Inc. (a) (c)	660,000	0

Personal Products - 0.1%
Nu Skin Enterprises, Inc.	5,985	221,744
Pharmaceuticals - 4.2%
Endocyte, Inc. (a)	45,300	406,794
Johnson & Johnson	64,100	4,493,410
Pacira Pharmaceuticals, Inc. (a)	91,200	1,593,264
Sanofi - ADR	4,110	194,732
Teva Pharmaceutical Industries Ltd. - ADR	61,400	2,292,676
Total Pharmaceuticals		8,980,876

Real Estate Investment Trusts (REITs) - 4.3%
Associated Estates Realty Corp.	63,000	1,015,560
Chesapeake Lodging Trust	18,707	390,602
Chimera Investment Corp.	500,000	1,305,000
Colony Financial, Inc.	23,598	460,161
FelCor Lodging Trust, Inc. (a)	200,000	934,000
Host Hotels & Resorts, Inc.	70,388	1,102,980
New York Mortgage Trust, Inc.	140,000	884,800
Redwood Trust, Inc.	15,455	261,035
Ryman Hospitality Properties	49,763	1,913,882
UDR, Inc.	35,000	832,300
Total Real Estate Investment Trusts (REITs)		9,100,320

Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)	750	61,500
Altisource Portfolio Solutions SA (a)	11,000	953,205
Altisource Residential Corp. (a)	2,500	39,600
Total Real Estate Management & Development		1,054,305

Road & Rail - 0.3%
Landstar System, Inc.	13,510	708,735
Semiconductors & Semiconductor Equipment - 3.8%
International Rectifier Corp. (a)	50,700	898,911
Lam Research Corp. (a)	22,100	798,473
NVIDIA Corp. (a)	161,091	1,979,808
Power Integrations, Inc.	26,228	881,523
RF Micro Devices, Inc. (a)	100,276	449,237
Silicon Motion Technology Corp. - ADR (a)	68,669	976,473
Skyworks Solutions, Inc. (a)	52,820	1,072,246
SMA Solar Technology AG	8,500	213,285
Ultratech, Inc. (a)	21,738	810,828
Total Semiconductors & Semiconductor Equipment		8,080,784

Software - 2.2%
CA, Inc.	20,400	448,392
Comverse Technology, Inc. (a)	160,600	616,704
Comverse, Inc. (a)	26,792	764,376
Ellie Mae, Inc. (a)	31,303	868,658
Informatica Corp. (a)	32,190	976,001
KongZhong Corp. - ADR (a)	38,200	210,100
Redknee Solutions, Inc. (a)	5,700	11,919
Rovi Corp. (a)	55,520	856,674
Total Software		4,752,824

Specialty Retail - 1.1%
Brown Shoe Co., Inc.	17,428	320,152
Chico’s FAS, Inc. (a)	52,110	961,951
Stage Stores, Inc.	13,903	344,516

The Finish Line, Inc.	40,570	767,990
Total Specialty Retail		2,394,609

Textiles, Apparel & Luxury Goods - 1.3%
Hanesbrands, Inc. (a)	41,920	1,501,574
Skechers U.S.A, Inc. (a)	26,480	489,880
The Jones Group, Inc.	64,960	718,458
Total Textiles, Apparel & Luxury Goods		2,709,912

Thrifts & Mortgage Finance - 0.8%
Berkshire Hills Bancorp, Inc.	35,000	835,100
TFS Financial Corp. (a)	100,000	962,000
Total Thrifts & Mortgage Finance		1,797,100

Trading Companies & Distributors - 0.5%
United Rentals, Inc. (a)	23,230	1,057,430
TOTAL COMMON STOCKS (Cost $141,228,992)		$153,477,190

EXCHANGE TRADED FUNDS - 0.2%
iPATH S&P 500 VIX Short-Term Futures ETN (a)	18,000	572,220
TOTAL EXCHANGE TRADED FUNDS (Cost $652,661)		$572,220

PURCHASED OPTIONS - 0.1%
	Contracts
Put Options - 0.1%
iShares Barclays 20+ Year Treasury Bond Fund
Expiration February 2013, Exercise Price: $119.00	770	119,350
SPDR S&P 500 ETF Trust
Expiration January 2013, Exercise Price: $139.00	728	70,616
Total Put Options		189,966

TOTAL PURCHASED OPTIONS (Cost $396,310)		$189,966

MONEY MARKET FUNDS - 13.7%
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.15% (b)(d)	29,281,195	29,281,195
TOTAL MONEY MARKET FUNDS (Cost $29,281,195)
Total Investments (Cost $171,559,158) - 85.8%		183,520,571

Other Assets in Excess of Liabilities - 14.2%		30,316,710
TOTAL NET ASSETS - 100.0%		$213,837,281

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Variable Rate Security. The rate shown represents the rate at December 31, 2012.
(c)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of the investments). At December 31, 2012, the fair value of these securities total $0 which represent 0.0% of total net assets.

(d)	The rate shown is the seven day yield as of December 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Securities Sold Short
December 31, 2012

		Fair
	Shares	Value
COMMON STOCKS 27.4%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	3,185	$293,944
Northrop Grumman Corp.	3,620	244,639
Total Aerospace & Defense		538,583

Air Freight & Logistics - 0.0%
UTi Worldwide, Inc.	4,631	62,055
Auto Components - 0.2%
BorgWarner, Inc.	5,500	393,910
Biotechnology - 1.0%
Acorda Therapeutics, Inc.	23,630	587,442
Regeneron Pharmaceuticals, Inc.	2,970	508,078
Seattle Genetics, Inc.	20,600	477,920
Synageva BioPharma Corp.	10,500	486,045
Total Biotechnology		2,059,485

Building Products - 0.7%
Quanex Building Products Corp.	23,696	483,635
Trex Co., Inc.	25,418	946,312
Total Building Products		1,429,947

Chemicals - 1.1%
Innophos Holdings, Inc.	19,069	886,709
PolyOne Corp.	17,796	363,394
Sigma-Aldrich Corp.	15,800	1,162,564
Total Chemicals		2,412,667

Commercial Banks - 0.8%
Canadian Western Bank	7,521	215,037
City Holding Co.	10,500	365,925
Laurentian Bank of Canada	5,345	237,723
TCF Financial Corp.	75,000	911,250
Total Commercial Banks		1,729,935

Commercial Services & Supplies - 0.3%
Healthcare Services Group, Inc.	17,220	400,020
Ritchie Bros Auctioneers, Inc.	7,710	161,062
Total Commercial Services & Supplies		561,082

Communications Equipment - 0.2%
DragonWave, Inc.	119,770	389,252
Computers & Peripherals - 0.3%
Lexmark International, Inc.	12,610	292,426
Seagate Technology PLC	11,400	347,472
Total Computers & Peripherals		639,898

Construction & Engineering - 0.0%
Layne Christensen Co.	3,548	86,110
Consumer Finance - 0.4%

SLM Corp.	48,404	829,161
Diversified Consumer Services - 0.2%
Weight Watchers International, Inc.	6,327	331,282
Electrical Equipment - 0.5%
EnerSys, Inc.	28,120	1,058,156
Electronic Equipment, Instruments & Components - 0.8%
FEI Co.	21,015	1,165,492
IPG Photonics Corp.	9,294	619,445
Total Electronic Equipment, Instruments & Components		1,784,937

Health Care Equipment & Supplies - 2.7%
Abaxis, Inc.	23,210	861,091
Analogic Corp.	5,582	414,743
DENTSPLY International, Inc.	30,490	1,207,709
Edwards Lifesciences Corp.	7,700	694,309
Elekta AB	66,300	1,033,779
ICU Medical, Inc.	10,467	637,754
Insulet Corp.	13,390	284,136
Intuitive Surgical, Inc.	200	98,074
Symmetry Medical, Inc.	43,475	457,357
West Pharmaceutical Services, Inc.	1,800	98,550
Total Health Care Equipment & Supplies		5,787,502

Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	3,200	138,176
ExamWorks Group, Inc.	62,882	879,719
Hanger, Inc.	34,158	934,563
Henry Schein, Inc.	11,600	933,336
MWI Veterinary Supply, Inc.	8,200	902,000
Total Health Care Providers & Services		3,787,794

Health Care Technology - 0.0%
HealthStream, Inc.	4,200	102,102
Hotels, Restaurants & Leisure - 2.3%
Carnival Corp.	15,000	551,550
Chipotle Mexican Grill, Inc.	1,800	535,428
Choice Hotels International, Inc.	24,000	806,880
Marriott International, Inc.	18,000	670,860
McDonald’s Corp.	11,289	995,803
Royal Caribbean Cruises Ltd.	15,000	510,000
Wynn Resorts Ltd.	7,000	787,430
Total Hotels, Restaurants & Leisure		4,857,951

Household Durables - 0.2%
Harman International Industries, Inc.	9,500	424,080
Insurance - 0.4%
Protective Life Corp.	28,230	806,813
Internet & Catalog Retail - 0.0%
Nutrisystem, Inc.	9,210	75,430
Internet Software & Services - 1.3%
Dealertrack Technologies, Inc.	17,880	513,514
Open Text Corp.	17,800	994,486
VeriSign, Inc.	15,000	582,300
VistaPrint NV	14,820	486,985
Web.com Group, Inc.	17,280	255,744
Total Internet Software & Services		2,833,029

IT Services - 1.2%
DST Systems, Inc.	14,180	859,308

Higher One Holdings, Inc.	78,553	827,949
NeuStar, Inc.	20,983	879,817
Total IT Services		2,567,074

Life Sciences Tools & Services - 0.5%
Mettler-Toledo International, Inc.	5,100	985,830
PAREXEL International Corp.	2,300	68,057
Total Life Sciences Tools & Services		1,053,887

Machinery - 1.5%
Danaher Corp.	42,300	2,364,570
Meritor, Inc.	23,070	109,121
Tennant Co.	8,340	366,543
Wabash National Corp.	33,410	299,688
Total Machinery		3,139,922

Metals & Mining - 0.0%
Avalon Rare Metals, Inc.	39,850	54,196
Multiline Retail - 0.2%
JC Penney Co., Inc.	7,900	155,709
Target Corp.	5,272	311,944
Total Multiline Retail		467,653

Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc.	23,760	74,131
Personal Products - 0.1%
The Estee Lauder Cos., Inc.	2,500	149,650
Pharmaceuticals - 0.2%
Questcor Pharmaceuticals, Inc.	16,520	441,414
Real Estate Investment Trusts (REITs) - 5.5%
BioMed Realty Trust, Inc.	37,000	715,210
Campus Crest Communities, Inc.	35,000	429,100
CBL & Associates Properties, Inc.	30,000	636,300
Coresite Realty Corp.	24,250	670,755
Duke Realty Corp.	45,000	624,150
Essex Property Trust, Inc.	4,629	678,843
First Potomac Realty Trust	45,000	556,200
Franklin Street Properties Corp.	90,000	1,107,900
Host Hotels & Resorts, Inc.	55,000	861,850
Kimco Realty Corp.	55,000	1,062,600
LTC Properties, Inc.	10,000	351,900
Mack-Cali Realty Corp.	15,000	391,650
Pennsylvania Real Estate Investment Trust	30,274	534,033
Prologis, Inc.	29,000	1,058,210
Realty Income Corp.	14,000	562,940
Redwood Trust, Inc.	50,000	844,500
Tanger Factory Outlet Centers	20,000	684,000
Total Real Estate Investment Trusts (REITs)		11,770,141

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	73,000	1,505,990
NVE Corp.	5,410	300,201
Total Semiconductors & Semiconductor Equipment		1,806,191

Software - 0.1%
VMware, Inc.	3,270	307,838

Specialty Retail - 1.2%
Lumber Liquidators Holdings, Inc.	8,000	422,640
O’Reilly Automotive, Inc.	15,590	1,394,058
Rent-A-Center, Inc.	22,717	780,556
Total Specialty Retail		2,597,254

Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp.	1,700	254,864
Thrifts & Mortgage Finance - 0.3%
Home Capital Group, Inc.	5,113	303,634
New York Community Bancorp, Inc.	30,000	393,000
Total Thrifts & Mortgage Finance		696,634

Trading Companies & Distributors - 0.1%
WESCO International, Inc.	4,470	301,412
TOTAL COMMON STOCKS (Proceeds $57,777,477)		$58,663,422

EXCHANGE TRADED FUNDS - 10.5%
Consumer Staples Select Sector SPDR Fund	4,008	139,599
Health Care Select Sector SPDR Fund	48,200	1,925,590
iShares PHLX SOX Semiconductor Sector Index Fund	1,278	66,507
iShares Russell 2000 Index Fund	30,100	2,537,129
Market Vectors Oil Service ETF	4,006	154,952
Market Vectors Semiconductor ETF	8,207	264,512
SPDR S&P Retail ETF	13,863	865,190
SPDR S&P 500 ETF Trust	92,310	13,156,021
SPDR S&P MidCap 400 ETF Trust	7,313	1,358,098
SPDR S&P Oil & Gas Exploration & Production ETF	22,780	1,231,714
Technology Select Sector SPDR Fund	22,752	658,670
TOTAL EXCHANGE TRADED FUNDS (Proceeds $21,512,316)		$22,357,982

Total Securities Sold Short (Proceeds $79,289,793) - 37.9%		$81,021,404

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity
Options Written
December 31, 2012

		Fair
	Contracts	Value
Call Options
iShares Barclays 20+ Year Treasury Bond Fund
Expiration: January 2013, Exercise Price: $126.00	770	$15,400
VMware, Inc.
Expiration: January 2013, Exercise Price: $110.00	65	325
Total Call Options		15,725

Put Options
iShares Barclays 20+ Year Treasury Bond Fund
Expiration: March 2013, Exercise Price: $111.00	770	32,340
Total Put Options		32,340

Total Options Written (Premiums received $90,827)		$48,065

The accompanying notes are an integral part of these financial statements.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:

	Assets			Liabilities
Derivatives	Description		Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	*	$189,966
Written Options				Written option contracts, at fair value	48,065
Total			$189,966		$48,065

* Included in investments, at fair value as reported on the Statements of Assets and Liabilities.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts

Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(4,995,934)
Written Options	3,409,998
Total	$(1,585,936)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts

Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$(129,327)
Written Options	$5,986
Total	$(123,341)

The average quarterly fair value of purchased and written options during the period ended December 31, 2012 were as follows:

Purchased options	$836,210
Written options	$(341,038)

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$153,477,190	$-	$-	(1)	$153,477,190
Exchange Traded Funds	572,220	-	-		572,220
Purchased Options	189,966				189,966
Money Market Funds	29,281,195	-	-		29,281,195
Total Long Investments in Securities	$183,520,571	$-	$-		$183,520,571

Securities Sold Short:
Common Stocks	$58,663,422	$-	$-		$58,663,422
Exchange Traded Funds	22,357,982	-	-		22,357,982
Total Securities Sold Short	$81,021,404	$-	$-		$81,021,404

Written Options	$48,065	$-	$-		$48,065

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Paper & Forest Products	$-	(2)
$-

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.
Investments in Securities, at fair value
Balance as of December 31, 2011	$-	(2)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation	-
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of December 31, 2012	$-	(2)

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2012	$-

(2) Amount is less than $ 0.50.

Type of Security	Fair Value at 12/31/2012		Valuation Techniques	Unobservable Input	Range
Common stock	-	(2)	Consensus pricing	Third party & broker quoted inputs	N/A

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures. The valuation procedures are implemented by the Adviser and the fund’s third party administrator, which report to the Valuation Committee. For third-party information, the fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Trust. The Adviser develops valuation techniques for shares of private companies held by the Trust, which include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Schedule of Investments
December 31, 2012

	Shares	Fair Value
COMMON STOCKS - 54.8%
Aerospace & Defense - 3.9%
L-3 Communications Holdings, Inc.	22,849	$1,750,690
Triumph Group, Inc.	29,338	1,915,772
Total Aerospace & Defense		3,666,462

Auto Components - 2.4%
American Axle & Manufacturing Holdings, Inc. (a)	116,100	1,300,320
Lear Corp.	19,900	932,116
Total Auto Components		2,232,436

Automobiles - 2.2%
Ford Motor Co.	155,750	2,016,963
Chemicals - 0.9%
Huntsman Corp.	53,100	844,290
Communications Equipment - 1.5%
F5 Networks, Inc. (a)	5,341	518,878
QUALCOMM, Inc.	14,203	880,870
Total Communications Equipment		1,399,748

Computers & Peripherals - 2.8%
Apple, Inc.	3,364	1,793,113
Seagate Technology PLC	28,308	862,828
Total Computers & Peripherals		2,655,941

Construction Materials - 1.9%
Martin Marietta Materials, Inc.	18,750	1,767,750
Containers & Packaging - 1.7%
Sealed Air Corp.	89,300	1,563,643
Energy Equipment & Services - 2.3%
Cameron International Corp. (a)	10,500	592,830
Weatherford International Ltd. (a)	135,400	1,515,126
Total Energy Equipment & Services		2,107,956

Industrial Conglomerates - 2.7%
Danaher Corp.	44,425	2,483,358
Internet Software & Services - 2.6%
Equinix, Inc. (a)	5,727	1,180,907
Google, Inc. (a)	1,767	1,253,457
Total Internet Software & Services		2,434,364

IT Services - 2.8%
Cognizant Technology Solutions Corp. (a)	22,679	1,679,380
Teradata Corp. (a)	10,558	653,434
VeriFone Systems, Inc. (a)	9,501	281,990
Total IT Services		2,614,804

Media - 1.2%

Sirius XM Radio, Inc. (a)	399,524	1,154,624
Oil, Gas & Consumable Fuels - 14.9%
Approach Resources, Inc. (a)	35,325	883,478
Comstock Resources, Inc. (a)	75,250	1,138,533
Devon Energy Corp.	16,450	856,058
Exxon Mobil Corp.	25,450	2,202,698
HollyFrontier Corp.	34,797	1,619,800
Marathon Oil Corp.	48,350	1,482,411
Newfield Exploration Co. (a)	34,750	930,605
PDC Energy, Inc. (a)	33,800	1,122,498
Pioneer Natural Resources Co.	8,200	874,038
Quicksilver Resources, Inc. (a)	95,000	271,700
Rex Energy Corp. (a)	97,500	1,269,450
Suncor Energy, Inc.	40,250	1,327,445
Total Oil, Gas & Consumable Fuels		13,978,714

Semiconductors & Semiconductor Equipment - 3.8%
Cirrus Logic, Inc. (a)	1,895	54,898
Cypress Semiconductor Corp.	47,968	519,973
Exar Corp. (a)	61,516	547,492
Integrated Device Technology, Inc. (a)	125,339	914,975
Skyworks Solutions, Inc. (a)	21,329	432,979
Ultratech, Inc. (a)	22,699	846,673
Veeco Instruments, Inc. (a)	9,759	288,085
Total Semiconductors & Semiconductor Equipment		3,605,075

Software - 7.2%
Citrix Systems, Inc. (a)	7,527	494,900
CommVault Systems, Inc. (a)	23,501	1,638,255
Ellie Mae, Inc. (a)	36,786	1,020,811
Fortinet, Inc. (a)	29,466	620,849
Nuance Communications, Inc. (a)	43,922	980,339
Red Hat, Inc. (a)	21,961	1,163,055
Sourcefire, Inc. (a)	17,834	842,122
Total Software		6,760,331

TOTAL COMMON STOCKS (Cost $44,502,044)		$51,286,459

CONVERTIBLE PREFERRED STOCKS - 0.8%
Automobiles - 0.8%
General Motors Co.	16,987	749,636
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $644,996)		$749,636

PREFERRED STOCKS - 0.1%
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. (a)	1,400	134,575
TOTAL PREFERRED STOCKS (Cost $121,800)		$134,575

	Principal
	Amount
CONVERTIBLE BONDS - 25.9%
Air Freight & Logistics - 0.7%
AirTran Holdings, Inc.
5.250%, 11/01/2016	$490,000	630,569
Airlines - 0.2%

Hawaiian Holdings, Inc.
5.000%, 03/15/2016	155,000	171,469
Biotechnology - 1.4%
Gilead Sciences, Inc.
1.000%, 05/01/2014	350,000	573,563
Medivation, Inc.
2.625%, 04/01/2017	300,000	383,437
Theravance, Inc.
3.000%, 01/15/2015	300,000	334,875
Total Biotechnology		1,291,875

Capital Markets - 0.7%
Prospect Capital Corp.
5.875%, 01/15/2019 (Acquired 12/18/2012, Cost $97,266)(b)(d)	100,000	97,250
Walter Investment Management Corp.
4.500%, 11/01/2019	491,000	518,312
Total Capital Markets		615,562

Communications Equipment - 0.9%
Ciena Corp.
4.000%, 12/15/2020	365,000	417,697
Ixia
3.000%, 12/15/2015	375,000	435,469
Total Communications Equipment		853,166

Computers & Peripherals - 0.7%
SanDisk Corp.
1.500%, 08/15/2017	540,000	626,400
Consumer Finance - 0.2%
Encore Capital Group, Inc.
3.000%, 11/27/2017 (Acquired 12/20/2012 through 12/21/2012, Cost $146,861)(b)	135,000	148,922
Diversified Financial Services - 0.9%
NorthStar Realty Finance LP
7.500%, 03/15/2031 (Acquired 11/16/2012 through 12/04/2012, Cost $433,552)(b)	395,000	472,519
PHH Corp.
4.000%, 09/01/2014	366,000	409,233
Total Diversified Financial Services		881,752

Energy Equipment & Services - 1.0%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019 (Acquired 11/16/2012, Cost $517,453)(b)	525,000	527,625
SEACOR Holdings, Inc.
2.500%, 12/15/2027 (Acquired 12/06/2012, Cost $376,896)(b)	370,000	376,938
Total Energy Equipment & Services		904,563

Food Products - 0.3%
Tyson Foods, Inc.
3.250%, 10/15/2013	230,000	278,156
Health Care Equipment & Supplies - 1.8%
Hologic, Inc.
2.000%, 12/15/2037 (c)	690,000	769,350
Insulet Corp.
3.750%, 06/15/2016	250,000	271,406
NuVasive, Inc.
2.750%, 07/01/2017	225,000	196,875

Volcano Corp.
1.750%, 12/01/2017	470,000	473,525
Total Health Care Equipment & Supplies		1,711,156

Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.
2.750%, 06/15/2018	140,000	160,912
Hotels, Restaurants & Leisure - 1.5%
Ctrip.com International Ltd.
0.500%, 09/15/2017 (Acquired 12/20/2012, Cost $254,306)(b)	200,000	252,625
International Game Technology
3.250%, 05/01/2014 (Acquired 11/16/2012, Cost $516,647)(b)	500,000	521,562
MGM Resorts International
4.250%, 04/15/2015	592,000	626,410
Total Hotels, Restaurants & Leisure		1,400,597

Household Durables - 1.1%
D.R. Horton, Inc.
2.000%, 05/15/2014	300,000	474,938
Jarden Corp.
1.875%, 09/15/2018 (Acquired 11/16/2012, Cost $517,189)(b)	510,000	516,056
Total Household Durables		990,994

Internet Software & Services - 0.5%
Dealertrack Technologies, Inc.
1.500%, 03/15/2017 (Acquired 11/16/2012, Cost $465,000)(b)	465,000	490,866
IT Services - 0.8%
Alliance Data Systems Corp.
1.750%, 08/01/2013	225,000	414,984
CSG Systems International, Inc.
3.000%, 03/01/2017 (Acquired 11/16/2012, Cost $361,925)(b)	350,000	366,188
Total IT Services		781,172

Machinery - 1.0%
Chart Industries, Inc.
2.000%, 08/01/2018	500,000	615,937
Greenbrier Cos., Inc.
3.500%, 04/01/2018	400,000	363,250
Total Machinery		979,187

Media - 0.7%
Liberty Interactive LLC
3.125%, 03/30/2023	460,000	667,575
Metals & Mining - 1.9%
Allegheny Technologies, Inc.
4.250%, 06/01/2014	475,000	517,453
Kaiser Aluminum Corp.
4.500%, 04/01/2015	500,000	675,625
Royal Gold, Inc.
2.875%, 06/15/2019	500,000	555,938
Total Metals & Mining		1,749,016

Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp.
2.500%, 05/15/2037	461,000	414,900

McMoRan Exploration Co.
5.250%, 10/06/2013 (d)	75,000	77,156
PDC Energy, Inc.
3.250%, 05/15/2016 (Acquired 11/16/2012 through 11/29/2012, Cost $322,792)(b)	315,000	340,594
Total Oil, Gas & Consumable Fuels		832,650

Pharmaceuticals - 1.7%
Salix Pharmaceuticals Ltd.
1.500%, 03/15/2019 (Acquired 11/16/2012 through 12/21/2012, Cost $743,659)(b)	780,000	751,237
Teva Pharmaceutical Finance Co., LLC
0.250%, 02/01/2026	240,000	245,100
The Medicines Co.
1.375%, 06/01/2017 (Acquired 11/16/2012 through 12/20/2012, Cost $562,167)(b)	545,000	596,775
Total Pharmaceuticals		1,593,112

Real Estate Investment Trusts (REITs) - 0.9%
iStar Financial, Inc.
3.000%, 11/15/2016	210,000	213,937
Ryman Hospitality Properties
3.750%, 10/01/2014 (Acquired 11/16/2012, Cost $544,724)(b)	375,000	652,969
Total Real Estate Investment Trusts (REITs)		866,906

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	175,000	162,750
Lam Research Corp.
1.250%, 05/15/2018	500,000	494,063
Micron Technology, Inc.
1.875%, 08/01/2031	600,000	548,250
Xilinx, Inc.
3.125%, 03/15/2037	375,000	475,078
Total Semiconductors & Semiconductor Equipment		1,680,141

Software - 1.6%
Bottomline Technologies, Inc.
1.500%, 12/01/2017	115,000	127,722
BroadSoft, Inc.
1.500%, 07/01/2018	375,000	421,172
Electronic Arts, Inc.
0.750%, 07/15/2016	565,000	520,860
Nuance Communications, Inc.
2.750%, 11/01/2031	375,000	407,109
Total Software		1,476,863

Specialty Retail - 0.2%
Group 1 Automotive, Inc.
2.250%, 06/15/2036 (c)	200,000	234,750
Textiles, Apparel & Luxury Goods - 0.5%
Iconix Brand Group, Inc.
2.500%, 06/01/2016 (Acquired 11/16/2012, Cost $494,861)(b)	500,000	517,813
Trading Companies & Distributors - 1.2%
Air Lease Corp.
3.875%, 12/01/2018 (Acquired 11/26/2012 through 12/13/2012, Cost $401,357)(b)	365,000	394,884
Titan Machinery, Inc.
3.750%, 05/01/2019 (Acquired 11/16/2012, Cost $709,418) (b)	800,000	752,500

Total Trading Companies & Distributors		1,147,384

Wireless Telecommunication Services - 0.6%
SBA Communications Corp.
4.000%, 10/01/2014	225,000	531,984
TOTAL CONVERTIBLE BONDS (Cost $23,325,309)		$24,215,512

MONEY MARKET FUNDS - 11.2%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.15% (c)(e)	10,468,680	10,468,680
TOTAL MONEY MARKET FUNDS (Cost $10,468,680)		$10,468,680
Total Investments (Cost $79,062,829) - 92.8%		86,854,862

Other Assets in Excess of Liabilities - 7.2%		6,766,438
TOTAL NET ASSETS - 100.0%		$93,621,300

Percentages are stated as a percent of net assets.

(a)	Non-income producing.

(b)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2012, the fair value of these securities total $7,777,323 which represents 8.3% of total net assets.

(c)	Variable Rate Security. The rate shown represents the rate at December 31, 2012.

(d)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). At December 31, 2012, the fair value of these securities total $174,406 which represents 0.2% of total net assets.

(e)	The rate shown is the seven day yield as of December 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Securities Sold Short
December 31, 2012

	Shares	Fair Value
COMMON STOCKS - 58.3%
Aerospace & Defense - 4.0%
Northrop Grumman Corp.	31,350	$2,118,633
Rockwell Collins, Inc.	27,800	1,617,126
Total Aerospace & Defense		3,735,759

Airlines - 0.2%
Hawaiian Holdings, Inc.	9,835	64,616
Southwest Airlines Co.	16,056	164,413
Total Airlines		229,029

Auto Components - 2.3%
BorgWarner, Inc.	30,400	2,177,248
Automobiles - 0.5%
General Motors Co.	15,290	440,811
Biotechnology - 0.8%
Gilead Sciences, Inc.	5,400	396,630
Medivation, Inc.	3,805	194,664
Theravance, Inc.	5,765	128,386
Total Biotechnology		719,680

Capital Markets - 0.3%
Teton Advisors, Inc.	6	106
Walter Investment Management Corp.	5,585	240,267
Total Capital Markets		240,373

Chemicals - 3.0%
The Dow Chemical Co.	59,000	1,906,880
The Sherwin-Williams Co.	5,950	915,229
Total Chemicals		2,822,109

Communications Equipment - 2.0%
Ciena Corp.	39,933	626,948
Ixia	10,707	181,805
Juniper Networks, Inc.	29,756	585,300
Nokia OYJ - ADR	6,917	27,322
Telfonaktiebolaget LM Ericsson - ADR	40,817	412,252
Total Communications Equipment		1,833,627

Computers & Peripherals - 1.3%
Hewlett-Packard Co.	21,585	307,586
SanDisk Corp.	6,940	302,306
Western Digital Corp.	13,665	580,626
Total Computers & Peripherals		1,190,518

Consumer Finance - 0.4%
Encore Capital Group, Inc.	1,870	57,259
Netspend Holdings, Inc.	28,539	337,331
Total Consumer Finance		394,590

Diversified Financial Services - 0.1%
PHH Corp.	4,560	103,740
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	7,000	47,180
Electrical Equipment - 2.2%
Eaton Corp. PLC	38,200	2,070,440
Electronic Equipment, Instruments & Components - 0.7%
Cognex Corp.	10,800	397,656
Tech Data Corp.	5,480	249,504
Total Electronic Equipment, Instruments & Components		647,160

Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	40,000	1,633,600
Hornbeck Offshore Services, Inc.	5,130	176,164
National Oilwell Varco, Inc.	10,700	731,345
SEACOR Holdings, Inc.	1,785	149,583
Total Energy Equipment & Services		2,690,692

Food Products - 0.1%
Tyson Foods, Inc.	6,384	123,850
Health Care Equipment & Supplies - 0.6%
Hologic, Inc.	11,985	240,059
Insulet Corp.	5,250	111,405
NuVasive, Inc.	2,700	41,742
Volcano Corp.	7,875	185,929
Total Health Care Equipment & Supplies		579,135

Health Care Providers & Services - 0.1%
Brookdale Senior Living, Inc.	2,430	61,528
Health Care Technology - 0.1%
athenahealth, Inc.	1,426	104,740
Hotels, Restaurants & Leisure - 0.4%
Ctrip.com International Ltd. - ADR	8,170	186,194
International Game Technology	5,005	70,921
MGM Resorts International	7,960	92,655
Total Hotels, Restaurants & Leisure		349,770

Household Durables - 0.7%
D.R. Horton, Inc.	21,825	431,699
Jarden Corp.	3,600	186,120
Total Household Durables		617,819

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.	1,844	463,102
HomeAway, Inc.	15,155	333,410
Total Internet & Catalog Retail		796,512

Internet Software & Services - 2.5%
Angie’s List, Inc.	19,864	238,169
Dealertrack Technologies, Inc.	6,845	196,588
Demandware, Inc.	7,201	196,731
Dice Holdings, Inc.	47,521	436,243
Facebook, Inc.	11,934	317,803
Millennial Media, Inc.	23,383	292,989
Rackspace Hosting, Inc.	6,766	502,511
WebMD Health Corp.	12,988	186,248
Total Internet Software & Services		2,367,282

IT Services - 4.9%
Accenture PLC	9,227	613,595
Alliance Data Systems Corp.	2,300	332,948
Booz Allen Hamilton Holding Corp.	22,892	318,657
CACI International, Inc.	6,291	346,194
CSG Systems International, Inc.	7,135	129,714
Higher One Holdings, Inc.	23,501	247,701
iGATE Corp.	32,400	510,948
Infosys Ltd. - ADR	6,022	254,731
Mastercard, Inc.	950	466,716
SAIC, Inc.	42,789	484,371
Sapient Corp.	35,974	379,885
Syntel, Inc.	5,458	292,494
Wipro Ltd. - ADR	27,506	240,953
Total IT Services		4,618,907

Machinery - 3.5%
Caterpillar, Inc.	17,650	1,581,087
Chart Industries, Inc.	5,445	363,018
Greenbrier Cos., Inc.	4,100	66,297
WABCO Holdings, Inc.	19,200	1,251,648
Total Machinery		3,262,050

Media - 0.6%
Thomson Reuters Corp.	9,401	273,193
Time Warner, Inc.	5,750	275,023
Total Media		548,216

Metals & Mining - 0.7%
Allegheny Technologies, Inc.	1,145	34,762
Kaiser Aluminum Corp.	6,200	382,478
Royal Gold, Inc.	2,500	203,275
Total Metals & Mining		620,515

Office Electronics - 0.5%
Xerox Corp.	65,541	446,990
Oil, Gas & Consumable Fuels - 11.4%
Chesapeake Energy Corp.	3,080	51,190
Chevron Corp.	12,600	1,362,564
Continental Resources, Inc.	23,850	1,752,736
Halcon Resources Corp.	248,500	1,719,620

Northern Oil and Gas, Inc.	67,600	1,137,032
PDC Energy, Inc.	3,870	128,523
Royal Dutch Shell PLC - ADR	25,578	1,763,603
SM Energy Co.	24,600	1,284,366
Valero Energy Corp.	43,400	1,480,808
Total Oil, Gas & Consumable Fuels		10,680,442

Pharmaceuticals - 0.6%
Salix Pharmaceuticals, Ltd.	5,925	239,844
Teva Pharmaceutical Industries Ltd. - ADR	1,950	72,813
The Medicines Co.	11,385	272,898
Total Pharmaceuticals		585,555

Real Estate Investment Trusts (REITs) - 0.8%
iStar Financial, Inc.	8,735	71,190
NorthStar Realty Finance Corp.	36,450	256,608
Ryman Hospitality Properties	13,806	530,979
Total Real Estate Investment Trusts (REITs)		858,777

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc.	59,126	141,903
Aixtron SE NA - ADR	18,246	218,040
Applied Materials, Inc.	37,755	431,917
Freescale Semiconductor Ltd.	19,730	217,227
Intersil Corp.	37,214	308,504
Lam Research Corp.	3,150	113,810
Linear Technology Corp.	14,144	485,139
Micron Technology, Inc.	44,200	280,670
SunPower Corp.	12,226	68,710
Texas Instruments, Inc.	11,278	348,941
Xilinx, Inc.	9,450	339,255
Total Semiconductors & Semiconductor Equipment		2,954,116

Software - 4.6%
Bottomline Technologies, Inc.	2,160	57,002
BroadSoft, Inc.	6,235	226,518
CA, Inc.	14,023	308,225
Check Point Software Technologies Ltd.	9,096	433,333
Compuware Corp.	37,373	406,244
Electronic Arts, Inc.	3,790	55,069
FactSet Research Systems, Inc.	2,894	254,846
Guidewire Software, Inc.	11,749	349,180
Microsoft Corp.	21,982	587,579
Nuance Communications, Inc.	6,415	143,183
SAP AG - ADR	8,407	675,755
ServiceNow, Inc.	12,128	364,204
Tangoe, Inc.	9,397	111,542
VMware, Inc.	3,942	371,100
Total Software		4,343,780

Specialty Retail - 0.5%
GameStop Corp.	13,703	343,808

Group 1 Automotive, Inc.	1,845	114,372
Total Specialty Retail		458,180

Textiles, Apparel & Luxury Goods - 0.1%
Iconix Brand Group, Inc.	4,500	100,440
Trading Companies & Distributors - 0.3%
Air Lease Corp.	5,420	116,530
Titan Machinery, Inc.	6,515	160,921
Total Trading Companies & Distributors		277,451

Wireless Telecommunication Services - 0.5%
SBA Communications Corp.	7,000	497,140
TOTAL COMMON STOCKS (Proceeds $52,925,671)		54,596,151

	Principal
	Amount
CORPORATE BONDS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc.
0.000%, 12/31/2015	$3,093	$2,748
TOTAL CORPORATE BONDS (Proceeds $3,093)		2,748

Total Securities Sold Short (Proceeds $52,928,764) - 58.3%		$54,598,899

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Market Neutral
Options Written
December 31, 2012

	Contracts	Fair Value
Call Options
Zillow, Inc.
Expiration: February 2013, Exercise Price: $30.00	128	$17,280
Total Call Options		17,280

Total Options Written (Premiums received $128,857)		$17,280

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Written Options			Written option contracts, at fair value	17,280
Total		$-		$17,280

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Equity Contracts
Written Options	$135,203
Total	$135,203

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Equity Contracts
Written Options	$111,577
Total	$111,577

The average quarterly market value of purchased and written options during the period ended December 31, 2012 were as follows:

Written options	$44,250

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012:

Description	Level 1	Level 2		Level 3	Total
Common Stocks	$51,286,459	$-		$-	$51,286,459
Convertible Preferred Stocks	-	749,636		-	749,636
Preferred Stocks	-	134,575		-	134,575
Convertible Bonds	-	24,041,106		174,406	24,215,512
Money Market Funds	10,468,680	-		-	10,468,680
Total Long Investments in Securities	$61,755,139	$24,925,317		$174,406	$86,854,862

Securities Sold Short:
Common Stocks	$54,596,045	$106	(1)	$-	$54,596,151
Corporate Bonds	-	2,748		-	2,748
Total Securities Sold Short	$54,596,045	$2,854		$-	$54,598,899

Written Options	$17,280	$-		$-	$17,280

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
Capital Markets	$106

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at value
Balance as of December 31, 2011	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized depreciation	(94)
Purchases	174,500
(Sales)	-
Transfer in and/or out of Level 3	-
Balance as of December 31, 2012	$174,406

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2012	$(94)

Transfers between levels are recognized at the end of the reporting period.

Type of Security	Fair Value at 12/31/2012	Valuation Techniques	Unobservable Input	Range
Convertible Bonds	174,406	Consensus pricing	Third party & broker quoted inputs	NA

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the implementation of these procedures.  The valuation procedures are implemented by the Advisor and the fund’s third party administrator, which report to the Valuation Committee.  For third-party information, the fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Trust.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Schedule of Investments
December 31, 2012

	Shares	Fair Value
COMMON STOCKS - 2.8%
Auto Components - 0.0%
Dana Holding Corp.	3,312	$51,700
Building Products - 0.0%
Dayton Superior Corp. (Acquired 12/23/2009, Cost $0) (a)(b)(d)	2,804	0
Chemicals - 0.0%
Rockwood Holdings, Inc.	712	35,216
Commercial Banks - 0.0%
CIT Group, Inc. (b)	1,000	38,640
Communications Equipment - 0.3%
EchoStar Corp. (b)	4,693	160,594
Loral Space & Communications, Inc.	8,174	446,791
Total Communications Equipment		607,385

Diversified Telecommunication Services - 0.1%
Satmex Gp (Acquired 03/12/2012, Cost $15) (a)(b)(d)	8	21
Satmex Lp (Acquired 03/12/2012, Cost $150,000) (a)(b)(d)	75,000	206,250
Total Diversified Telecommunication Services		206,271

Machinery - 0.0%
Wolverine Tube, Inc. (Acquired 03/31/2009 through 09/30/2010, Cost $ 590,877)(a)(b)(d)	6,862	6,915
Media - 0.5%
Cablevision Systems Corp.	8,140	121,612
DISH Network Corp. (b)	1,200	43,680
Gray Television, Inc. (b)	159,280	350,416
Journal Communications, Inc.	26,633	144,085
Nexstar Broadcasting Group, Inc. (b)	23,129	244,936
Total Media		904,729

Metals & Mining - 0.1%
Thompson Creek Metals Co., Inc.	5,000	107,100
Oil, Gas & Consumable Fuels - 0.4%
Pacific Rubiales Energy Corp.	20,000	464,663
Sprott Resource Corp. (b)	10,000	43,732
Stallion Oilfield Holdings Ltd. (a)(b)	3,200	124,800
Total Oil, Gas & Consumable Fuels		633,195

Real Estate Investment Trusts (REITs) - 0.0%
FelCor Lodging Trust, Inc.	497	12,132
iStar Financial, Inc. (b)	9,100	74,165
Total Real Estate Investment Trusts (REITs)		86,297

Specialty Retail - 0.0%
Best Buy Co., Inc.	2,767	32,789
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	3,321	41,645
Transportation Infrastructure - 1.4%

Dura Automotive Systems, Inc. (Acquired 06/25/2008 through 06/25/2009, Cost $2,328,446) (a)(b)(d)	9,420	2,179,374
Macquarie Infrastructure Co. LLC	7,417	337,918
Total Transportation Infrastructure		2,517,292

TOTAL COMMON STOCKS (Cost $5,633,092)		$5,269,174

PREFERRED STOCKS - 0.0%
Building Products - 0.0%
Dayton Superior Corp. Preferred Units (Acquired 12/23/2009, Cost $$454,916) (a)(b)(d)	3,115	59,480
Diversified Financial Services - 0.0%
Federal National Mortgage Association (b)(c)	986	1,647
TOTAL PREFERRED STOCKS (Cost $456,573)		$61,127

	Principal
	Amount
ASSET BACKED SECURITIES - 3.5%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4, Class 1A1, 0.330%, 05/25/2037 (c)	$172,166	162,551
Series 2005-HE3, Class M-2, 1.230%, 03/25/2035 (c)	388,427	370,706
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-4, Class 1A6, 4.515%, 02/25/2014	16,425	16,389
Continental Airlines Pass Through Certificates
Class A, 4.000%, 10/29/2024	200,000	210,500
Countrywide Asset-Backed Certificates
Series 2005-1, Class AF6, 5.030%, 07/25/2035 (c)	302,706	303,482
Equity One ABS, Inc.
Series 2002-4, Class B, 5.909%, 02/25/2033	17,703	8,641
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9, Class A3, 0.490%, 10/25/2035 (c)	37,020	36,953
Series 2005-FF10, Class A4, 0.530%, 11/25/2035 (c)	483,294	463,738
GSAA Trust
Series 2004-10, Class M1, 4.794%, 08/25/2034 (c)	575,576	477,499
GSAMP Trust
Series 2007-HE2, Class A2A, 0.330%, 03/25/2047 (c)	22,113	21,766
Indymac Manufactured Housing Contract
Series 1998-2, Class A4, 6.640%, 08/25/2029	57,569	57,569
Long Beach Mortgage Loan Trust
Series 2005-WL1, Class M2, 0.760%, 06/25/2035 (c)	318,057	311,014
Morgan Stanley ABS Capital I
Series 2005-WMC6, Class M2, 0.710%, 07/25/2035 (c)	450,000	427,679
Series 2005-HE7, Class A2C, 0.530%, 11/25/2035 (c)	428,539	408,779
Park Place Securities, Inc.
Series 2005-WCW1, Class M1, 0.660%, 05/25/2035 (c)	400,000	372,992
RAMP Trust
Series 2006-RS1, Class AI2, 0.440%, 01/25/2036 (c)	145,741	132,556
Series 2004-RS8, Class MII1, 1.110%, 08/25/2034 (c)	340,319	295,634
Series 2006-EFC2, Class A3 0.370%, 12/25/2036 (c)	419,908	380,000
RASC Trust
Series 2005-KS10, Class 1A2, 0.460%, 11/25/2035 (c)	28,420	28,340
Securitized Asset Backed Receivables LLC
Series 2005-FR3, Class M1, 0.915%, 04/25/2035 (c)	106,058	102,123
Soundview Home Loan Trust
Series 2006-OPT3, Class 2A3, 0.380%, 06/25/2036 (c)	352,816	287,908
Specialty Underwriting & Residential Finance

Series 2005-AB1, Class M2, 0.660%, 03/25/2036 (c)	550,000	431,584
Series 2005-BC3, Class M2, 0.710%, 06/25/2036 (c)	300,000	254,762
Structured Asset Securities Corp.
Series 2005-NC2, Class M3, 0.640%, 05/25/2035 (c)	500,000	400,846

Series 2005-WF3, Class B1, 2.710%, 07/25/2035 (Acquired 06/24/2010, Cost $34,880) (c)(d)	106,817	9,023
U.S. Airways Pass Through Trust
Series 2012-2, Class A 4.625%, 06/03/2025	270,000	274,725
TOTAL ASSET BACKED SECURITIES (Cost $5,747,657)		$6,247,759

MORTGAGE BACKED SECURITIES - 4.0%
American Home Mortgage Investment Trust
Series 2004-3, Class 3A, 2.378%, 10/25/2034 (c)	177,126	153,955
Banc of America Alternative Loan Trust
Series 2006-3, Class 2CB1, 6.000%, 04/25/2036	239,846	213,556
Countrywide Alternative Loan Trust
Series 2005-59, Class 1A1, 0.541%, 11/20/2035 (c)	496,389	338,345
Series 2005-56, Class 1A1, 0.940%, 11/25/2035 (c)	565,514	406,334
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A3, 0.570%, 02/25/2035 (c)	556,725	385,444
Series 2005-2, Class 2A3, 0.550%, 03/25/2035 (c)	218,164	137,231
Series 2005-HYB9, Class 1A1, 2.628%, 02/20/2036 (c)	445,620	307,079
Series 2006-3, Class 3A1, 0.460%, 02/25/2036 (c)	496,460	360,169
Downey Savings & Loan Association Mortgage Loan Trust
Series 2005-AR2, Class 2A1A, 0.420%, 03/19/2045 (c)	418,796	341,759
Fannie Mae Interest Strip
Series 343, Class 2, 4.500%, 10/01/2033 (j)	96,159	11,351
Fannie Mae REMICS
Series 2005-89, Class S, 6.490%, 10/25/2035 (c)	962,301	184,154
Series 2011-69, Class AI, 5.000%, 05/25/2018 (j)	1,178,569	82,979
Series 2010-105, Class IO, 5.000%, 08/25/2020 (j)	174,375	14,871
Series 2011-124, Class IC, 3.500%, 09/25/2021 (j)	577,784	54,241
Series 2010-29, Class KJ, 5.000%, 12/25/2021 (j)	1,331,764	110,309
Series 2008-86, Class IO, 4.500%, 03/25/2023 (j)	202,822	13,592
Series 2010-37, Class GI, 5.000%, 04/25/2025 (j)	616,329	41,724
Series 2010-121, Class IO 5.000%, 10/25/2025 (j)	369,389	32,133
Series 2011-88, Class WI, 3.500%, 09/25/2026 (j)	472,964	66,074
Series 2008-87, Class AS, 7.440%, 07/25/2033 (c)(j)	370,435	64,108
Series 2004-66, Class SE, 6.290%, 09/25/2034 (c)(j)	191,706	45,414
Series 2005-65, Class KI, 6.790%, 08/25/2035 (c)(j)	215,428	45,927
Series 2007-75, Class JI, 6.335%, 08/25/2037 (c)(j)	260,256	41,209
Series 2007-85, Class SI, 6.250%, 09/25/2037 (c)(j)	316,956	60,661
Series 2012-126, Class SJ, 4.790%, 11/25/2042 (c)(j)	1,625,867	267,783
Freddie Mac REMICS
Series 3685, Class EI, 5.000%, 03/15/2019 (j)	238,895	17,963
Series 3882, Class AI, 5.000%, 06/15/2026 (j)	402,132	36,704
Series 3308, Class S, 6.991%, 03/15/2032 (c)(j)	178,187	34,120
Series 2965, Class SA, 5.841%, 05/15/2032 (c)(j)	152,712	25,940
Series 3114, Class GI, 6.391%, 02/15/2036 (c)(j)	277,753	56,686
Series 3995, Class KI, 3.500%, 02/15/2027 (j)	1,637,255	210,122
Series 3065, Class DI, 6.411%, 04/15/2035 (c)(j)	235,681	46,265
Series 3031, Class BI, 6.481%, 08/15/2035 (c)(j)	270,147	57,598
Government National Mortgage Association
Series 2011-167, Class IO, 5.000%, 12/16/2020 (j)	851,641	73,245
Series 2011-157, Class SG, 6.389%, 12/20/2041 (c)(j)	959,958	285,100

GSAA Trust
Series 2005-MTR1, Class A3, 0.520%, 10/25/2035 (c)	450,000	433,391
Harborview Mortgage Loan Trust
Series 2005-11, Class 2A1A, 0.520%, 08/19/2045 (c)	273,898	223,935
RAMP Trust
Series 2005-RS4, Class M4, 0.850%, 04/25/2035 (c)	300,000	147,332
Start CLO Ltd.
Series 2010-6A, Class A, 16.360%, 04/01/2015 (Acquired 07/19/2012, Cost $1,038,913) (a)(c)(e)	1,000,000	1,042,919
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 2A1, 3.019%, 07/25/2035 (c)	484,762	409,886
WaMu Mortgage Pass Through Certificates
Series 2005-AR18, Class 1A1, 2.474%, 01/25/2036 (c)	100,613	92,454
Series 2007-HY6, Class 1A1, 2.459%, 06/25/2037 (c)(h)	333,896	260,459
TOTAL MORTGAGE BACKED SECURITIES (Cost $7,129,252)		$7,234,521

CONVERTIBLE BONDS - 12.6%
Aerospace & Defense - 0.3%
GenCorp, Inc.
4.063%, 12/31/2039	500,000	613,750
Biotechnology - 0.3%
Corsicanto Ltd.
3.500%, 01/15/2032	100,000	126,625
Dendreon Corp.
2.875%, 01/15/2016	400,000	302,000
Savient Pharmaceuticals, Inc.
4.750%, 02/01/2018	500,000	88,438
Total Biotechnology		517,063

Consumer Finance - 0.5%
DFC Global Corp.
3.250%, 04/15/2017 (Acquired 06/29/2012, Cost $539,137)(e)	500,000	544,687
Encore Capital Group, Inc.
3.000%, 11/27/2017 (Acquired 11/21/2012 through 12/11/2012, Cost $408,356)(e)	400,000	441,250
Total Consumer Finance		985,937

Diversified Consumer Services - 0.1%
School Specialty, Inc.
3.750%, 11/30/2026	375,000	187,969
Electrical Equipment - 0.6%
General Cable Corp.
4.500%, 11/15/2029	1,000,000	1,078,749
Energy Equipment & Services - 0.3%
SEACOR Holdings, Inc.
2.500%, 12/15/2027 (Acquired 12/06/2012, Cost $459,158)(e)	450,000	458,438
Food & Staples Retailing - 0.1%
Spartan Stores, Inc.
3.375%, 05/15/2027	125,000	123,828
Food Products - 0.3%
Tyson Foods, Inc.
3.250%, 10/15/2013	500,000	604,688
Health Care Equipment & Supplies - 0.8%
Insulet Corp.
3.750%, 06/15/2016	550,000	597,093
Wright Medical Group, Inc.
2.000%, 08/15/2017 (Acquired 12/11/2012, Cost $799,741)(e)	750,000	792,187

Total Health Care Equipment & Supplies		1,389,280

Health Care Providers & Services - 0.3%
Omnicare, Inc.
3.250%, 12/15/2035	500,000	498,750
Household Durables - 0.3%
Toll Brothers Finance Corp.
0.500%, 09/15/2032 (Acquired 09/05/2012, Cost $500,345)(e)	500,000	503,750
Insurance - 0.4%
Fidelity National Financial, Inc.
4.250%, 08/15/2018 (Acquired 07/27/2011, Cost $500,000)(e)	500,000	639,375
Internet Software & Services - 0.3%
VeriSign, Inc.
3.250%, 08/15/2037	500,000	630,625
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc.
4.000%, 07/01/2019	500,000	408,438
Illumina, Inc.
0.250%, 03/15/2016 (Acquired 10/19/2011, Cost $406,296)(e)	500,000	484,688
Total Life Sciences Tools & Services		893,126

Machinery - 0.9%
Greenbrier Cos., Inc.
3.500%, 04/01/2018	1,000,000	908,125
2.375%, 05/15/2026	100,000	99,875
Wabash National Corp.
3.375%, 05/01/2018	500,000	553,750
Total Machinery		1,561,750

Media - 0.6%
Virgin Media, Inc.
6.500%, 11/15/2016	500,000	1,029,063
Oil, Gas & Consumable Fuels - 1.8%
Bill Barrett Corp.
5.000%, 03/15/2028	500,000	500,313
Carrizo Oil & Gas, Inc.
4.375%, 06/01/2028	1,000,000	1,000,000
Cobalt International Energy, Inc.
2.625%, 12/01/2019	1,000,000	1,009,374
Enercoal Resources Pte Ltd.
9.250%, 08/05/2014	400,000	324,000
Stone Energy Corp.
1.750%, 03/01/2017 (Acquired 11/20/2012, Cost $458,357)(e)	500,000	438,750
Total Oil, Gas & Consumable Fuels		3,272,437

Pharmaceuticals - 0.2%
Salix Pharmaceuticals, Ltd.
1.500%, 03/15/2019 (Acquired 10/16/2012, Cost $162,939)(e)	170,000	163,731
The Medicines Co.
1.375%, 06/01/2017 (Acquired 06/06/2012, Cost $251,627)(e)	250,000	273,750
Total Pharmaceuticals		437,481

Real Estate Investment Trusts (REITs) - 0.3%
Annaly Capital Management, Inc.
5.000%, 05/15/2015	500,000	505,313

Semiconductors & Semiconductor Equipment - 1.0%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	295,000	274,350
Micron Technology, Inc.
2.375%, 05/01/2032 (Acquired 04/13/2012 through 11/21/2012, Cost $947,059)(e)	1,000,000	963,750
Rudolph Technologies, Inc.
3.750%, 07/15/2016 (Acquired 07/20/2011, Cost $500,000)(e)	500,000	626,874
Total Semiconductors & Semiconductor Equipment		1,864,974

Software - 1.0%
Electronic Arts, Inc.
0.750%, 07/15/2016 (Acquired 07/31/2012, Cost $449,800)(e)	500,000	460,938
Mentor Graphics Corp.
4.000%, 04/01/2031 (Acquired 03/30/2011, Cost $502,353)(e)	500,000	587,813
Take-Two Interactive Software, Inc.
1.750%, 12/01/2016 (Acquired 08/28/2012, Cost $688,168)(e)	750,000	713,437
Total Software		1,762,188

Tobacco - 0.3%
Vector Group Ltd.
2.500%, 01/15/2019(c)	500,000	544,814
Trading Companies & Distributors - 0.8%
Titan Machinery, Inc.
3.750%, 05/01/2019 (Acquired 04/18/2012 through 04/19/2012, Cost $253,978)(e)	250,000	235,156
WESCO International, Inc.
6.000%, 09/15/2029	500,000	1,238,750
Total Trading Companies & Distributors		1,473,906

Wireless Telecommunication Services - 0.6%
SBA Communications Corp.
4.000%, 10/01/2014	450,000	1,063,969
TOTAL CONVERTIBLE BONDS (Cost $22,097,970)		$22,641,223

CORPORATE BONDS - 49.0%
Aerospace & Defense - 0.6%
Precision Castparts Corp.
1.250%, 01/15/2018	390,000	390,644
3.900%, 01/15/2043	400,000	410,353
Sifco SA
11.500%, 06/06/2016	450,000	315,000
Total Aerospace & Defense		1,115,997

Airlines - 0.6%
American Airlines 2011-1 Class A Pass Through Trust
5.250%, 07/31/2021	213,137	224,060
Delta Air Lines 2010-2 Class A Pass Through Trust
4.950%, 05/23/2019	260,800	284,272
US Airways 2010-1 Class A Pass Through Trust
6.250%, 04/22/2023	451,582	488,837
US Airways 2011-1 Class A Pass Through Trust
7.125%, 10/22/2023	108,501	122,064
Total Airlines		1,119,233

Auto Components - 0.5%
Visteon Corp.

6.750%, 04/15/2019 (Acquired 04/05/2011 through 10/05/2011, $740,937) (e)	789,000	840,285
Beverages - 0.3%
Pernod-Ricard SA
2.950%, 01/15/2017 (Acquired 01/05/2012, Cost $499,165)(e)	500,000	525,863
Building Products - 0.3%
Building Materials Corp. of America
6.750%, 05/01/2021 (Acquired 04/27/2011, Cost $503,835)(e)	500,000	552,500
Capital Markets - 1.7%
BP Capital Markets PLC
2.500%, 11/06/2022	500,000	495,417
The Goldman Sachs Group, Inc.
5.750%, 01/24/2022	100,000	118,221
6.250%, 02/01/2041	500,000	613,461
Jefferies Group, Inc.
3.875%, 11/09/2015	300,000	309,750
Legend Acquisition Sub, Inc.
10.750%, 08/15/2020 (Acquired 08/14/2012, Cost $217,127)(e)	220,000	199,100
MF Global Holdings Ltd.
6.750%, 08/08/2016 (h)	400,000	263,056
Morgan Stanley
4.750%, 03/22/2017	230,000	250,921
Onex USI Acquisition Corp.
7.750%, 01/15/2021 (Acquired 12/14/2012, Cost $835,000)(e)	835,000	822,474
Total Capital Markets		3,072,400

Chemicals - 0.5%
Hexion US Finance Corp.
6.625%, 04/15/2020	875,000	890,313
Commercial Banks - 1.5%
ABN AMRO Bank NV
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $299,706)(e)	300,000	327,215
Access Finance BV
7.250%, 07/25/2017 (Acquired 07/18/2012, Cost $200,000)(e)	200,000	208,481
Banco Cruzeiro do Sul SA
7.000%, 07/08/2013 (h)	175,000	36,138
7.625%, 04/21/2014 (h)	400,000	82,600
8.250%, 01/20/2016 (h)	350,000	72,275
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.875%, 02/08/2022	350,000	376,643
3.950%, 11/09/2022	500,000	512,017
PNC Financial Services Group, Inc.
2.854%, 11/09/2022	500,000	502,911
Promsvyazbank OJSC Via PSB Finance SA
11.250%, 07/08/2016	500,000	539,500
Total Commercial Banks		2,657,780

Communications Equipment - 1.4%
CommScope, Inc.
8.250%, 01/15/2019 (Acquired 09/16/2011, Cost $649,774)(e)	640,000	700,800
Monitronics International, Inc.
9.125%, 04/01/2020	1,000,000	1,030,000
Nortel Networks Ltd.
5.344%, 07/15/2011 (c)(h)	320,000	341,600
Telesat Canada / Telesat LLC
6.000%, 05/15/2017 (Acquired 05/18/2012, Cost $494,984)(e)	500,000	525,000

Total Communications Equipment		2,597,400

Construction & Engineering - 0.4%
HD Supply, Inc.
13.500%, 09/01/2015	203,000	208,075
URS Corp.
3.850%, 04/01/2017 (Acquired 03/08/2012, Cost $499,310)(e)	500,000	515,070
Total Construction & Engineering		723,145

Consumer Finance - 1.3%
Ally Financial, Inc.
3.125%, 01/15/2016	950,000	951,023
HSBC USA, Inc.
1.625%, 01/16/2018	500,000	500,454
SLM Corp.
6.250%, 01/25/2016	750,000	815,625
Total Consumer Finance		2,267,102

Containers & Packaging - 0.4%
BakerCorp International, Inc.
8.250%, 06/01/2019 (Acquired 05/17/2011 through 08/30/2011, Cost $726,173)(e)	750,000	750,000
Diversified Financial Services - 4.1%
Bank of America Corp.
7.625%, 06/01/2019	250,000	319,893
5.875%, 02/07/2042	300,000	374,277
BBVA US Senior SAU
4.664%, 10/09/2015	1,000,000	1,025,316
CKE, Inc.
10.500%, 03/14/2016 (Acquired 03/09/2011 through 09/15/2012, Cost $1,082,864)(e)	1,147,214	1,216,047
Community Choice Financial, Inc.
10.750%, 05/01/2019 (Acquired 04/20/2011 through 07/31/2012, Cost $757,271)(e)	750,000	721,875
DTEK Finance BV
9.500%, 04/28/2015	500,000	503,725
ING Bank NV
2.000%, 09/25/2015 (Acquired 09/18/2012, Cost $373,916)(e)	375,000	377,775
KKR Group Finance Co. LLC
6.375%, 09/29/2020 (Acquired 09/22/2010, Cost $298,752)(e)	300,000	348,168
Lehman Brothers Holdings, Inc.
3.950%, 11/10/2009(h)	240,000	56,100
6.200%, 09/26/2014 (Acquired 10/03/2012, Cost $735,313)(e)(h)	3,250,000	775,937
6.875%, 05/02/2018 (h)	2,880,000	691,200
Macquarie Bank Ltd.
5.000%, 02/22/2017 (Acquired 02/14/2012, Cost $299,802)(e)	300,000	328,110
Tinkoff Credit Systems Via TCS Finance Ltd.
10.750%, 09/18/2015	600,000	615,000
Total Diversified Financial Services		7,353,423

Diversified Telecommunication Services - 1.8%
CenturyLink, Inc.
7.650%, 03/15/2042	830,000	867,441
Intelsat Luxembourg SA
11.250%, 02/04/2017	852,000	900,990
Maxcom Telecomunicaciones SAB de CV
11.000%, 12/15/2014	100,000	67,000
11.000%, 12/15/2014	700,000	469,000

Satelites Mexicanos SA de CV
9.500%, 05/15/2017	611,000	641,550
Wind Acquisition Holdings Finance SA
12.250%, 07/15/2017 (Acquired 10/02/2012, Cost $286,032)(e)	350,000	357,000
Total Diversified Telecommunication Services		3,302,981

Electric Utilities - 0.2%
Empresa Distribuidora Y Comercializadora Norte
9.750%, 10/25/2022	800,000	352,000
Electrical Equipment - 0.8%
Belden, Inc.
5.500%, 09/01/2022 (Acquired 08/14/2012, Cost $503,044)(e)	500,000	513,750
Spectrum Brands, Inc.
9.500%, 06/15/2018	750,000	851,250
Total Electrical Equipment		1,365,000

Electronic Equipment, Instruments & Components - 0.7%
Jabil Circuit, Inc.
4.700%, 09/15/2022	400,000	420,500
Kemet Corp.
10.500%, 05/01/2018	875,000	862,969
Total Electronic Equipment, Instruments & Components		1,283,469

Energy Equipment & Services - 2.0%
Global Geophysical Services, Inc.
10.500%, 05/01/2017	375,000	333,750
Gulfmark Offshore, Inc.
6.375%, 03/15/2022 (Acquired 12/14/2012 through 12/17/2012, Cost $269,402)(e)	260,000	267,800
Helix Energy Solutions Group, Inc.
9.500%, 01/15/2016 (Acquired 04/12/2011, Cost $605,604)(e)	578,000	592,450
Hercules Offshore, Inc.
7.125%, 04/01/2017 (Acquired 11/28/2012, Cost $512,312)(e)	500,000	523,750
10.500%, 10/15/2017 (Acquired 12/18/2012, Cost $273,010)(e)	250,000	269,375
OSX 3 Leasing BV
9.250%, 03/20/2015	800,000	825,000
Unit Corp.
6.625%, 05/15/2021	250,000	256,563
6.625%, 05/15/2021 (Acquired 07/13/2012, Cost $494,375)(e)	500,000	513,125
Total Energy Equipment & Services		3,581,813

Food & Staples Retailing - 0.3%
Delhaize Group SA
4.125%, 04/10/2019	500,000	516,124
Food Products - 0.5%
CFG Investment SAC
9.750%, 07/30/2019 (Acquired 08/17/2012, Cost $584,889)(e)	600,000	453,000
MHP SA
10.250%, 04/29/2015	500,000	526,250
Total Food Products		979,250

Health Care Equipment & Supplies - 0.3%
Biomet, Inc.
6.500%, 08/01/2020 (Acquired 09/18/2012, Cost $262,198)(e)	250,000	265,625
CR Bard, Inc.
1.375%, 01/15/2018	200,000	201,056

Total Health Care Equipment & Supplies		466,681

Hotels, Restaurants & Leisure - 2.2%
Ameristar Casinos, Inc.
7.500%, 04/15/2021	250,000	270,938
Caesars Entertainment Operating Co., Inc.
10.750%, 02/01/2016	750,000	607,500
Carnival Corp.
1.875%, 12/15/2017	450,000	450,611
CKE Restaurants, Inc.
11.375%, 07/15/2018	728,000	837,199
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (Acquired 12/18/2012, Cost $394,020)(e)	398,000	396,010
MGM Resorts International
6.750%, 04/01/2013	500,000	505,625
6.750%, 10/01/2020 (Acquired 09/14/2012, Cost $200,000)(e)	200,000	204,250
6.625%, 12/15/2021	200,000	200,000
Snoqualmie Entertainment Authority
9.125%, 02/01/2015 (Acquired 12/20/2011, Cost $414,950)(e)	425,000	427,125
Total Hotels, Restaurants & Leisure		3,899,258

Household Durables - 0.5%
313 Group, Inc.
8.750%, 12/01/2020 (Acquired 11/07/2012, Cost $369,538)(e)	370,000	363,525
Metinvest BV
10.250%, 05/20/2015	500,000	515,000
Total Household Durables		878,525

Household Products - 0.2%
Harbinger Group, Inc.
7.875%, 07/15/2019 (Acquired 12/14/2012, Cost $395,461)(e)	398,000	394,518
Industrial Conglomerates - 0.3%
CA La Electricidad de Caracas
8.500%, 04/10/2018	700,000	602,000
Insurance - 1.2%
A-S Merger Sub LLC
7.875%, 12/15/2020 (Acquired 12/06/2012, Cost $813,000)(e)	813,000	813,000
Basell Finance Co. BV
8.100%, 03/15/2027 (Acquired 10/21/2011 through 10/03/2012, Cost $602,647)(e)	497,000	663,495
Fidelity National Financial, Inc.
5.500%, 09/01/2022	335,000	370,787
MetLife, Inc.
6.400%, 12/15/2036(c)	125,000	133,653
Protective Life Corp.
8.450%, 10/15/2039	165,000	215,187
Total Insurance		2,196,122

IT Services - 0.6%
Alliance Data Systems Corp.
5.250%, 12/01/2017 (Acquired 11/15/2012, Cost $496,355)(e)	500,000	507,500
6.375%, 04/01/2020 (Acquired 11/20/2012, Cost $523,500)(e)	500,000	532,500
Total IT Services		1,040,000

Machinery - 1.0%
Manitowoc, Inc.

8.500%, 11/01/2020	500,000	561,250
Milestone Aviation Group LLC
8.625%, 12/15/2017 (Acquired 12/12/2012 through 12/13/2012, Cost $292,858)(e)	290,000	290,725
Neff Rental LLC/Neff Finance Corp.
9.625%, 05/15/2016 (Acquired 05/06/2011 through 11/21/2012, Cost $949,698)(e)	925,000	957,375
Total Machinery		1,809,350

Media - 2.9%
Clear Channel Worldwide Holdings, Inc.
7.625%, 03/15/2020	125,000	124,688
7.625%, 03/15/2020	875,000	881,562
COX Communications, Inc.
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $668,968)(e)	670,000	690,943
DISH DBS Corp.
5.875%, 07/15/2022	360,000	387,000
5.000%, 03/15/2023 (Acquired 12/19/2012, Cost $2,545,000)(e)	2,545,000	2,545,000
Videotron Ltd.
9.125%, 04/15/2018 (Acquired 11/28/2012, Cost $642,256)(e)	600,000	639,000
Total Media		5,268,193

Metals & Mining - 4.2%
Aleris International, Inc.
7.625%, 02/15/2018	500,000	508,750
7.875%, 11/01/2020 (Acquired 12/11/2012, Cost $251,250)(e)	250,000	250,000
ArcelorMittal
4.500%, 02/25/2017	900,000	908,455
Eldorado Gold Corp.
6.125%, 12/15/2020 (Acquired 12/10/2012, Cost $276,119)(e)	275,000	279,813
FMG Resources Ltd.
8.250%, 11/01/2019 (Acquired 10/25/2011 through 11/26/2012, Cost $952,883)(e)	950,000	1,011,750
IAMGOLD Corp.
6.750%, 10/01/2020 (Acquired 11/29/2012, Cost $491,336)(e)	500,000	487,500
Kaiser Aluminum Corp.
8.250%, 06/01/2020	750,000	817,500
Laredo Petroleum, Inc.
9.500%, 02/15/2019 (Acquired 11/02/2012, Cost $563,797)(e)	500,000	558,750
New Gold, Inc.
6.250%, 11/15/2022 (Acquired 11/08/2012 through 12/19/2012, Cost $720,282)(e)	705,000	729,675
Sidetur Finance BV
10.000%, 04/20/2016(a)	495,625	428,716
Tembec Industries, Inc.
11.250%, 12/15/2018	625,000	662,500
Thompson Creek Metals Co., Inc.
12.500%, 05/01/2019 (Acquired 05/08/2012, Cost $125,000)(e)	125,000	120,625
Walter Energy, Inc.
9.875%, 12/15/2020 (Acquired 11/16/2012, Cost $496,510)(e)	500,000	557,500
Xstrata Finance Canada Ltd.
4.000%, 10/25/2022 (Acquired 10/18/2012, Cost $249,368)(e)	250,000	252,703
Total Metals & Mining		7,574,237

Oil, Gas & Consumable Fuels - 9.2%
Afren PLC
11.500%, 02/01/2016	400,000	463,000
Alpha Natural Resources, Inc.
9.750%, 04/15/2018	760,000	820,800

Berau Capital Resources Pte Ltd.
12.500%, 07/08/2015 (Acquired 02/13/2012 through 06/25/2012, Cost $438,932)(e)	400,000	435,000
Chesapeake Energy Corp.
9.500%, 02/15/2015	125,000	141,250
Chevron Corp.
2.355%, 12/05/2022	500,000	500,821
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.250%, 12/15/2017	500,000	535,000
Comstock Resources, Inc.
8.375%, 10/15/2017	565,000	593,250
Concho Resources, Inc.
7.000%, 01/15/2021	750,000	836,250
5.500%, 10/01/2022	375,000	395,625
CONSOL Energy, Inc.
8.250%, 04/01/2020	375,000	405,938
Continental Resources, Inc.
8.250%, 10/01/2019	500,000	560,000
5.000%, 09/15/2022	250,000	269,375
Drill Rig Holdings, Inc.
6.500%, 10/01/2017 (Acquired 11/30/2012, Cost $500,313)(e)	500,000	497,500
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.
8.375%, 06/01/2019 (Acquired 07/10/2012 through 09/14/2012, Cost $394,486)(e)	400,000	408,000
EXCO Resources, Inc.
7.500%, 09/15/2018	125,000	121,250
Hiland Partners LP / Hiland Partners Finance Corp.
7.250%, 10/01/2020 (Acquired 11/21/2012, Cost $522,309)(e)	500,000	535,000
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 04/15/2020	375,000	408,750
McMoRan Exploration Co.
11.875%, 11/15/2014	375,000	399,844
Murphy Oil Corp.
3.700%, 12/01/2022	800,000	796,955
National JSC Naftogaz of Ukraine
9.500%, 09/30/2014	350,000	359,188
Northern Oil and Gas, Inc.
8.000%, 06/01/2020	500,000	510,000
Oasis Petroleum, Inc.
6.875%, 01/15/2023	875,000	938,437
Offshore Group Investment Ltd.
11.500%, 08/01/2015	226,000	246,340
PetroBakken Energy Ltd.
8.625%, 02/01/2020 (Acquired 01/25/2012, Cost $609,797)(e)	600,000	609,000
Petroleos De Venezuela SA
5.000%, 10/28/2015	1,050,000	963,374
Resolute Energy Corp.
8.500%, 05/01/2020 (Acquired 04/20/2012, Cost $253,116)(e)	250,000	251,875
Rosetta Resources, Inc.
9.500%, 04/15/2018	500,000	555,000
Rosneft International Finance Ltd.
4.199%, 03/06/2022 (Acquired 11/29/2012, Cost $400,000)(e)	400,000	407,000
Stone Energy Corp.
8.625%, 02/01/2017	875,000	939,530
Tesoro Corp.
9.750%, 06/01/2019	500,000	570,000
Tristan Oil Ltd.

10.500%, 01/01/2012(a)(h)	900,000	362,421
The Williams Cos., Inc.
3.700%, 01/15/2023	415,000	418,591
W&T Offshore, Inc.
8.500%, 06/15/2019 (Acquired 06/03/2011, Cost $125,000)(e)	125,000	134,375
Weatherford International Ltd.
5.950%, 04/15/2042	285,000	309,325
Total Oil, Gas & Consumable Fuels		16,698,064

Paper & Forest Products - 0.3%
Sappi Papier Holding GmbH
7.750%, 07/15/2017 (Acquired 06/20/2012 through 06/21/2012, Cost $503,455)(e)	500,000	545,000
Pharmaceuticals - 0.4%
Elan Finance PLC / Elan Finance Corp.
6.250%, 10/15/2019 (Acquired 09/26/2012 through 12/11/2012, Cost $763,046)(e)	750,000	783,750
Professional Services - 0.8%
Global Generations Merger Sub, Inc.
11.000%, 12/15/2020 (Acquired 12/17/2012, Cost $418,000)(e)	418,000	425,315
The Dun & Bradstreet Corp.
3.250%, 12/01/2017	200,000	202,118
West Corp.
7.875%, 01/15/2019	875,000	905,625
Total Professional Services		1,533,058

Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.
4.400%, 11/15/2022	375,000	383,082
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp.
2.700%, 12/15/2022	250,000	249,650
Software - 0.8%
BMC Software, Inc.
4.250%, 02/15/2022	180,000	182,770
First Data Corp.
9.875%, 09/24/2015	1,250,000	1,275,000
Total Software		1,457,770

Specialty Retail - 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
9.750%, 03/15/2020	125,000	144,375
Brown Shoe Co., Inc.
7.125%, 05/15/2019 (Acquired 04/27/2011, Cost $496,245)(e)	500,000	520,000
Michael’s Stores, Inc.
11.375%, 11/01/2016	500,000	522,500
The Gap, Inc.
5.950%, 04/12/2021	375,000	429,013
Toys R Us Property Co. II LLC
8.500%, 12/01/2017	1,000,000	1,060,000
Total Specialty Retail		2,675,888

Textiles, Apparel & Luxury Goods - 0.0%
Industrias Unidas SA de CV
8.750%, 03/26/2049(a)(h)	38,000	0
Transportation Infrastructure - 1.7%
Energy XXI Gulf Coast, Inc.

9.250%, 12/15/2017	675,000	771,188
ERA Group, Inc.
7.750%, 12/15/2022 (Acquired 12/04/2012, Cost $491,555)(e)	500,000	491,250
Grupo Senda Autotransporte SA de CV
10.500%, 10/03/2015	775,000	802,125
Inversiones Alsacia SA
8.000%, 08/18/2018	374,224	377,079
Pittsburgh Glass Works LLC
8.500%, 04/15/2016 (Acquired 08/30/2011 through 04/17/2012, Cost $736,059)(e)	750,000	690,000
Total Transportation Infrastructure		3,131,642

Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp.
9.250%, 04/15/2022	1,000,000	1,197,500
TOTAL CORPORATE BONDS (Cost $86,766,717)		$88,630,366

FOREIGN GOVERNMENT NOTES/BONDS - 1.5%
Poland Government International Bond
3.000%, 03/17/2023	800,000	798,000
Provincia de Buenos Aires/Argentina
11.750%, 10/05/2015	1,000,000	857,500
10.875%, 01/26/2021 (Acquired 10/21/2011, Cost $157,196)(e)	200,000	148,000
Republic of Latvia
5.250%, 02/22/2017 (Acquired 02/14/2012, Cost $198,916)(e)	200,000	224,200
2.750%, 01/12/2020 (Acquired 12/05/2012, Cost $743,348)(e)	750,000	741,750
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $2,704,922)		$2,769,450

US GOVERNMENT AGENCY ISSUES - 0.4%
Fannie Discount Notes
0.082%, 03/20/2013 (g)(i)	500,000	499,947
0.107%, 05/01/2013 (g)(i)	150,000	149,955
Freddie Mac Discount Notes
0.089%, 04/01/2013 (g)(i)	38,000	37,993
TOTAL US GOVERNMENT AGENCY ISSUES (Cost $687,748)		$687,895

US GOVERNMENT NOTES/BONDS - 0.1%
United States Treasury Bond
2.750%, 08/15/2042	227,000	219,197
TOTAL US GOVERNMENT NOTES/BONDS (Cost $227,897)		$219,197

BANK LOANS - 23.1%
Aderant Holdings Term Loan
12/20/2019, 6.25% (c)	359,000	355,410
Affordable Care Term Loan 2nd Lien
06/01/2019, 10.5% (a)(c)	428,000	432,280
Alliance Laundry Systems LLC Term Loan
11/30/2019, 9.50% (c)	277,000	279,770
Alliant Holdings, Inc. Term Loan
12/07/2019, 5.00% (c)	2,034,000	2,036,033
Ancestry.com Term Loan B
12/23/2019, 7.00% (c)	1,609,000	1,549,675
Artel Term Loan B
11/16/2017, 7.25% (c)	641,000	631,385
Asurion Corp. Term Loan
08/16/2019, 11.00% (c)	938,000	994,280

Attachemate Term Loan 2nd Lien
10/31/2018, 11.00% (c)	409,000	401,434
Autoparts Term Loan 2nd Lien
01/26/2018, 10.50% (c)	152,000	143,260
Bats Global Markets Term Loan B
12/17/2018, 7.00% (c)	964,000	935,080
Cannery Casinos Term Loan 2nd Lien
09/25/2019, 10.00% (c)	200,000	189,834
CL Cunningham Lindsay Term Loan 1st Lien
10/18/2019, 5.00% (c)	564,000	567,525
CL Cunningham Lindsay Term Loan 2nd Lien
04/18/2020, 9.25% (c)	605,000	615,588
Confie Seguros Term Loan 1st Lien
11/08/2018, 6.50% (c)	431,000	426,332
Consolidated Precision Products Term Loan 2nd Lien
06/19/2020, 10.50% (c)	803,000	807,015
Custom Buildings Products Term Loan B
12/12/2019, 6.00% (c)	1,606,000	1,601,984
Diversified Machine, Inc. Term Loan 1st Lien
12/01/2017, 9.25% (c)	964,000	954,360
Encompass Digital Term Loan B
02/10/2018, 8.00% (c)	293,780	295,983
Ennis-Flint Term Loan 2nd Lien
09/30/2018, 10.25% (c)	344,700	336,944
Essential Power Term Loan B
08/07/2019, 5.50% (c)	538,777	546,185
Fogo De Chao Term Loan 1st Lien
07/18/2019, 7.50% (c)	568,243	571,084
Gatehouse Media Operating Term Loan B
08/24/2014, 3.25% (c)	961,342	353,697
Gatehouse Media Operating Term Loan C
08/24/2014, 3.50% (c)	394,581	145,174
Gatehouse Media Operating Term Loan DD
08/24/2014, 3.25% (c)	2,073,342	762,824
Genesis Healthcare Term Loan
12/01/2018, 10.01% (c)	643,846	614,873
Gentiva Health Term Loan B
08/17/2016, 6.50% (c)	441,000	434,054
Getty Images, Inc. Bridge Loan
09/17/2019, 8.50% (a)	2,000,000	2,000,000
Granton Resort Term Loan
08/14/2018, 9.00% (c)	833,000	854,866
Harrahs Term Loan B
10/31/2016, 9.50% (c)	1,089,094	1,101,804
01/28/2018, 5.46% (c)	73,650	65,641
Hertz Bridge Loan
08/26/2013, 5.38%	2,000,000	2,000,000
Houghton International Term Loan 2nd Lien
12/13/2020, 9.50% (c)	428,000	422,115
Infonxx Term Loan 2nd Lien
11/28/2013, 6.07% (c)	362,074	340,349
Intelligrated Term Loan 2nd Lien
01/19/2019, 10.50% (c)	647,000	658,323
iStar Term Loan 2nd Lien
03/15/2017, 7.00% (c)	27,200	28,492

Jacob’s Entertainment Term Loan 2nd Lien
10/26/2019, 13.00% (c)	389,000	381,220
Jimmy Sanders Term Loan 1st Lien
11/14/2018, 6.75% (c)	861,000	841,628
Jimmy Sanders Term Loan 2nd Lien
05/13/2019, 11.50% (c)	193,000	183,350
Lightsquared Term Loan B
10/01/2014, 17.00% (c)(h)	356,000	311,945
M*Modal Medquist, Inc. Term Loan B
08/15/2019, 6.75% (c)	1,200,026	1,150,021
Mohegan Tribal Gaming Term Loan B
02/28/2016, 9.00% (c)	676,000	691,210
North American Breweries Term Loan
01/31/2019, 1.25% (c)	615,000	615,000
Oceania Cruises Term Loan 2nd Lien
04/27/2014, 5.75% (c)	223,000	210,178
Oceania Cruises Term Loan B
04/27/2015, 5.06% (c)	286,000	278,493
Patriot Coal Corp. Dip Term Loan
12/09/2013, 9.25% (c)	253,000	253,792
Peppermill Casinos Term Loan B
10/17/2019, 7.25% (c)	1,027,200	1,000,236
Plato Learning Term Loan 2nd Lien
05/09/2019, 11.25% (c)	306,000	299,880
PQ Corp. Term Loan B
05/01/2017, 5.25% (c)	323,000	324,570
Redprairie Corp. Term Loan
12/14/2018, 6.75% (c)	578,000	577,278
Riverbed Technology, Inc. Term Loan B
12/13/2019, 4.00% (c)	535,000	539,237
Rocket Software Term Loan 2nd Lien
02/07/2019, 9.22% (c)	259,000	258,353
Schrader Term Loan 2nd Lien
04/26/2018, 10.50% (c)	631,000	634,155
Six3 Systems Term Loan B
09/20/2019, 7.00% (c)	1,143,000	1,137,285
Sumtotal Systems 1st Lien
10/25/2019, 6.25% (c)	386,000	383,348
Tomkins Air Distribution Term Loan B
10/31/2020, 9.25% (c)	948,000	966,960
Travelport Term Loan B
11/22/2015, 11.00% (c)	178,000	180,937
Tribune Co. Term Loan B 1st Lien
06/04/2014, 5.25% (c)(h)	1,484,000	1,230,488
Trizetto Term Loan 2nd Lien
03/27/2019, 8.50% (c)	817,000	808,830
USI Unsecured Bridge Loan
12/14/2017, 4.00% (a)(c)	1,709,000	1,709,000
Van Wagner Term Loan
08/01/2018, 8.25% (c)	945,000	953,666
Vertafore, Inc. Term Loan 2nd Lien
10/29/2017, 9.75% (c)	250,000	250,313
Vestcom Term Loan B
12/24/2018, 7.00% (a)(c)	599,000	591,513
Walter Investments Term Loan

11/15/2017, 5.75% (c)	524,363	525,453
TOTAL BANK LOANS (Cost $40,905,022)		$41,741,992

	Shares
EXCHANGE TRADED FUNDS - 0.2%
SPDR Gold Shares (b)	2,368	383,640
TOTAL EXCHANGE TRADED FUNDS (Cost $399,732)		$383,640

OTHER SECURITIES - 0.1%
PTMH Halcyon (Acquired 02/10/2010, Cost $981,376) (a)(b)(d)	9,398	250,371
SlavInvestBank Loan Participation Notes
12/31/2012, 9.88% (a)	45,000	0
TOTAL OTHER SECURITIES (Cost $1,026,376)		$250,371

PURCHASED OPTIONS - 0.1%
	Contracts
Call Options - 0.0%
Eastman Kodak Co.
Expiration January 2013, Exercise Price: $2.50	125	125
Total Call Options		125
Put Options - 0.1%
iShares Russell 2000 Index Fund
Expiration March 2013, Exercise Price: $75.00	800	99,200
Total Put Options		99,200

TOTAL PURCHASED OPTIONS (Cost $130,139)		$99,325

MONEY MARKET FUNDS - 10.8%	Shares
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.15% (c)(f)	19,542,418	19,542,418
TOTAL MONEY MARKET FUNDS (Cost $19,542,418)		$19,542,418

Total Investments (Cost $193,455,515) - 108.2%		195,778,458

Liabilities in Excess of Other Assets - (8.2)%		(14,933,994)
TOTAL NET ASSETS - 100.0%		$180,844,464

Percentages are stated as a percent of net assets.

(a)
Security classified as Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). At December 31, 2012, the fair value of these securities total $9,394,060 which represents 5.2% of total net assets.

(b)	Non-income producing.
(c)	Variable Rate Security. The rate shown represents the rate at December 31, 2012.

(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be illiquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2012, the fair value of these securities total $2,711,434 which represents 1.5% of total net assets.

(e)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid by Investment Advisor (unaudited).  Purchased in private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At December 31, 2012, the fair value of these securities total $44,382,365 which represents 24.5% of total net assets.

(f)	The rate shown is the seven day yield as of December 31, 2012.
(g)	Zero coupon bond. Effective yield is listed.
(h)	Default or other conditions exist and security is not presently accruing income.
(i)	All or a portion of the shares have been committed as collateral for futures.

(j)
Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgages. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgages at December 31, 2012

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Securities Sold Short
December 31, 2012

	Shares	Fair Value
COMMON STOCKS - 7.0%
Aerospace & Defense - 0.2%
GenCorp, Inc.	34,550	$316,133
Auto Components - 0.3%
Johnson Controls, Inc.	18,160	557,512
Automobiles - 0.8%
Ford Motor Co.	65,443	847,487
General Motors Co.	10,663	307,414
Harley-Davidson, Inc.	4,802	234,530
Total Automobiles		1,389,431

Biotechnology - 0.0%
Amarin Corp. PLC - ADR	7,940	64,235
Construction Materials - 0.0%
Texas Industries, Inc.	824	42,032
Consumer Finance - 0.3%
DFC Global Corp.	17,250	319,298
Encore Capital Group, Inc.	9,850	301,607
Total Consumer Finance		620,905

Distributors - 0.2%
Genuine Parts Co.	5,673	360,689
Diversified Consumer Services - 0.0%
School Specialty, Inc.	32,019	30,418
Electrical Equipment - 0.4%
General Cable Corp.	24,480	744,437
Energy Equipment & Services - 0.1%
SEACOR Holdings, Inc.	1,740	145,812
Food Products - 0.2%
Tyson Foods, Inc.	20,400	395,760
Health Care Equipment & Supplies - 0.4%
Insulet Corp.	12,680	269,070
Wright Medical Group, Inc.	20,650	433,443
Total Health Care Equipment & Supplies		702,513

Household Durables - 0.1%
Toll Brothers, Inc.	4,490	145,162
Insurance - 0.2%
Fidelity National Financial, Inc.	17,648	415,610
Internet Software & Services - 0.3%
VeriSign, Inc.	12,310	477,874
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc.	81,270	257,626
Illumina, Inc.	760	42,248
Total Life Sciences Tools & Services		299,874

Machinery - 0.2%
Greenbrier Cos., Inc.	10,407	168,281
Wabash National Corp.	29,430	263,987
Total Machinery		432,268

Media - 0.5%
Virgin Media, Inc.	24,470	899,273
Metals & Mining - 0.0%
Thompson Creek Metals Co., Inc.	21,300	88,182
Oil, Gas & Consumable Fuels - 0.3%
Cobalt International Energy, Inc.	17,710	434,958
Stone Energy Corp.	3,870	79,412
Total Oil, Gas & Consumable Fuels		514,370

Pharmaceuticals - 0.1%
Salix Pharmaceuticals Ltd.	1,700	68,816
The Medicines Co.	5,850	140,224
Total Pharmaceuticals		209,040

Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management, Inc.	5,000	70,200
Semiconductors & Semiconductor Equipment - 0.5%
Micron Technology, Inc.	68,200	433,070
Rudolph Technologies, Inc.	30,570	411,166
Total Semiconductors & Semiconductor Equipment		844,236

Software - 0.3%
Electronic Arts, Inc.	2,500	36,325
Mentor Graphics Corp.	12,600	214,452
Take-Two Interactive Software, Inc.	18,550	204,235
Total Software		455,012

Tobacco - 0.1%
Vector Group Ltd.	10,980	163,273
Trading Companies & Distributors - 0.7%
Titan Machinery, Inc.	3,500	86,450
WESCO International, Inc.	16,930	1,141,590
Total Trading Companies & Distributors		1,228,040

Wireless Telecommunication Services - 0.6%
SBA Communications Corp.	14,100	1,001,382
TOTAL COMMON STOCKS (Proceeds $11,761,680)		$12,613,673

EXCHANGE TRADED FUNDS - 1.5%
iShares iBoxx $ High Yield Corporate Bond Fund	1,068	99,698
iShares iBoxx Investment Grade Corporate Bond Fund	16,500	1,996,335
SPDR S&P 500 ETF Trust	3,025	431,123
SPDR S&P Retail ETF	4,000	249,640
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,514,175)		$2,776,796

	Principal
	Amount
CORPORATE BONDS - 3.8%
Capital Markets - 0.6%
Minerva Luxembourg SA	$900,000	1,077,750
12.250%, 02/10/2022
Communications Equipment - 0.3%
Nokia OYJ	485,000	461,962
5.375%, 05/15/2019
Diversified Financial Services - 0.5%
Braskem America Finance Co.	900,000	947,250
7.125%, 07/22/2041
Food & Staples Retailing - 0.2%
SUPERVALU, Inc.	388,000	369,570
8.000%, 05/01/2016
Hotels, Restaurants & Leisure - 0.5%
Chester Downs & Marina LLC	855,000	840,038
9.250%, 01/15/2020
Media - 0.3%
Cumulus Media Holdings, Inc.	500,000	491,250
7.750%, 05/01/2019
Metals & Mining - 0.5%
Cliffs Natural Resources, Inc.	357,000	348,058
6.250%, 10/01/2040
United States Steel Corp.	470,000	501,725
7.000%, 02/01/2018
Total Metals & Mining		849,783
Oil, Gas & Consumable Fuels - 0.7%
Arch Coal, Inc.	764,000	710,520
7.000%, 06/15/2019
Connacher Oil & Gas Ltd.	250,000	170,000
8.500%, 08/01/2019
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp.	400,000	408,000
8.375%, 06/01/2019
James River Coal Co.	126,300	71,991
7.875%, 04/01/2019
Total Oil, Gas & Consumable Fuels		1,360,511
Specialty Retail - 0.2%
Best Buy Co., Inc.	88,000	74,580
5.500%, 03/15/2021
Petco Holdings, Inc.	350,000	359,625
8.500%, 10/15/2017
Total Specialty Retail		434,205
TOTAL CORPORATE BONDS (Proceeds $6,650,611)		$6,832,319

FOREIGN GOVERNMENT NOTES/BONDS - 0.2%
Spain Government Bond
5.500%, 04/30/2021	301,000	406,523
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Proceeds $402,105)		$406,523

Total Securities Sold Short (Proceeds $21,328,571) - 12.5%		$22,629,311

ADR American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &  Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Options Written
December 31, 2012

	Contracts	Fair Value
Put Options
iShares Russell 2000 Index Fund
Expiration: March 2013, Exercise Price: $67.00	800	$32,000
Total Put Options		$32,000

Total Options Written (Premiums received $36,308)		$32,000

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Futures Contracts
December 31, 2012

	Expiration		Underlying Notional	Unrealized
	Month	Contracts	Amount at Fair Value	Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED
US 5YR NOTE	March 2013	80	$9,953,125	$(6,856)
US 2YR NOTE	March 2013	13	2,866,094	780
TOTAL FUTURES CONTRACTS PURCHASED				$(6,076)
SHORT FUTURES CONTRACTS
US ULTRA BOND	March 2013	7	(1,138,156)	$4,857
90DAY EURO$	March 2014	5	(1,244,938)	(37,625)
90DAY EURO$	December 2013	10	(2,490,625)	(71,500)
90DAY EURO$	September 2013	11	(2,740,513)	(73,150)
90DAY EURO$	March 2013	11	(2,741,750)	(61,599)
90DAY EURO$	June 2013	21	(5,232,938)	(128,888)
10YR SWAP	March 2013	60	(7,162,500)	64,538
US LONG BOND	March 2013	50	(7,375,000)	127,609
5YR SWAP	March 2013	83	(9,551,484)	30,918
US 10YR NOTE	March 2013	85	(11,286,406)	37,787
TOTAL SHORT FUTURES CONTRACTS				$(107,053)

TOTAL FUTURES CONTRACTS				$(113,129)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Swap Contracts
December 31, 2012

						Moody’s Rating	Maximum		Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

BNP Paribas S.A.	Expedia, Inc.	Buy	1.00%	3/20/2018	(3,500,000)	Ba1	(3,500,000)	118,242	20,188

BNP Paribas S.A.	Markit CDX.NA.IG.19.0	Buy	1.00%	12/20/2017	(15,000,000)	Baa1	(15,000,000)	(73,482)	29,018

BNP Paribas S.A.	Markit CDX.NA.IG.19.1	Buy	1.00%	12/20/2017	(10,000,000)	Baa1	(10,000,000)	(36,109)	6,467

Credit Suisse	Best Buy, Inc.	Buy	5.00%	9/20/2017	(1,000,000)	Baa2	(1,000,000)	128,788	30,499

Credit Suisse	Federal Republic of Germany	Buy	0.25%	12/20/2017	(3,000,000)	Aaa	(3,000,000)	62,553	(40,749)

Credit Suisse	Gannett Co. Inc.	Buy	5.00%	9/20/2017	(1,000,000)	Ba1	(1,000,000)	(105,704)	(23,974)

Credit Suisse	JC Penney	Buy	5.00%	12/20/2017	(1,000,000)	Caa1	(1,000,000)	158,396	(17,489)

Credit Suisse	Markit CDX.NA.HY.19	Buy	5.00%	12/20/2017	(3,000,000)	B1	(3,000,000)	31,305	(53,201)

Credit Suisse	Markit ITRX CEEMA	Buy	1.00%	12/20/2017	(4,500,000)	Ba2	(4,500,000)	360,653	(122,781)

Credit Suisse	Nokia OYJ	Buy	5.00%	12/20/2015	(1,000,000)	Ba3	(1,000,000)	139,025	(166,095)

Credit Suisse	Pitney Bowes	Buy	5.00%	9/20/2017	(1,000,000)	Baa2	(1,000,000)	11,979	(29,698)

Credit Suisse	Staples, Inc.	Buy	1.00%	9/20/2017	(1,000,000)	Baa2	(1,000,000)	92,345	20,725

Credit Suisse	Xerox Corp.	Buy	1.00%	12/20/2017	(1,000,000)	Baa2	(1,000,000)	75,086	(18,419)

Goldman Sachs & Co.	Capital One Financial Corp.	Buy	1.00%	12/20/2016	(2,000,000)	A3	(2,000,000)	14,912	(50,823)

Goldman Sachs & Co.	Kimco Realty Corp.	Buy	1.00%	6/20/2016	(2,250,000)	Baa1	(2,250,000)	23,252	(47,188)

Goldman Sachs & Co.	Markit CDX.EM.18	Buy	5.00%	12/20/2017	(3,000,000)	Baa3	(3,000,000)	(361,850)	(50,396)

Goldman Sachs & Co.	Mohawk Industries, Inc.	Buy	1.00%	6/20/2017	(2,000,000)	Ba1	(2,000,000)	61,711	(51,924)

Nomura	China Development Bank Corp.	Buy	1.00%	3/20/2017	(1,000,000)	Aa3	(1,000,000)	79,487	(88,141)

Nomura	Czech Republic	Buy	1.00%	12/20/2017	(1,500,000)	A1	(1,500,000)	11,394	(40,100)

Nomura	State of Israel	Buy	1.00%	6/20/2017	(3,000,000)	A2	(3,000,000)	113,578	(94,365)

Total Credit Default Swap Buy Contracts									(788,446)

CREDIT DEFAULT SWAP SELL CONTRACTS

Credit Suisse	Markit CMBX.NA.AAA.4.11	Sell	0.35%	2/17/2051	1,000,000	Aaa	1,000,000	(55,268)	12,827

Credit Suisse	Markit CMBX.NA.AAA.4.12	Sell	0.35%	2/17/2051	5,000,000	Aaa	5,000,000	(193,555)	(18,604)

Goldman Sachs & Co.	Markit CMAA4.18	Sell	0.35%	2/17/2051	1,000,000	Aaa	1,000,000	(129,339)	86,906

Goldman Sachs & Co.	Markit CMAA4.19	Sell	0.35%	2/17/2051	1,500,000	Aaa	1,500,000	(101,114)	37,451

Nomura	Argentine Republic	Sell	5.00%	3/20/2017	1,000,000	B3	1,000,000	(96,341)	(173,642)

Total Credit Default Swap Sell Contracts									(55,062)

Total Credit Default Swap Contracts									$(843,508)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Relative Value - Long/Short Debt
Forward Contracts
December 31, 2012
					Unrealized
	Currency	U.S. $ Value	Currency	U.S. $ Value	Appreciation
Settlement Date	to be Delivered	December 31, 2012	to be Received	December 31, 2012	(Depreciation)
1/11/2013	500,000 U.S. Dollars	$500,000	6,857,500 Mexican Pesos	$529,961	$29,961
1/11/2013	6,857,500 Mexican Pesos	529,961	521,661 U.S. Dollars	521,662	(8,299)
1/11/2013	13,920,000 Ukrainian Hryvnia	1,719,540	1,500,000 U.S. Dollars	1,500,000	(219,540)
		$2,749,501		$2,551,623	$(197,878)

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:

	Assets			Liabilities
Derivatives	Description		Fair Value	Description		Fair Value
Equity Contracts:
Purchased Options	Investments	*	$99,325
Written Options				Written option contracts, at value	*	$32,000
Total			$99,325			$32,000
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures	**	$(6,076)	Payable for variation margin on futures	**	$(107,053)
Foreign Exchange Contracts:
Forward Contracts		***	29,961		***	(227,839)
Credit Contracts:
Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap contracts	****	1,726,787	Swap payments received/Net unrealized gain/loss on swap contracts	****	(2,240,351)
Total			$1,750,672			$(2,575,243)

* Fair value as reported on the Statements of Assets and Liabilities.
** Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.
*** Includes cumulative appreciation/depreciation on forwards contracts as reported in the Forward Contracts schedule.
**** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2012:

Amount of Realized Gain (Loss) on Derivatives

Derivatives
Equity Contracts:

Purchased Options (Included with Realized Gain (Loss) on Investments in Unaffiliated Issuers)	$(564,691)
Written Options	494,955
Total	$(69,736)
Interest Rate Contracts:
Futures contracts	$(1,251,679)
Foreign Exchange Contracts:
Forward contracts	130,421
Credit Contracts:
Swap contracts	(1,741,842)
Total	$(2,863,100)

Change in Unrealized Appreciation (Depreciation) on Derivatives

Derivatives
Equity Contracts:

Purchased Options (Included with Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Issuers)	$39,952
Written Options	(151,969)
Total	$(112,017)
Interest Rate Contracts:
Futures contracts	$447,138
Foreign Exchange Contracts:
Forward contracts	(197,878)
Credit Contracts:
Swap contracts	(985,413)
Total	$(736,153)

The average quarterly market value of purchased and written options during the period ended December 31, 2012 were as follows:

Purchased options	$161,529
Written options	$38,960

The average quarterly notional amount of futures contracts during the period ended December 31, 2012 were as follows:

Long Futures Contracts
Interest Rate Contracts	$10,899,283

Short Futures Contracts
Interest Rate Contracts	$53,553,874

The average quarterly notional amount of swaps and forward contracts during the period ended December 31, 2012 were as follows:

Swaps	$44,352,500
Forward Contracts	$1,130,415

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012:

Description	Level 1		Level 2	Level 3		Total
Common Stocks	$2,751,814		$-	$2,517,360	(1)	$5,269,174
Preferred Stocks	1,647		-	59,480		61,127
Asset Backed Securities	-		6,247,759	-		6,247,759
Mortgage Backed Securities	-		6,191,602	1,042,919		7,234,521
Convertible Bonds	-		22,641,223	-		22,641,223
Corporate Bonds	-		87,839,229	791,137		88,630,366
Foreign Government Notes/Bonds	-		2,769,450	-		2,769,450
U.S. Government Agency Issues	-		687,895	-		687,895
U.S. Government Notes/Bonds	219,197			-		219,197
Bank Loans	-		37,009,199	4,732,793		41,741,992
Exchange Traded Funds	383,640		-	-		383,640
Other Securities	-		-	250,371		250,371
Purchased Options	99,325		-	-		99,325
Money Market Funds	19,542,418		-	-		19,542,418
Total Investments in Long Securities	$22,998,041		$163,386,357	$9,394,060		$195,778,458

Securities Sold Short:
Common Stocks	$12,613,673		$-	$-		$12,613,673
Exchange Traded Funds	2,776,796		-	-		2,776,796
Corporate Bonds	-		6,832,319	-		6,832,319
Foreign Government Notes/Bonds	-		406,523	-		406,523
Total Securities Sold Short	$15,390,469		$7,238,842	$-		$22,629,311

Written Options	$32,000		$-	$-		$32,000

Other Financial Instruments
Futures Contracts Purchased	$(6,076	) *	$-	$-		$(6,076)
Short Futures Contracts	(107,053	) *	-	-		(107,053)
Credit Default Swap Buy Contracts	-		(788,446)	-		(788,446)
Credit Default Swap Sell Contracts	-		(55,062)	-		(55,062)
Forward Contracts	-		(197,878)	-		(197,878)
Total Other Financial Instruments	$(113,129)		$(1,041,386)	$-		$(1,154,515)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:

Building Products	$-
Diversified Telecommunication Services	206,271
Machinery	6,915
Oil, Gas & Consumable Fuels	124,800
Transportation Infrastructure	2,179,374
$2,517,360

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts Schedule.
There were no transfers into or out of Levels 1, 2, or 3 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities, at value
Balance as of December 31, 2011	$11,117,241
Accrued discounts/premiums	28,762
Realized gain (loss)	(24,575)
Change in unrealized depreciation	(1,476,402)
Purchases	7,507,984
(Sales)	(7,758,950)
Transfer in and/or out of Level 3	-
Balance as of December 31, 2012	$9,394,060

Change in unrealized appreciation/depreciation during the period for level 3 investments held at December 31, 2012	$(1,650,111)

Transfers between levels are recognized at the end of the reporting period.

Type of Security	Fair Value at 12/31/2012	Valuation Techniques	Unobservable Input	Range
Common Stocks	$2,517,360	Market comparable companies	EBITDA multiple	5.26x

			Revenue multiple	0.52x

			Discount for lack of marketability	25%

Preferred stock	59,480	Valuation based on financial information from company	Private company financial information	NA

			Discount for lack of marketability	50%

Residential MBS	1,042,919	Consensus pricing	Third party & broker quoted inputs	NA

Corporate bonds	791,137	Consensus pricing	Third party & broker quoted inputs	NA

Bank Loans	4,732,792	Consensus pricing	Third party & broker quoted inputs	NA

Other Securities	250,371	Third party valuation	Inputs used by third party valuation firm	NA

The significant unobservable inputs used in the fair value measurement of the Trust’s other securities are future cash flows and  discount rates used by the third party valuation firm engaged to value the security.  Significant decreases in the expected future cash flows,  or increases in the discount rate used, would result in a lower fair value measurement.  The significant unobservable inputs used in the fair value  measurement of the Trust’s common stock are generally the financial results of privately held entities.  If the financial condition of these  companies was to deteriorate, or if market comparables were to fall, the value of common stock in private companies held by the Trust  would be lower.

The standard inputs typically considered by third party pricing vendors and broker-dealers when generating broker quotes may include reported trade data, broker-dealer price quotations, and information obtained from market participants.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee the  implementation of these procedures.  The valuation procedures are implemented by the Adviser and the fund’s third party administrator, which  report to the Valuation Committee.  For third-party information, the fund’s administrator monitors and reviews the methodologies of the various  pricing services employed by the Trust.  The Advisor develops valuation techniques for shares of private companies held by the Trust, which  include discounted cash flow methods and market comparables.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures Strategies
Schedule of Investments
December 31, 2012
(Consolidated)

		Fair
	Shares	Value
MONEY MARKET FUNDS - 62.6%
Fidelity Institutional Government Portfolio
0.01% (a) (b)	6,400,000	$6,400,000
Fidelity Institutional Money Market Portfolio
0.14% (a) (b)	7,466,857	7,466,857
First American Treasury Obligations Fund
0.00% (a) (b)	5,850,510	5,850,510
First American Prime Obligations Fund
0.03% (a) (b)	6,400,000	6,400,000
Invesco Advisers, Inc. STIT - Treasury Portfolio
0.02% (a) (b)	3,431,638	3,431,638
Invesco Advisers, Inc. STIC - Prime Portfolio
0.09% (a) (b)	6,400,000	6,400,000
Invesco Advisers, Inc. STIT - Liquid Assets Portfolio
0.15% (a) (b)	8,000,000	8,000,000
TOTAL MONEY MARKET FUNDS (Cost $43,949,005)		43,949,005

OTHER INVESTMENTS - 14.3%
Smith Breeden Institutional Short Duration Portfolio	10,000,000	$10,058,120
TOTAL OTHER INVESTMENTS (Cost $10,000,000)		10,058,120

Total Investments (Cost $53,949,005) - 76.9%		54,007,125

Other Assets in Excess of Liabilities - 23.1%		16,168,096
TOTAL NET ASSETS - 100.0%		$70,175,221

Percentages are stated as a percent of net assets.

(a)	Rate shown is the seven day yield as of December 31, 2012.
(b)	All or a portion of the shares have been committed as collateral for futures.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Managed Futures Strategies
Futures Contracts
December 31, 2012
(Consolidated)

	Expiration		Underlying Notional	Unrealized
	Month	Contracts	Amount at Market Value	Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED
3MO EURO EURIBOR	December 2014	16	$5,258,448	$(1,348)
3MO EURO EURIBOR	June 2015	32	10,503,696	4,926
3MO EURO EURIBOR	September 2013	179	58,952,927	(169)
90DAY EURO$	September 2013	248	61,786,100	(1,828)
90-DAY BANK BILL	June 2013	41	10,078,163	12,443
90-DAY BANK BILL	March 2013	58	14,220,308	20,540
90DAY STERLING	December 2014	93	18,744,578	(17,169)
90DAY STERLING	June 2015	49	9,867,221	(6,061)
90DAY STERLING	March 2014	44	8,880,911	(6,197)
90DAY STERLING	September 2013	90	18,172,810	(8,977)
A$ CURRENCY	March 2013	20	2,065,000	(33,149)
BANK ACCEPT	September 2013	37	9,170,956	(2,903)
BP CURRENCY	March 2013	43	4,364,500	11,156
BRENT CRUDE	February 2013	11	1,222,210	4,959
C$ CURRENCY	March 2013	43	4,315,910	(44,462)
CAC40 10 EURO	January 2013	34	1,634,477	4,737
CAN 10YR BOND	March 2013	30	4,087,866	(1,788)
CHF CURRENCY	March 2013	6	821,100	84
COTTON NO.2	March 2013	11	413,270	(2,009)
DAX INDEX	March 2013	17	4,273,842	(33,065)
DJIA MINI e-CBOT	March 2013	38	2,475,130	(11,596)
EURO FX CURRENCY	March 2013	29	4,787,900	41,435
EURO/JPY CURRENCY	March 2013	7	1,154,917	50,893
EURO-BOBL	March 2013	110	18,558,870	70,586
EURO-BUND	March 2013	29	5,574,921	7,227
EURO-SCHATZ	March 2013	283	41,409,669	31,837
FTSE 100 IDX	March 2013	17	1,614,971	(23,165)
FTSE/MIB IDX	March 2013	13	1,398,838	(6,542)
GAS OIL	February 2013	3	278,100	(456)
GASOLINE RBOB	February 2013	2	231,983	7,824
GOLD 100 OZ	February 2013	4	670,320	1,058
HANG SENG IDX	January 2013	14	2,047,750	(1,959)
HEATING OIL	February 2013	2	254,671	5,136
H-SHARES IDX	January 2013	21	1,551,256	10,355
JPN 10Y BOND	March 2013	5	8,290,529	(51,150)
KOSPI2 INX	March 2013	19	2,361,301	60,288

	Expiration		Underlying Notional	Unrealized
	Month	Contracts	Amount at Market Value	Appreciation (Depreciation)
LEAN HOGS	February 2013	2	68,580	154
LONG GILT	March 2013	23	4,443,152	(2,770)
MEXICAN PESO	March 2013	47	1,805,388	(22,142)
MSCI TAIWAN INDEX	January 2013	15	412,500	2,362
NASDAQ 100 E-MINI	March 2013	13	690,365	5,286
S&P500 EMINI	March 2013	48	3,408,240	17,369
SILVER	March 2013	4	604,540	80
SOYBEAN MEAL	March 2013	5	209,700	(3,315)
SUGAR #11	March 2013	9	196,661	(4,057)
US 10YR NOTE	March 2013	13	1,726,156	(2,039)
US 2YR NOTE	March 2013	62	13,669,063	5,145
US 5YR NOTE	March 2013	2	248,828	59
US LONG BOND	March 2013	1	147,500	592
WTI CRUDE	February 2013	8	734,560	12,139
TOTAL FUTURES CONTRACTS PURCHASED				$100,354

SHORT FUTURES CONTRACTS
10YR MINI JGB	March 2013	4	(663,104)	1,431
90DAY EURO$	December 2016	22	(5,419,700)	(6,038)
90DAY EURO$	June 2016	20	(4,942,500)	(4,546)
A$ CURRENCY	March 2013	2	(206,500)	(105)
AUST 10Y BOND	March 2013	6	(602,823)	(208)
AUST 3YR BOND	March 2013	27	(2,728,964)	(9,568)
BANK ACCEPT	June 2013	85	(21,076,958)	608
BANK ACCEPT	March 2014	86	(21,298,985)	21,541
CAN 10YR BOND	March 2013	3	(408,787)	(854)
COFFEE ‘C’	March 2013	1	(53,925)	1,366
DAX INDEX	March 2013	69	(17,346,769)	(5,426)
Euro CHF 3MO LIF	June 2013	33	(9,024,354)	(917)
EURO-BUND	March 2013	12	(2,306,864)	(14,736)
EURO-SCHATZ	March 2013	1	(146,324)	(100)
GOLD 100 OZ	February 2013	1	(167,580)	(1,182)
JPN YEN CURR	March 2013	56	(8,085,000)	326,611
LONG GILT	March 2013	2	(386,361)	257
NATURAL GAS	February 2013	8	(268,080)	3,019
SOYBEAN OIL	March 2013	4	(119,280)	(620)
US 10YR NOTE	March 2013	19	(2,522,844)	(3,437)
US 2YR NOTE	March 2013	5	(1,102,344)	(320)
US 5YR NOTE	March 2013	16	(1,990,625)	(6,254)
US LONG BOND	March 2013	41	(6,047,500)	71,238
WHEAT	March 2013	6	(233,400)	708
TOTAL SHORT FUTURES CONTRACTS				$372,468

TOTAL FUTURES CONTRACTS				$472,822

The accompanying notes are an integral part of these financial statements.

Fair Values of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2012:

	Assets			Liabilities
Derivatives	Description		Fair Value	Description		Fair Value
Interest Rate Contracts:
Futures contracts	Receivable for variation margin on futures	*	$265,799	Payable for variation margin on futures	*	$146,735
Commodity Contracts:
Futures contracts	Receivable for variation margin on futures	*	36,443	Payable for variation margin on futures	*	11,639
Equity Contracts
Futures contracts	Receivable for variation margin on futures	*	83,028	Payable for variation margin on futures	*	81,753
Foreign Exchange Contracts:
Futures contracts	Receivable for variation margin on futures	*	430,179	Payable for variation margin on futures	*	102,500
Total			$815,449			$342,627

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.

The effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012:
Amount of Realized Gain (Loss) on Derivatives
Derivatives
Interest Rate Contracts	$(1,898,140)
Commodity Contracts	624,408
Equity Contracts	1,839,874
Foreign Exchange Contracts	1,126,993
Total	$1,693,135

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Interest Rate Contracts	$(146,062)
Commodity Contracts	(55,917)
Equity Contracts	1,275
Foreign Exchange Contracts	319,656
Total	$118,952

The average quarterly notional amount of futures during the period ended December 31, 2012 were as follows:

Long Futures Contracts
Interest Rate Contracts	$254,443,630
Commodity Contracts	5,450,297
Equity Contracts	11,441,429
Foreign Exchange Contracts	16,788,870
Total Long Futures Contracts	$288,124,226

Short Futures Contracts
Interest Rate Contracts	$80,662,029
Commodity Contracts	4,719,560
Equity Contracts	6,154,420
Foreign Exchange Contracts	6,305,564
Total Short Futures Contracts	$97,841,573

The accompanying notes are an integral part of these financial statements.

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012:

Description	Level 1		Level 2	Level 3	Total
Money Market Funds	$43,949,005		$-	$-	$43,949,005
Other Investments	-		10,058,120	-	10,058,120
Total Investments in Securities	$43,949,005		$10,058,120	$-	$54,007,125

Futures Contracts	$472,822	*	$-	$-	$472,822

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts schedule.
There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.
Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
December 31, 2012

	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures Strategies (Consolidated)
Assets:
Investments, at fair value
(cost $65,099,244, $171,559,158, $79,062,829, $193,455,515, $53,949,005)	$72,397,320	$183,520,571	$86,854,862	$195,778,458	$54,007,125
Foreign currency, at value (cost $0, $1,048,360, $0, $91,330, $567,696)	-	1,024,217	-	97,981	576,990
Cash	12,854,278	45,066,343	5,840,485	4,939,420	14,750,000
Receivable for investments sold	4,504,987	6,065,076	382,477	19,965,441	-
Receivable for Fund shares issued	23,250	80,547	57,513	80,523	89
Dividends and interest receivable	254,244	148,497	129,564	1,878,227	2,621
Deposits for short sales	19,318,983	67,578,513	55,306,884	10,972,697	-
Receivable for variation margin on futures	-	-	-	-	265
Swap payments paid	-	-	-	1,482,706	-
Unrealized gain on swap contracts	12,009	-	-	225,093	-
Collateral received on futures contracts	-	-	-	-	1,066,100
Collateral paid on open swap contracts	-	-	-	1,340,041	-
Receivable for forwards	-	-	-	29,961	-
Total Assets	109,365,071	303,483,764	148,571,785	236,790,548	70,403,190

Liabilities:
Securities sold short, at fair value
(proceeds $21,213,904, $79,289,793, $52,928,764, $21,328,571, $0)	21,194,112	81,021,404	54,598,899	22,629,311	-
Written option contracts, at fair value
(premiums received $434,147, $90,827, $128,857, $36,308, $0)	249,935	48,065	17,280	32,000	-
Payable for investments purchased	13,061,302	7,202,834	51,717	29,683,617	-
Payable to broker for dividends and interest on securities sold short	78,025	193,366	9,551	210,233	-
Payable to Advisor	125,162	365,974	159,667	303,158	114,598
Payable to Custodian for cash overdraft	-	-	-	-	-
Payable for Fund shares redeemed	113,371	814,840	113,371	638,563	113,371
Unrealized loss on swap contracts	-	-	-	1,068,601	-
Swap payments received	143,989	-	-	1,152,762	-
Payable for forward contracts	-	-	-	227,839	-
Total Liabilities	34,965,896	89,646,483	54,950,485	55,946,084	227,969

Net Assets	$74,399,175	$213,837,281	$93,621,300	$180,844,464	$70,175,221

Net Assets Consist of:
Shares of beneficial interest	$90,961,180	$235,312,777	$91,082,331	$218,927,264	$69,634,985
Undistributed net investment income (loss)	57,688	(430,226)	(37,214)	373,337	-
Accumulated net realized gain (loss)	(24,158,062)	(31,293,694)	(3,657,292)	(38,334,261)	-
Net unrealized appreciation (depreciation) on:
Investments	7,298,076	11,961,413	7,792,033	2,322,943	58,120
Foreign currency and foreign currency translation	24,280	(24,140)	-	6,128	9,294
Short positions	19,792	(1,731,611)	(1,670,135)	(1,300,740)	-
Futures contracts	-	-	-	(113,129)	472,822
Written option contracts	184,212	42,762	111,577	4,308	-
Swap contracts	12,009	-	-	(843,508)	-
Forward Contracts	-	-	-	(197,878)	-
Total Net Assets	$74,399,175	$213,837,281	$93,621,300	$180,844,464	$70,175,221

Shares outstanding (unlimited shares authorized, $0.001 par value)	7,923,465	31,363,122	10,992,762	19,987,697	7,054,956

Net asset value, offering and redemption price per share	$9.39	$6.82	$8.52	$9.05	$9.95

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Year Ended December 31, 2012	Event Driven	Long/Short Equity	Market Neutral	Relative Value- Long/Short Debt	Managed Futures Strategies (Consolidated)
Investment Income:
Dividend income
(net of foreign withholding tax of $40,092, $24,999, $2,984, $1,964, $0)	$1,259,298	$2,372,516	$813,520	$380,232	$-
Dividend income from affiliated issuers
(net of foreign withholding tax of $0, $0, $0, $0, $0, $0)
Interest income	896,019	65,010	48,032	9,963,051	32,234
Total Investment Income	2,155,317	2,437,526	861,552	10,343,283	32,234

Expenses:
Investment advisory fees (See Note 6)	1,483,604	4,385,596	1,491,017	3,048,818	904,857
Operating service fees (See Note 6)	211,943	626,514	213,002	435,515	129,266
Total operating expenses before dividends and interest on
short positions	1,695,547	5,012,110	1,704,019	3,484,333	1,034,123
Dividends and interest on short positions	654,266	2,535,402	1,221,157	960,385	32,619
Total Expenses	2,349,813	7,547,512	2,925,176	4,444,718	1,066,742

Net Investment Income	(194,496)	(5,109,986)	(2,063,624)	5,898,565	(1,034,508)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(625,405)	11,077,671	3,818,531	5,002,424	6,259
Foreign currency and foreign currency translation	(26,986)	84,573	24	(105,685)	20,790
Forward contracts	-	-	-	130,421	-
Short positions	(2,311,774)	(11,592,851)	(2,110,739)	(2,818,759)	-
Futures contracts	-	-	-	(1,251,679)	1,693,135
Written option contracts	3,465,601	3,409,998	135,203	494,955	-
Swap contracts	(2,361)	-	-	(1,741,842)	-
Net Realized Gain (Loss)	499,075	2,979,391	1,843,019	(290,165)	1,720,184
Change in unrealized appreciation (depreciation) on:
Investments	5,062,109	5,182,700	5,830,904	7,774,615	63,389
Foreign currency and foreign currency translation	(34,763)	(36,594)	-	11,308	(5,267)
Short positions	(579,887)	(4,139,352)	(3,020,971)	(1,886,075)	-
Forward contracts	-	-	-	(197,878)	-
Written option contracts	(271,014)	5,986	111,577	(151,969)	-
Futures contracts	-	-	-	447,138	118,952
Swap contracts	12,009	-	-	(985,413)	-
Net Change in Unrealized Appreciation (Depreciation)	4,188,454	1,012,740	2,921,510	5,011,726	177,074
Net Realized and Unrealized Gain (Loss)	4,687,529	3,992,131	4,764,529	4,721,561	1,897,258

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,493,033	$(1,117,855)	$2,700,905	$10,620,126	$862,750

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

	Event Driven	Long/Short Equity	Market Neutral	Relative Value-Long/Short Debt	Managed Futures Strategies (Consolidated)

Net Assets, December 31, 2010	$81,760,435	$89,386,571	$66,821,383	$73,796,791	$-
2011:
Operations:
Net investment income (loss)	472,715	(3,338,606)	(1,580,189)	4,113,240	(209,777)
Net realized gain (loss)	8,552,999	8,622,396	1,475,441	1,985,795	(1,345,463)

Change in unrealized appreciation (depreciation)	(5,155,460)	5,688,516	(1,197,231)	(7,534,868)	363,162
Net Increase (Decrease) in Net Assets Resulting from Operations	3,870,254	10,972,306	(1,301,979)	(1,435,833)	(1,192,078)

Capital Share Transactions:
Proceeds from shares sold	32,397,855	175,172,245	31,021,491	118,167,339	46,912,702
Cost of shares redeemed	(39,161,372)	(44,206,700)	(33,480,859)	(36,131,705)	(5,728,288)
Proceeds from shares issued to holders in
reinvestment of dividends	-	-	-	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,763,517)	130,965,545	(2,459,368)	82,035,634	41,184,414

Total Increase/(Decrease) in Net Assets	(2,893,263)	141,937,851	(3,761,347)	80,599,801	39,992,336

Net Assets, December 31, 2011 *	78,867,172	231,324,422	63,060,036	154,396,592	39,992,336

* Including undistributed net investment income (loss)	$(99,161)	$(86,808)	$-	$(459,671)	$-
2012:
Operations:
Net investment income (loss)	$(194,496)	$(5,109,986)	$(2,063,624)	$5,898,565	$(1,034,508)
Net realized gain (loss)	499,075	2,979,391	1,843,019	(290,165)	1,720,184

Change in unrealized appreciation (depreciation)	4,188,454	1,012,740	2,921,510	5,011,726	177,074
Net Increase (Decrease) in Net Assets Resulting from Operations	4,493,033	(1,117,855)	2,700,905	10,620,126	862,750

Capital Share Transactions:
Proceeds from shares sold	40,703,611	122,496,632	62,362,207	107,952,982	45,456,342
Cost of shares redeemed	(49,664,641)	(138,865,918)	(34,501,848)	(92,125,236)	(16,136,207)
Proceeds from shares issued to holders in
reinvestment of dividends	-	-	-	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(8,961,030)	(16,369,286)	27,860,359	15,827,746	29,320,135

Total Increase/(Decrease) in Net Assets	(4,467,997)	(17,487,141)	30,561,264	26,447,872	30,182,885

Net Assets, December 31, 2012**	$74,399,175	$213,837,281	$93,621,300	$180,844,464	$70,175,221

** Including undistributed net investment income (loss)	$57,688	$(430,226)	$(37,214)	$373,337	$-

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Event Driven
	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.87		$8.49		$7.30		$4.91		$9.09

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.02)		0.06		0.09		0.19		0.40
Net realized and unrealized gain (loss) on investments	0.54		0.32		1.10		2.20		(4.57)
Total Gain (loss) from Investment Operations	0.52		0.38		1.19		2.39		(4.17)

Less Dividends and Distributions:
Net investment income	-		-		-		-		(0.00	) (4)
Net realized gains	-		-		-		-		(0.01)
Total Dividends and Distributions	-		-		-		-		(0.01)

Net Asset Value, End of Period	$9.39		$8.87		$8.49		$7.30		$4.91

Total Return	5.80%		4.48%		16.30%		48.68%		-45.90%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$74,399		$78,867		$81,760		$71,624		$43,229

Ratio of expenses including dividends on short positions and interest expense to average net assets:	2.77	% (3)	2.98	% (3)	3.29	% (3)	2.96	% (3)	2.71	% (3)

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.00	% (3)	2.36	% (3)	3.00	% (3)	2.71	% (3)	2.38	% (3)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(0.23%)		0.72%		1.15%		3.14%		4.84%

Ratio of dividends on short positions and interest expense to average net assets:	0.77%		0.62%		0.29%		0.25%		0.33%

Portfolio turnover rate	242%		286%		233%		255%		219%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial Statements.
(4) Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Long/Short Equity
	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008

Per Share Data:(1)
Net Asset Value, Beginning of Period	$6.81		$6.34		$6.55		$6.31		$8.40

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	(0.14)		(0.15)		(0.17)		(0.14)		(0.07)
Net realized and unrealized gain (loss) on investments	0.15		0.62		(0.04)		0.38		(2.02)
Total Gain (loss) from Investment Operations	0.01		0.47		(0.21)		0.24		(2.09)

Less Dividends and Distributions:
Net investment income	-		-		-		-		-
Net realized gains	-		-		-		-		-
Total Dividends and Distributions	-		-		-		-		-

Net Asset Value, End of Period	$6.82		$6.81		$6.34		$6.55		$6.31

Total Return	0.09%		7.41%		-3.21%		3.80%		-24.88%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$213,837		$231,324		$89,387		$60,233		$22,272

Ratio of expenses including dividends on short positions and interest expense to average net assets:	3.01	% (3)	2.88	% (3)	3.65	% (3)	3.38	% (3)	2.69	% (3)

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.00	% (3)	2.24	% (3)	3.00	% (3)	2.80	% (3)	2.30	% (3)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.04%)		(2.30%)		(2.72%)		(2.16%)		(0.90%)

Ratio of dividends on short positions and interest expense to average net assets:	1.01%		0.64%		0.65%		0.58%		0.39%

Portfolio turnover rate	274%		293%		427%		517%		292%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Market Neutral
	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.20		$8.40		$8.57		$9.79		$10.10

Gain (loss) from Investment Operations:

Net investment income (loss) (2)	(0.20)		(0.23)		(0.26)		(0.31)		(0.13)
Net realized and unrealized gain (loss) on investments	0.52		0.03		0.09		(0.91)		(0.18)
Total Gain (loss) from Investment Operations	0.32		(0.20)		(0.17)		(1.22)		(0.31)

Less Dividends and Distributions:
Net investment income	-		-		-		-		-
Net realized gains	-		-		-		-		-
Total Dividends and Distributions	-		-		-		-		-

Net Asset Value, End of Period	$8.52		$8.20		$8.40		$8.57		$9.79

Total Return	3.89%		-2.38%		-1.98%		-12.46%		-3.07%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$93,621		$63,060		$66,821		$57,118		$41,762

Ratio of expenses including dividends on short positions and interest expense to average net assets:	3.43	% (3)	3.55	% (3)	4.69	% (3)	4.59	% (3)	3.98	% (3)
			.
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.00	% (3)	2.33	% (3)	3.00	% (3)	2.82	% (3)	2.48	% (3)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.42%)		(2.80%)		(3.08%)		(3.41%)		(1.34%)

Ratio of dividends on short positions and interest expense to average net assets:	1.43%		1.22%		1.69%		1.77%		1.50%

Portfolio turnover rate	122%		174%		228%		293%		260%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Relative Value - Long/Short Debt
	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008

Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.50		$8.50		$7.47		$5.26		$9.83

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)	0.30		0.30		0.24		0.54		0.84
Net realized and unrealized gain (loss) on investments	0.25		(0.30)		0.79		1.67		(4.88)
Total Gain (loss) from Investment Operations	0.55		-		1.03		2.21		(4.04)

Less Dividends and Distributions:
Net investment income	-		-		-		-		(0.53)
Net realized gains	-		-		-		-		-
Total Dividends and Distributions	-		-		-		-		(0.53)

Net Asset Value, End of Period	$9.05		$8.50		$8.50		$7.47		$5.26

Total Return	6.43%		0.00%		13.79%		42.21%		-41.70%

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$180,844		$154,396		$73,797		$46,202		$45,530

Ratio of expenses including dividends on short positions and interest expense to average net assets:	2.55	% (3)	2.60	% (3)	3.46	% (3)	2.74	% (3)	2.72	% (3)

Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.00	% (3)	2.25	% (3)	3.00	% (3)	2.68	% (3)	2.39	% (3)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	3.39%		3.54%		3.04%		8.88%		10.00%

Ratio of dividends on short positions and interest expense to average net assets:	0.55%		0.35%		0.46%		0.06%		0.33%

Portfolio turnover rate	249%		107%		116%		116%		44%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 6 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	Managed Futures Strategies
	Year ended December 31, 2012		Period from September 28, 2011 through December 31, 2011(1)

Per Share Data:(2)
Net Asset Value, Beginning of Period	$9.73		$10.00

Gain (loss) from Investment Operations:

Net investment income (loss) (3)	(0.20)		(0.05)
Net realized and unrealized gain (loss) on investments	0.42		(0.22)
Total Gain (loss) from Investment Operations	0.22		(0.27)

Less Dividends and Distributions:
Net investment income	-		-
Net realized gains	-		-
Total Dividends and Distributions	-		-

Net Asset Value, End of Period	$9.95		$9.73

Total Return	2.26%		-2.70	% (4)

Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$70,175		$39,993

Ratio of expenses including dividends on short positions and interest expense to average net assets:	2.06	% (5)	2.06	% (5) (6)
			.
Ratio of expenses excluding dividends on short positions and interest expense to average net assets:	2.00	% (5)	2.00	% (5) (6)

Ratio of net investment income (loss) including dividends on short positions and interest expense to average net assets:	(2.00%)		(1.95	%) (6)

Ratio of dividends on short positions and interest	0.06%		0.06	% (6)
expense to average net assets:
Portfolio turnover rate	0%		0	% (4)

(1) Commencement of operations for Managed Futures Strategies was September 28, 2011.
(2) Information presented relates to a share of capital stock outstanding for the entire period.
(3) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(4) Not Annualized.
(5) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees.
(6) Annualized.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

1. Organization

Underlying Funds Trust (the “UFT”) is an open-end management investment company organized as a Delaware statutory trust and operates in a Fund-of-Funds structure. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the “Portfolios”). Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

Hatteras Alternative Mutual Funds Trust (the “Trust”) (until February 26, 2010, Hatteras Alternative Mutual Funds Trust was known as AIP Alternative Strategies Funds) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is an open-ended management investment company issuing five non-diversified series of shares to investors including: Hatteras Alpha Hedged Strategies Fund (“Alpha”); Hatteras Long/Short Equity Fund (“Long/Short Equity”); Hatteras Long/Short Debt Fund (“Long/Short Debt); Hatteras Hedged Strategies Fund (“Hedged Strategies”); and Hatteras Managed Futures Strategies Fund (“Managed Futures”). Long/Short Equity, Long/Short Debt and Hedged Strategies commenced operations on May 2, 2011. Managed Futures commenced operations on September 28, 2012. Each Fund of the Trust has its own investment objective and policies. As a mutual fund of funds, each Fund pursues its investment objective by investing in other affiliated mutual funds in the UFT.

Hatteras Variable Trust (“HVT”), an open-end management investment company, was organized as a Delaware statutory trust on January 30, 2012. Currently, Hatteras Alpha Hedged Strategies Variable Fund (“Alpha Variable”) is the only series offered by the Trust. Alpha Variable is classified as a non-diversified series of the Trust and has its own investment objective and policies. Alpha Variable is set up in a fund-of-funds structure whereby Alpha Variable invests in one or more affiliated portfolios and may also invest in non-affiliated investment companies. HVT may start another series and offer shares of a new fund under HVT at any time. HVT is registered under the “1940 Act,” as amended. Alpha Variable commenced operations on May 15, 2012. As a mutual fund of funds, Alpha Variable pursues its investment objective by investing in other affiliated mutual funds in the UFT. The results of these funds are shown in separate financial statements as their performance has impacted the results of Alpha, Long/Short Equity, and Long/Short Debt, Hedged, and Alpha Variable Strategies (the “Funds”).

Under a fund-of-funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Managed Futures Strategies (formerly known as Managed Futures) may invest up to 25% of total assets in its Subsidiary, Hatteras Trading Advisors (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by Managed Futures Strategies and is therefore consolidated. All intercompany balances, revenues, and expenses have been eliminated in consolidation.

As of December 31, 2012, the UFT consisted of the following Portfolios:

●	Event Driven
●	Long/Short Equity
●	Market Neutral
●	Relative Value – Long/Short Debt
●	Managed Futures Strategies

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds and the UFT.

Cash -- Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The UFT has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Security Valuation -- The Funds’ investments in the UFT are valued based on the net asset values of the UFT. These net assets values come from the valuation of the underlying investments in the UFT. Investments in the Portfolios of the UFT are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices. Futures are valued at the last reported sale price on the exchange on which they are traded or at the mean of the last bid and asked prices. Foreign securities are valued in their local currencies as of the close of the primary exchange or as of the close of the domestic markets, whichever is earlier. Foreign securities are then converted into U.S. dollars using the applicable currency exchange rates as of the close of the domestic markets.

Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees. The financial statements may include adjustments made subsequent to year-end related to subsequent valuation information obtained. Therefore, the net assets reflected in these financial statements may differ from the reported NAV’s of the Portfolios as of December 31, 2012.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

Various inputs are used in determining the value of the Funds’ investments. A summary of the inputs used to value the Portfolio’s net assets as of December 31, 2012 is located in a table following each series’ Schedule of Investments in these financial statements. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions, Investment Income and Realized Gain and Loss -- Investment and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Capital gain distributions received are recorded as capital gains.

Repurchase Agreements -- The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral; securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Foreign Currency Translations and Transactions -- The Portfolios may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date. The Portfolios are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Portfolio since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Convertible Securities -- The Portfolios may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

Warrants -- The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Short Sales -- The Portfolios may engage in short sale transactions. The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios are also required to maintain deposits for securities sold short with brokers.

Derivative Transactions – Event Driven, Long/Short Equity, Relative Value – Long/Short Debt and Managed Futures Strategies engaged in derivatives and hedging activities during the year ended December 31, 2012. The Portfolios’ use of derivatives included swaps, options and futures contracts. Further information regarding derivative activity for each Portfolio can be found in the Schedule of Investments.

Futures Contracts -- The Portfolios may purchase and sell futures contracts. Managed Futures Strategies and Relative Value – Long/Short Debt held futures contracts during the year ended December 31, 2012. The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. Relative Value – Long/Short Debt uses futures contracts to maintain appropriate duration and convexity levels and to execute long/short strategies or take short risk positions. Managed Futures Strategies uses futures contracts as an investment strategy to generate returns that are not correlated to traditional equity markets, with lower levels of annualized volatility. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Options -- The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. Event Driven, Long/Short Equity, Market Neutral and Relative Value – Long/Short Debt purchased and wrote call or put options during the year ended December 31, 2012. The Portfolios are subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolios use options to gain exposure to, and to hedge against changes in the value of equities. With options, there is minimal counterparty credit risk to the Portfolio since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option. Long/Short Equity, Event Driven and Relative Value – Long/Short Debt use purchased options in order to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. Long/Short Equity, Event Driven and Relative Value – Long/Short Debt use written options to earn premium income and to assure a definite price for a security that the Portfolio has considered selling.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Portfolios realize a gain or loss from the sale of the security (or closing of the short sale).

The premiums received by the Portfolios during the year ended December 31, 2012, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures Strategies
Options outstanding at December 31, 2011	$782,256	$121,900	$-	$204,456	$-
Options written	5,964,823	8,928,789	816,629	416,728	-
Options closed	(3,246,809)	(5,577,196)	(200,177)	(322,945)	-
Options exercised	(667,611)	(1,341,043)	(370,231)	(3,068)	-
Options expired	(2,398,512)	(2,041,623)	(117,364)	(258,863)	-
Options outstanding at December 31, 2012	$434,147	$90,827	$128,857	$36,308	$-

The number of option contracts written by the Portfolios during the year ended December 31, 2012, were as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt	Managed Futures Strategies
Options outstanding at December 31, 2011	6,971	4,895	-	1,124	-
Options written	84,214	165,752	1,106	3,373	-
Options closed	(34,725)	(90,387)	(23)	(2,228)	-
Options exercised	(10,043)	(18,182)	(434)	(35)	-
Options expired	(42,343)	(60,473)	(521)	(1,434)	-
Options outstanding at December 31, 2012	4,074	1,605	128	800	-

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

Credit Default Swaps – The Portfolios may invest in credit default swaps. Event Driven and Relative Value – Long/Short Debt invested in credit default swaps during the year ended December 31, 2012. Relative Value – Long/Short Debt uses credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If a Portfolio is a buyer and no event of default occurs, the Portfolio will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Portfolio, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Portfolio receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Portfolio would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Portfolio coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Upon entering into swap agreements, the Portfolios will either receive or pay an upfront payment based upon the difference between the current principal amount and the notional amount of the swap and whether the Portfolios are buying or selling protection. Upfront payments that are received are recorded as liabilities while upfront payments paid are recorded as assets. These payments remain on the books until the swap contract is closed. When entering into credit default swaps the Portfolio will either deliver collateral to the counterparty or the counterparty will deliver collateral to the Portfolio. The amount of this collateral is calculated based upon the notional value and the current price of the swap. In the event of default, the Portfolio has recourse against any collateral posted to them by the counterparty. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of by protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Restricted Securities – The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resales (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be illiquid, whereby the prompt sale of these securities at their stated value may be difficult. Information regarding restricted securities held by each Portfolio is included in the Schedule of Investments of the UFT.

To Be Announced (“TBA”) Transactions – The Portfolios may purchase securities on a forward commitment or on a ‘To Be Announced” basis. The Portfolios record TBA transactions on the trade date and segregate with the custodian qualifying assets that have sufficient value to make payment for the securities purchased. TBA securities are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. During the year ended December 31, 2012, the Portfolios did not engage in any TBA transactions.

Taxes and Distributions to Shareholders -- The Portfolios intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2012. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

Open tax years are those that are open for exam by Federal and state taxing authorities. As of December 31, 2012, open Federal tax years include the tax years ended December 31, 2008 through December 31, 2012, open New York tax years include the tax year ended December 31, 2009 and open North Carolina tax years include the tax years ended December 31, 2009 through December 31, 2012. The Portfolios have no examinations in progress.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.

Guarantees and Indemnifications -- In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In December 2011, the FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets & Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact ASU No. 2011-04 and ASU No. 2011-11 will have on the Portfolios’ financial statements and disclosures.

3. Underlying Funds Trust

UFT Ownership

As of December 31, 2012 the ownership in the UFT Portfolios were as follows:

	Alpha	Long/Short Equity	Long/Short Debt	Hedged	Alpha Variable	Managed Futures
Event Driven	79.32%	0.00%	0.00%	20.64%	0.04%	0.00%
Long/Short Equity	66.79%	11.44%	0.00%	21.74%	0.03%	0.00%
Market Neutral	64.44%	0.00%	0.00%	35.53%	0.03%	0.00%
Relative Value – Long/Short Debt	66.91%	0.00%	8.78%	24.28%	0.03%	0.00%
Managed Futures Strategies	98.86%	0.00%	0.00%	0.00%	0.05%	1.09%

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Event Driven

Investment Objective

Event Driven seeks to achieve capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in securities whose prices are or will be impacted by a corporate event. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

The principal strategies and sub-strategies to be employed by the Portfolio include:

Event Driven Strategies: The Portfolio may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

Activist: The Portfolio may employ event driven activist strategies where a manager may take an active role, by obtaining or attempting to obtain representation of the company’s board of directors in an effort to impact the firm’s policies or strategic direction and in some cases may advocate activities such as division or asset sales, partial or complete corporate divestiture, dividend or share buybacks, and changes in management. Strategies employ an investment process primarily focused on opportunities in equity and equity related instruments of companies. These companies are typically engaged or prospectively engaged in a corporate transaction, security issuance/repurchase, asset sales, division spin-off or other catalyst oriented situation.

Merger Arbitrage: The Portfolio may employ event driven merger arbitrage strategies primarily focused on opportunities in equity and equity related securities of companies which are currently engaged in a corporate transaction. Merger Arbitrage involves primarily announced transactions, typically with limited or no exposure to situations which pre-, post-date or situations in which no formal announcement is expected to occur.

Distressed/Restructuring: The Portfolio may employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Event Equity/Debt: The Portfolio may employ an investment strategy in which it maintains positions in companies currently or prospectively involved in corporate transactions of a wide variety including, but not limited to, mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance or other capital structure adjustments. Security types can range from most senior in the capital structure to most junior or subordinated, and frequently involve additional derivative securities. Event Driven exposure includes a combination of sensitivities to equity markets, credit markets and idiosyncratic, company specific developments. Investment theses are typically predicated on fundamental characteristics (as opposed to quantitative), with the realization of the thesis predicated on a specific development exogenous to the existing capital structure.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

Long/Short Equity

Investment Objective

Long/Short Equity seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity related securities that afford strategic and tactical opportunities to employ relative value and long and/or short strategies. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Fund may include common and preferred stock, options and futures contracts, privately negotiated options, and shares of investment companies. The Portfolio seeks to achieve its objective by allocating its assets among a professionally selected group of one or more sub-advisors that employ a variety of investment techniques and strategies. By allocating its assets among one or more sub-advisors, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Portfolio utilized a single manager or single strategy approach. The Advisor believes that allocating among dissimilar investment styles that utilize different investment strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles is expected to mitigate near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

The principal strategies to be employed by the Portfolio include:

Long/Short Equity – Generalist:
Long/Short Equity Generalist strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies are broadly diversified and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Long/Short Equity Generalist managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities - both long and short.

Long/Short Equity Sector Focused: Long/Short Equity Sector Focused strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the market in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity Sector Focused strategies typically maintain a primary focus in this area or expect to maintain in excess of 50% of portfolio exposure to these sectors over various market cycles.

Long/Short Equity International: Long/Short Equity International strategies employ investment processes designed to identify opportunities in securities in specific niche areas of the global non-US market, in which a manager maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Long/Short Equity International strategies typically maintain a primary focus in this area and expect to maintain in excess of 50% of portfolio exposure to non-US securities.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

Variable Based Strategies: Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the manager seeks to drive performance through tactical adjustments to gross and net market exposures. Variable Biased strategies employ analytical techniques in which the investment thesis is predicated on assessment of the valuation characteristics of the underlying companies as well as the global economic environment. The investment theses may be fundamental or technical in nature and a manager has a particular focus above that of a market generalist.

Market Neutral

Investment Objective

Market Neutral seeks to achieve capital appreciation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. and foreign equity securities. The Portfolio will also invest in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate and in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, other derivative securities and shares of investment companies.

The principal strategies to be employed by the Portfolio include:

Market or Sector Timing/Trading Strategies: The Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

Market Neutral Strategies: The Portfolio may employ strategies designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

Relative Value-Long/Short Debt/Arbitrage Strategies: The Portfolio may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include Pairs Trading — long and short positions in securities of different companies in the same industry.

Relative Value-Long/Short Debt

Investment Objective

Relative Value-Long/Short Debt seeks to achieve current income, capital preservation and capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in long/short strategies that utilize debt and debt-related securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The Portfolio has no policy with respect to the rating or maturity of the debt securities in which it may invest and thus may invest in debt securities of varying qualities and maturities. The Portfolio may invest in foreign securities (including those from developing countries), depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements. Derivative instruments in which the Portfolio may invest include options, futures and swaps. The Portfolio invests in these types of instruments to both reduce risk through hedging, or to take market risk. The Portfolio may invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. While the Portfolio may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its net assets in illiquid securities. The Fund may also invest up to 100% of it’s assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”). The principal strategies to be employed by the Portfolio include:

Relative Value-Long/Short Debt: These strategies are designed to take advantage of perceived discrepancies in the market prices of certain fixed income securities, certain convertible bond, common stock, and derivative securities and attempts to achieve total return through current income, capital preservation and capital appreciation. These strategies are based on credit assessments of individual issues and sectors and are effectuated by expressing views on specific credits by taking long and/or short positions in cash debt and debt-related securities, which may include corporate debt, sovereign debt, credit derivatives, common and preferred stock, options and futures contracts, privately negotiated options, shares of investment companies, bonds, credit derivatives and other financial instruments.

Multi-Strategy / Relative Value: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, master limited partnership or combination of these or other instruments.

Credit Arbitrage: The Portfolio employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

Fixed Income Corporate: The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument..

Fixed Income Arbitrage:
The Portfolio may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.

Fixed Income and High Yield Investment Strategies: The Portfolio may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Fund may invest in debt securities that fall below investment grade debt — commonly “junk bonds.”

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

Swap Strategies: The Portfolio may use credit default swaps to maintain appropriate portfolio duration and convexity levels. The Portfolio may also enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Also, credit default swaps provide an efficient tool for managing portfolio risk and thus are exclusively used for risk management activities.

Managed Futures Strategies

Investment Objective

Managed Futures Strategies seeks to achieve positive returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by traditional equity markets.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio will allocate its assets to two principal investment strategies: a “managed futures” strategy and a “fixed income” strategy. The managed futures strategy is intended to capture macroeconomic trends in the commodities and financial futures markets, and the fixed income strategy is intended to generate interest income and capital appreciation to add diversification to the returns generated by the Fund’s portfolio.

The principal strategies to be employed by the Portfolio include:

Managed Futures: The Portfolio pursues its managed futures strategy primarily by investing up to 25% of its total assets in Hatteras Trading Advisors, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by the Advisor and has the same investment objective as the Portfolio. The Subsidiary invests the majority of its assets in accounts (“Trading Accounts”) traded by third-party commodity trading advisors (“Trading Advisors”). The Advisor monitors the performance of the Trading Advisors and Trading Accounts and seeks to achieve the Portfolio’s investment objective by allocating and reallocating the Subsidiary’s assets among Trading Accounts. The Advisor may decide to not allocate or reallocate assets to all Trading Accounts and may decide to not allocate assets evenly among the Trading Accounts. The Advisor allocates the assets of the Subsidiary among the Trading Accounts to provide exposure to managed futures programs that the Advisor believes to be complementary to one another and consistent with the aim of moderating risk by diversifying the Portfolio’s exposure to futures contracts and other derivative instruments across trading methodologies, trading time horizons, sectors and geography. The Advisor expects the Trading Advisors to trade independently of each other and, as a group, to employ a wide variety of discretionary and systematic managed futures programs in the global currency futures, fixed income futures, commodity futures and equity futures markets.

Managed Futures – Discretionary: The Portfolio may employ discretionary strategies that are primarily reliant on the evaluation of market data, relationships and influences, as interpreted by an individual or group of individuals who make decisions on portfolio positions. These strategies employ an investment process most heavily influenced by top down analysis of macroeconomic variables. Positions may be traded actively in developed and emerging markets, focusing on both absolute and relative levels on equity markets, interest rates/fixed income markets, currency and commodity markets and frequently employing spread trades to isolate a differential between instruments identified by the Trading Advisor to be inconsistent with expected value. Portfolio positions typically are predicated on the evolution of investment themes the Trading Advisor expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

Managed Futures – Systematic: The Portfolio may employ systematic strategies that implement processes typically as function of mathematical, algorithmic and technical models, with little or no influence of individuals over the portfolio positioning. These strategies employ an investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across individual instruments or asset classes. These strategies typically employ quantitative processes which focus on statistically robust or technical patterns in the return series of the asset, and typically focus on highly liquid instruments and maintain shorter holding periods than either discretionary or mean reverting strategies. Although some strategies seek to employ counter trend models, these strategies benefit most from an environment characterized by persistent, discernable trending behavior.

Fixed Income: The Portfolio expects to allocate the Portfolio’s assets that are not allocated to the Managed Futures Strategy to a fixed income strategy that invests primarily in investment grade fixed income securities (of all durations and maturities) and ETFs in order to generate interest income and capital appreciation, which may add diversification to the returns generated by the Managed Futures Strategies Portfolio. The fixed income strategy may also include investments in exchange-traded notes (“ETNs”).

4. Investment Transactions

Costs of purchases and proceeds from sales of securities for the year ended December 31, 2012 for the Portfolios (excluding short-term investments) are as follows:

Purchases and sales of securities for the year ended December 31, 2012 for the Portfolios (excluding short-term investments) are as follows:

	Event Driven	Long/Short Equity	Market Neutral	Relative Value - Long/Short Debt		Managed Futures
Purchases of securities	$218,798,661	$446,684,743	$100,726,283	$412,716,538	*	$-
Sales of securities	158,438,376	512,377,136	77,295,873	386,723,181		-

* Includes $ of U.S. Government Securities.

5. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2012 were as follows:

	Event	Long/Short	Market	Relative	Managed
	Driven	Equity	Neutral	Value	Futures
Cost of Investments	$65,354,962	$174,067,525	$79,815,180	$194,353,696	$53,949,005
Gross tax unrealized appreciation	10,949,466	20,487,219	13,107,112	10,809,246	1,641,472
Gross tax unrealized depreciation	(3,907,108)	(11,034,173)	(6,067,430)	(9,384,484)	(1,583,352)
Net tax unrealized appreciation (depreciation)	$7,042,358	$9,453,046	$7,039,682	$1,424,762	$58,120

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

At December 31, 2012, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	Event	Long/Short	Market	Relative	Managed
	Driven	Equity	Neutral	Value	Futures
Net tax unrealized appreciation (depreciation) on investments	$7,042,358	$9,453,046	$7,039,682	$1,424,762	$58,120
Net tax unrealized appreciation (depreciation) on securities sold short and written option contracts	204,004	(1,688,849)	(1,558,558)	(1,296,432)	-
Capital loss carryover	(20,539,618)	(26,131,127)	(2,405,048)	(35,500,617)	-
Net tax unrealized appreciation (depreciation) on futures and swaps	-	-	-	-
Other accumulated earnings/(losses)	(3,268,749)	(3,108,566)	(537,107)	(2,710,513)	482,116
Total accumulated earnings/(losses)	($16,562,005)	($21,475,496)	$2,538,969	($38,082,800)	$540,236

The Funds hereby designate as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2012.

As of December 31, 2012, the Portfolios had accumulated capital loss carryovers of:

	Event Driven		Event Driven		Event Driven
Capital loss carryover	4,006,289	1	12,755,686		3,777,643
Expiration date	12/31/2016		12/31/2017		12/31/2018

	Long/Short Equity		Long/Short Equity		Long/Short Equity		Market Neutral
Capital loss carryover	4,582,909	2	19,327,778	3	2,220,440		1,044,864	4
Expiration date	12/31/2015		12/31/2016		12/31/2018		12/31/2016

	Market		Relative Value –		Relative Value –		Relative Value –
	Neutral		Long/Short Debt		Long/Short Debt		Long/Short Debt
Capital loss carryover	1,352,575		6,340,452	5	3,579,373	6	12,809,960
Expiration date	12/31/2018		12/31/2015		12/31/2016		12/31/2017

	Relative Value – Long/Short Debt
Capital loss carryover	12,770,832
Expiration date	12/31/2018

1 The entire amount of $4,006,289 is related to the 2009 Merger of Underlying Funds Trust - Event Driven & risk Arbitrage Fund.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

2 The entire amount of $4,582,909 is related to the 2009 Merger of Underlying Funds Trust – Energy & Natural Resources Fund.
3 $13,098,161 is related to the 2009 Merger of Underlying Funds Trust – Long/Short Equity Growth Fund.
   $6,229,617 is related to the 2009 Merger of Underlying Funds Trust – Energy & Natural Resources Fund.
4 The entire amount of $1,044,864 is related to the 2009 Merger of Underlying Funds Trust – International Equity Fund.
5 The entire amount of $6,340,452 is related to the 2009 Merger of Underlying Funds Trust – Arbitrage – 1 Portfolio.
6 $2,583,689 is related to the 2009 Merger of Underlying Funds Trust – Arbitrage – 1 Portfolio.

At December 31, 2012, the following funds deferred, on a tax basis, post-October losses of:

	Capital	Late Year Ordinary Loss
Event Driven	$1,462,030	$-
Long/Short Equity	-	420,202
Market Neutral	-	-
Relative Value – Long/Short Debt	1,375,275	-
Managed Futures	-	-

The tax character of distributions and redemptions for the Portfolios for the year ended December 31, 2012 were as follows:

				Relative Value -
	Event	Long/Short	Market	Long/Short	Managed
	Driven	Equity	Neutral	Debt	Futures

Distributions paid from:
Ordinary income	$-	$-	$-	$-	$-

Long term capital gain*	-	-	-	-	-

Total distributions paid	-	-	-	-	-

Redemptions characterized as distributions for tax purposes:
Return of capital*	49,507,751	73,114,227	34,455,369	49,621,245	15,716,714

Ordinary income distributions from redemptions*	134,304	-	-	5,292,727	321,226
Total redemptions characterized as distributions for tax purposes	$49,642,055	$73,114,227	$34,455,369	$54,913,972	16,037,940

*Certain redemptions were deemed as distributions for income tax purposes due to Alpha, Long/Short Debt, Long/Short Equity, Hedged Strategies, Managed Futures and Alpha Variable’s ownership of the respective UFT’s.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

For the year ended December 31, 2012, the following adjustments were made on the Statement of Assets and Liabilities for permanent tax adjustments:

	Undistributed
	Net	Accumulated
	Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Event Driven	351,345	(535,650)	184,305
Long/Short Equity	4,766,568	(344,642)	(4,421,926)
Market Neutral	2,026,410	(24,799)	(2,001,611)

Relative Value - Long/Short Debt	(5,065,557)	(461,239)	5,526,796
Managed Futures	1,034,508	(1,720,184)	685,676

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including the unlimited carryover of future short-term or long-term capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

6. Operating Services Agreements and Other Expense Agreements

Investment Advisor -- Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), Effective May 1, 2011, the Portfolios pay the Advisor monthly an annual advisory fee of 1.75% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the “Services Agreement”) with the Portfolios to provide virtually all day-to-day services to the Portfolios. Effective May 1, 2011, the Portfolios pay the Advisor an annual operating services fee of 0.25% the Portfolios’ average daily net assets. Prior to May 1, 2011, the Portfolios paid the Advisor an annual advisory fee of 2.50% and an annual operating services fee of 0.50% of the Portfolios’ average daily net assets

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

Distribution – Hatteras Capital Distributors, LLC, an affiliate of the Advisor, serves as the distributor (the “Distributor”) for the Funds. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and therefore is only available to affiliated, publicly offered Funds.

UFT Maximum Fund Fees and Expenses -- Effective May 1, 2011, the maximum, aggregate fee of the Advisory and Operating Services Agreement is capped at 2.00% of the average net assets of the UFT, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses. Prior to May 1, 2011, the maximum, aggregate fee of the Advisory and Operating Services Agreement was capped at 3.00% of the average net assets of the UFT, excluding brokerage commissions and portfolio trading transfer tax, interest on the Funds’ and the Portfolios’ borrowings, dividends and interest paid on short sales, taxes, litigation, and other extraordinary expenses.

Underlying Funds Trust
Notes to Financial Statements
December 31, 2012

Pursuant to the sub-advisory agreements between the Advisor and various Sub-Advisors who provide services to the Funds, the Advisor compensates the Sub-Advisors based on the amount of average daily net assets of the Portfolio managed by the Sub-Advisor.

Other Service Providers – US Bancorp Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two entities.

Trustees and Officers – The Advisor pays each independent Trustee an annual retainer fee of $32,000 for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

7. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

				Relative
				Value -	Managed
	Event	Long/Short	Market	Long/Short	Futures
	Driven	Equity	Neutral	Debt	Strategies^
Shares outstanding, January 1, 2011	9,635,066	14,100,047	7,951,360	8,683,164	-

Shares sold	3,703,840	26,528,431	3,748,286	13,675,697	4,706,534
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-

Shares redeemed	(4,450,093)	(6,666,849)	(4,007,495)	(4,195,080)	(595,092)

Shares outstanding, December 31, 2011	8,888,813	33,961,629	7,692,151	18,163,781	4,111,442

Shares sold	4,442,300	17,756,046	7,381,883	12,133,113	4,577,040
Shares issued to shareholders
in reinvestment of distributions	-	-	-	-	-

Shares redeemed	(5,407,648)	(20,354,553)	(4,081,272)	(10,309,197)	(1,633,526)

Shares outstanding, December 31, 2012	7,923,465	31,363,122	10,992,762	19,987,697	7,054,956

8. Subsequent Events

In preparing these financial statements, the Portfolios have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

BOARD OF TRUSTEES

The identity of the Board Members and brief biographical information is set forth below.

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee
Joseph E. Breslin (58) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and Chairman	Indefinite Term since 2004	Private Investor (2009 to Present); Chief Operating Officer, Central Park Credit Holdings, Inc. (2007 to 2009); Chief Operating Officer, Aladdin Capital Management LLC (February 2005 to 2007); Independent Consultant, Independence Community Bank (May 2003 to January 2005).	14	Director, Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios).
Thomas Mann (62) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2002	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	14	Director, F-Squared Investments, Inc. from 2012 to Present; Director, Virtus Global Multi-Sector Income Fund from 2011 to Present; Director, Virtus Total Return Fund from 2012 to Present.
Gregory S. Sellers (53) 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (June 2009 to Present); Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to June 2009).	19	None
Steve E. Moss (59) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants(1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	19	None

H. Alexander Holmes (70) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	19	None
Daniel K. Wilson (64) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2012	Owner and Principal, Daniel K. Wilson, CPA (2008 to Present); Chief Financial Officer, Parkdale Mills, Inc., a textile manufacturer (1979 to 2008).	19	None
INTERESTED TRUSTEES
David B. Perkins (50) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and President*	Indefinite Term since 2009	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer and Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) (2003 to Present).	19	None

*	Mr. Perkins is an “interested” Trustee because of his affiliation with the Advisor.
**
The term “fund complex” refers to (i) the Trust (consisting of five funds), (ii) the Underlying Funds Trust (consisting of five funds), and (iii) Hatteras Variable Trust (consisting of one fund), the investment advisor of which is Hatteras Alternative Mutual Funds, (iv) Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (v) Hatteras Core Alternatives TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P., the investment advisor for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.

FUND MANAGEMENT

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years
OFFICERS
Robert Lance Baker (40) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Treasurer	Indefinite Term since 2009
Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.  Prior to joining Hatteras Funds, Mr. Baker was Controller, and later Vice President of Operations, at Smith Breeden Associates, an investment advisor.

J. Michael Fields (39) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Secretary	Indefinite Term since 2009	Mr. Fields is Chief Operating Officer of Hatteras Funds and has been employed by Hatteras Funds since its inception in September 2003.

Andrew P. Chica (37) c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Chief Compliance Officer	Indefinite Term since 2009
Mr. Chica joined Hatteras Funds in November 2007 and became the Chief Compliance Officer of Hatteras Funds and each of the funds in the Fund Complex in 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007. From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer of U.S. Bancorp Fund Services, LLC.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)

The Independent Trustees of the Board of Trustees (the “Independent Trustees”) of Underlying Funds Trust (the “Trust”), which is defined as those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, met in person on May 23, 2012, August 7, 2012, and August 22, 2012, and voted to continue certain Sub-Advisory agreements (the “Sub-Advisory Agreements”) and Trading Advisory Agreements (the “Trading Advisory Agreements”) among the Trust, on behalf of its series (the “Portfolios”), Hatteras Alternative Mutual Funds, LLC (the “Advisor”) and the respective Sub-Advisers and Trading Advisers. The Independent Trustees received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Independent Trustees under the Investment Company Act of 1940 in approving advisory agreements.  In connection with its approval of the continuation of the Sub-Advisory Agreements and Trading Advisory Agreements, the Independent Trustees considered the following factors:

●	The overall investment performance of each Sub-Adviser;
●	The nature, scope and quality of the services to be provided by each Sub-Adviser;
●	The costs of the services to be provided by each Sub-Adviser and the structure of the Sub-Adviser’s fees;
●	The extent to which economies of scale would be realized as an Underlying Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and
●	The profits to be realized by each Sub-Adviser and its affiliates from the relationship with the Underlying Funds.

None of these factors was determinative in the Independent Trustees’s decision to approve the Sub-Advisory Agreements and the Trading Agreement, but each was a factor in the Independent Trustees’ consideration.

In addition, the Independent Trustees discussed and considered materials which had been distributed to them in advance of these meetings and prepared by the Sub-Advisers and Trading Advisers in response to the questionnaires provided by the Adviser and Fund counsel with respect to certain matters that the Adviser and Fund counsel believed relevant to the approval of the Sub-Advisory Agreements and the Trading Advisory Agreements under Section 15 of the 1940 Act.  These materials included, among other things, information regarding: (a) each Sub-Adviser or Trading Adviser’s financial soundness and ability to honor any applicable expense reimbursement commitment; (b) information on economies of scale (if any) resulting from growth of the Underlying Funds’ assets; (c) the timeliness, adequacy and quality of information supplied by each Sub-Adviser or Trading Adviser in response to the requests of the Adviser and the Independent Trustees; (d) regulatory issues; (e) each Sub-Adviser or Trading Adviser’s compliance program and chief compliance officer; and (f) other material factors affecting each Sub-Adviser.  The Independent Trustees then discussed each of the Sub-Advisory Agreements and Trading Advisory Agreement with each Sub-Adviser and Trading Adviser.

Regarding each of the Sub-Advisers and Trading Advisers, the Independent Trustees considered, among other things, the following:

Chartwell Investment Partners (“Chartwell”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of Chartwell’s long/short investment processes within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Chartwell is well established with resources of a larger firm.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Chartwell’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Chartwell.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)

Coe Capital Management (“Coe”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of Coe’s fundamental, long/short equity strategy within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Coe has been registered with the SEC since 1999.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Coe’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Coe.

FrontFour Capital Group, LLC (“FrontFour”), a Sub-Adviser to the Event Driven Portfolio: The Independent Trustees considered the merits of the investment team at FrontFour and the benefits of its investment strategy to the Funds.  The Independent Trustees concluded that, in light of current circumstances, FrontFour continued to contribute favorably to the Funds.  The Independent Trustees noted FrontFour’s financial soundness and consistent responsiveness to requests by the Adviser and the fact that its policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each continued to be satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to FrontFour

Gabelli Asset Management Company (“GAMCO”), a Sub-Adviser to the Event Driven Portfolio: The Independent Trustees considered the favorable portfolio fit of GAMCO’s event driven investment processes within the current strategies employed by the Event Driven Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that GAMCO is well established with resources of a larger firm.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that GAMCO’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to GAMCO.

Inflection Partners, LLC (“Inflection”), a Sub-Adviser to the Market Neutral Portfolio: The Independent Trustees considered the favorable portfolio fit of Inflection’s fundamental driven market neutral investment processes within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Independent Trustees also considered that, although not yet profitable, Inflection is a stable firm with good growth prospects.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Inflection’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Inflection.

ISF Capital Management LLC (“ISF”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of ISF’s investment processes within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Independent Trustees also considered that ISF is a stable and profitable firm with good growth prospects.   The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that ISF’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to ISF.

KeyPoint Capital Management, LLC (“KeyPoint”), a Sub-Adviser to the Long/Short Equity Portfolio:  The Independent Trustees considered the favorable portfolio fit of KeyPoint’s real estate equity strategy within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Independent Trustees also considered that KeyPoint registered with the SEC as an investment adviser in 2012.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that KeyPoint’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to KeyPoint.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)

Nicholas Investment Partners, L.P. (“Nicholas”), a Sub-Adviser to the Market Neutral portfolio: The Independent Trustees considered Nicholas’ portfolio fit as a core allocation in Relative Value.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Nicholas’ policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Nicholas.

OMT Capital Management, LLC (“OMT”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of OMT’s investment processes within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that OMT is a stable and profitable firm with good growth prospects.   The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that OMT’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to OMT.

Phineus Partners, L.P. (“Phineus”), a Sub-Adviser to the Long/Short Equity Portfolio: The Independent Trustees considered the favorable portfolio fit of Phineus’ investment processes within the current strategies employed by the Long/Short Equity Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Phineus is a stable and profitable firm with good growth prospects.   The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Phineus’ policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Phineus.

Raven Rock Capital, LLC (“Raven Rock”), a Sub-Adviser to the Relative Value – Long/Short Debt Portfolio: The Independent Trustees considered the favorable portfolio fit of Raven Rock’s multi-strategy investment processes within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Independent Trustees also considered that Raven Rock is a stable firm with near break-even profitability and good growth prospects.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Raven Rock’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Raven Rock.

Revolution Capital Management, LLC (“Revolution”), a Trading Adviser to the Managed Futures Strategies Portfolio: The Independent Trustees considered the favorable portfolio fit of Revolution’s systematic short to intermediate term time frame strategy within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Independent Trustees also considered that Revolution has been registered as a CTA since 2004.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Revolution’s policies and procedures regarding its trading activities, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Revolution.

Smith Breeden Associates (“Smith Breeden”), a Sub-Adviser to the Relative Value - Long/Short Debt Portfolio: The Independent Trustees considered Smith Breeden’s portfolio fit as a core allocation in Relative Value.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Smith Breeden’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory. The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Smith Breeden.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)

Sound Point Capital Management (“Sound Point”), a Sub-Adviser to the Relative Value - Long/Short Debt Portfolio: The Independent Trustees considered the favorable portfolio fit of Sound Point’s fundamental and research intensive investment process within the current strategies employed by the Relative Value – Long/Short Debt Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees also considered that Sound Point is a smaller, emerging firm, but that it is backed by a larger firm which provides it with stability.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Sound Point’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to Sound Point.

SW Asset Management (“SW”), a Sub-Adviser to the Relative Value - Long/Short Debt Portfolio: The Independent Trustees considered the favorable portfolio fit of SW’s long/short global credit strategy within the current strategies employed by the Relative Value – Long/Short Debt Portfolio and its potential contribution to the Portfolio’s overall performance.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that SW’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Advisor was not aware of any regulatory or compliance issues with regard to SW.

Tamarack Capital Management, LLC (“Tamarack”), a Sub-Adviser to the Long/Short Equity Portfolio: the Independent Trustees considered the favorable portfolio fit of Tamarack’s investment processes within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Independent Trustees also considered that Tamarack will provide the Underlying Funds with exposure to the healthcare sector and that Tamarack’s portfolio manager, Justin J. Ferayorni, has a background in the healthcare sector as an analyst and portfolio manager.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that Tamarack’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to Tamarack.

White Oak Global Advisors, LLC (“White Oak”), a Sub-Adviser to the Event Driven Portfolio: The Independent Trustees considered the favorable portfolio fit of White Oak’s event driven strategy within the current strategies employed by the Underlying Funds and its potential contribution to the Funds’ overall performance.  The Independent Trustees also considered that White Oak has a track record of just over a year, but that the portfolio managers who will be managing the Funds’ assets have a longer history at a prior firm.  The Independent Trustees acknowledged the representations from the Trust’s Chief Compliance Officer that White Oak’s policies and procedures regarding brokerage and soft dollars, its overall compliance program and its business continuity plan each were satisfactory.  The Independent Trustees noted that the Adviser was not aware of any regulatory or compliance issues with regard to White Oak.

After reviewing each proposed and the continuation of already existing Sub-Advisory Agreements and Trading Advisory Agreements with each Sub-Adviser and Trading Adviser, the Independent Trustees assessed the overall quality of services to be provided to each Portfolio.  The Independent Trustees considered each Sub-Adviser’s and Trading Adviser’s specific responsibilities in all aspects of day-to-day portfolio management of each Portfolio, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at each Sub-Adviser and Trading Adviser involved in day-to-day portfolio activities.  The Independent Trustees reviewed the certifications by the Advisor’s Chief Compliance Officer in connection with each Sub-Adviser’s and Trading Adviser’s compliance procedures and any material compliance issues that had been brought to their attention with respect to each Sub-Adviser and Trading Adviser.  The Independent Trustees concluded that each Sub-Adviser and Trading Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under its Sub-Advisory Agreement or Trading Advisory Agreement and that the nature, overall quality, and extent of the management services were satisfactory.

The Independent Trustees then turned to a more focused review of the cost of services and the structure of the Sub-Advisory and Trading Advisory fees.  The Advisor noted that the Sub-Advisory and Trading Advisory fees are paid out of the Advisor’s fee.

Underlying Funds Trust
Independent Trustees Approval of Sub-Advisory and Trading Advisory Agreements (Unaudited)

The Independent Trustees concluded that the nature and scope of the services to be provided was reasonable and appropriate in relation to each of the Sub-Advisory and Trading Advisory fees.

Based on the factors discussed above, the Independent Trustees approved continuation of existing Portfolio Sub-Advisory Agreements and Trading Advisory Agreements.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Underlying Funds Trust:

We have audited the accompanying statements of assets and liabilities of Event Driven, Long/Short Equity, Market Neutral, Relative Value – Long/Short Debt, and Managed Futures Strategies, each a series of the Underlying Funds Trust, including the schedules of investments, securities sold short, options written, swap contracts, and futures contracts, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five year period then ended (periods from September 28, 2011 to December 31, 2012 for Managed Futures). These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with custodians and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Event Driven, Long/Short Equity, Market Neutral, Relative Value - Long/Short Debt, and Managed Futures Strategies, as of December 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Milwaukee, Wisconsin
February 28, 2013

INVESTMENT ADVISOR
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

DISTRIBUTOR
Hatteras Capital Distributors, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540
and
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
7 77 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

Toll Free Telephone Number:
1-877-569-2382

The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382
The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website,
www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov.
Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2012 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.
The Trust files a Form N-Q with the Securities and Exchange Commission (the
‘‘SEC’’) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30.
Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).
This report must be accompanied or preceded by
the Funds’ current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has made amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there are audit committee financial experts serving on its audit committee.  Joseph E. Breslin, H. Alexander Holmes, Steve E. Moss, Gregory S. Sellers and Daniel K. Wilson are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2012	FYE 12/31/2011
Audit Fees	$152,000	$145,000
Audit-Related Fees	None	None
Tax Fees	$25,550	$34,360
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2012	FYE 12/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2012	FYE 12/31/2011
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds  Trust

By (Signature and Title) /s/ David B. Perkins
                                           David B. Perkins, Chief Executive Officer

Date  March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David B. Perkins
                                           David B. Perkins, Chief Executive Officer

Date  March 11, 2013

By (Signature and Title) /s/ Lance Baker
                                           Lance Baker, Chief Financial Officer and Treasurer

Date  March 8, 2013